UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-07064

Exact name of registrant as specified in charter:	The Target Portfolio Trust

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2006

Date of reporting period:	6/30/2006

Item 1	– Reports to Stockholders

The TARGET Portfolio Trust®

Semiannual Report

June 30, 2006

TARGET

A STRUCTURED AND PERSONALIZED INVESTMENT PROGRAM

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Trust portfolios’ securities are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June 30, 2006, were not audited, and accordingly, no independent registered public accounting firm’s opinion is expressed on them.

August 14, 2006

Dear TARGET Shareholder:

We hope you find the semiannual report for The TARGET Portfolio Trust informative and useful. Today many investors may be asking where they can find new growth opportunities. We believe that as a TARGET shareholder, you are uniquely positioned for domestic and global growth opportunities because you already have a strategic investment plan in place.

The TARGET program’s structured and professional approach to investing helps you “tune out” the noise of current market developments and allows you to concentrate on what’s really important—your long-term goals. It starts with a personal plan that you and your financial professional construct based on your reasons for investing, the time you have to reach your goals, and the level of risk you are willing to assume. Your financial professional can work closely with you to develop an appropriate asset allocation and select the corresponding TARGET portfolio for each asset class in your investment plan. The managers for each portfolio are carefully chosen, are monitored by our team of experienced investment management analysts, and are among the leading institutional money managers available.

Your TARGET program also evolves with your changing needs. Your financial professional can help you track your plan’s progress, stay informed of important developments, and assist you in determining whether you need to modify your portfolio. In these ways and more, the TARGET program seeks to make your investment goals a reality.

Thank you for your continued confidence.

Sincerely,

Judy A. Rice, President

The TARGET Portfolio Trust

THE TARGET PORTFOLIO TRUST	1

Equity Portfolios Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudential.com or by calling (800) 225-1852. The maximum TARGET program fee for retail investors is 1.50%.

Equity Portfolios for periods ended 6/30/06
	Total Returns[1] (Without TARGET Program Fee)	Average Annual Total Returns[1] (With TARGET Program Fee)
	Six Months	One Year	Five Years	Ten Years
Large Capitalization Growth Portfolio	–0.03%	8.52%	–2.73%	6.39%
S&P 500 Index[2]	2.71	8.62	2.49	8.32
Russell 1000 Growth Index[2]	–0.93	6.12	–0.76	5.42
Lipper Large-Cap Core Funds Avg.[3]	1.34	7.47	1.10	6.63

Large Capitalization Value Portfolio	5.29%	7.67%	7.09%	8.37%
S&P 500 Index[2]	2.71	8.62	2.49	8.32
Russell 1000 Value Index[2]	6.56	12.10	6.90	10.85
Lipper Multi-Cap Value Funds Avg.[3]	4.54	10.24	6.08	9.19

Small Capitalization Growth Portfolio	3.19%	9.00%	–2.52%	2.51%
Russell 2000 Index[2]	8.21	14.58	8.50	9.05
Russell 2000 Growth Index[2]	6.07	14.58	3.49	4.12
Lipper Small-Cap Growth Funds Avg.[3]	4.82	12.65	3.26	7.18

Small Capitalization Value Portfolio	8.16%	11.27%	14.25%	13.18%
Russell 2000 Index[2]	8.21	14.58	8.50	9.05
Russell 2000 Value Index[2]	10.44	14.61	13.09	13.26
Lipper Small-Cap Core Funds Avg.[3]	6.85	13.81	9.50	10.34

International Equity Portfolio	11.42%	27.24%	6.54%	5.27%
MSCI EAFE Index[2]	10.16	26.56	10.02	6.39
Lipper International Funds Avg.[3]	10.43	27.69	9.48	6.60

Source: Prudential Investments LLC and Lipper Inc.

1Total returns assume the reinvestment of all dividends and distributions, and take into account all charges and expenses applicable to an investment in each portfolio. Returns would be lower if the fee were deducted. The average annual total returns for the TARGET portfolios assume the imposition of the maximum TARGET annual advisory fee of 1.50% for equity portfolios for retail investors. The maximum advisory fee for retirement accounts is 1.25% of equity portfolio assets. Returns in the table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or following the redemption of Portfolio shares.

2Investors cannot invest directly in an index. The returns for the benchmark indexes would be lower if they reflected deductions for TARGET program fees, portfolio operating expenses, sales charges, or taxes. The Standard

2	THE TARGET PORTFOLIO TRUST

& Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large U.S. companies. It gives a broad look at how stock prices have performed. The Russell 1000 Growth Index contains those securities in the Russell 1000 Index with an above-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields, and higher forecasted growth rates. The Russell 1000 Value Index contains those securities in the Russell 1000 Index with a below-average growth orientation. Companies in this index generally have low price-to-book and price-to-earnings ratios, higher dividend yields, and lower forecasted growth values. The Russell 2000 Index is an unmanaged index of the stocks of the 2,000 smallest U.S. companies included in the Russell 3000 Index. It gives a broad look at how the stock prices of smaller companies have performed. The Russell 2000 Growth Index contains those securities in the Russell 2000 Index with an above-average growth orientation. Companies in this index generally have higher price-to-book and price-to-earnings ratios. The Russell 2000 Value Index contains those securities in the Russell 2000 Index with a below-average growth orientation. Companies in this index generally have low price-to-earnings ratios, higher dividend yields, and lower forecasted growth values. The Morgan Stanley Capital International Europe, Australasia, and Far East Index (MSCI EAFE Index) is an unmanaged, weighted index that reflects stock price movements in Europe, Australasia, and the Far East. It gives a broad look at how foreign stocks have performed.

3The Lipper averages represent returns based on an average of all funds in the respective Lipper categories for the periods noted. The returns for the Lipper averages would be lower if they reflected deductions for TARGET program fees, portfolio operating expenses, sales charges, or taxes. Large-Cap Core funds invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap core funds have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P 500 Index. Multi-Cap Value funds invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap funds typically have between 25% and 75% of their assets invested in companies with market capitalizations (on a three-year weighted basis) above 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Multi-cap value funds typically have a below-average price-to-earnings ratio and three-year sales-per-share growth value compared with the S&P 500 Index. Small-Cap Growth funds invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median of the smallest 500 of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Small-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P SmallCap 600 Index. Small-Cap Core funds invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median of the smallest 500 of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Small-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio and three-year sales-per-share growth value compared with the S&P SmallCap 600 Index. International funds invest their assets in securities with primary trading markets outside of the United States.

THE TARGET PORTFOLIO TRUST	3

Fixed Income Portfolios Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudential.com or by calling (800) 225-1852. The maximum TARGET program fee for retirement accounts is 1.35%.

Fixed Income Portfolios for periods ended 6/30/06
	Total Returns[1] (Without TARGET Program Fee)	Average Annual Total Returns[1] (with TARGET Program Fee)
	Six Months	One Year	Five Years	Ten Years
International Bond Portfolio	–1.25%	–1.88%	5.55%	1.35%
Citigroup Non-U.S. WGBI–Hedged[2]	3.84	–0.02	9.60	4.95
Lipper International Income Funds Avg.[3]	2.03	0.61	8.47	5.80

Total Return Bond Portfolio	–0.64%	–1.53%	4.45%	5.35%
Lehman Brothers U.S. Aggregate Bond Index[2]	–0.72	–0.81	4.97	6.22
Lipper Corporate Debt BBB-Rated Funds Avg.[3]	–0.90	–1.05	5.38	5.98

Intermediate-Term Bond Portfolio	–0.19%	–0.83%	3.58%	4.74%
Lehman Brothers Int. Govt./Credit Bond Index[2]	–0.17	–0.18	4.62	5.81
Lipper Int. Inv.-Grade Debt Funds Avg.[3]	–0.73	–0.92	4.39	5.49

Mortgage Backed Securities Portfolio	–0.72%	–1.25%	2.85%	4.45%
Lehman Brothers Mortgage-Backed Securities Index[2]	–0.06	0.40	4.65	6.13
Citigroup Mortgage-Backed Securities Index[2]	–0.11	0.45	4.72	6.16
Lipper U.S. Mortgage Funds Avg.[3]	–0.26	–0.06	4.07	5.24

Source: Prudential Investments LLC and Lipper Inc.

1Total returns assume the reinvestment of all dividends and distributions, and take into account all charges and expenses applicable to an investment in each portfolio. Returns would be lower if the fee were deducted. The average annual total returns for the TARGET portfolios assume the imposition of the maximum TARGET annual advisory fee of 1.00% for bond portfolios for retail investors. The maximum advisory fee for retirement accounts is 1.35% of bond portfolio assets. Returns in the table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or following the redemption of Portfolio shares.

2Investors cannot invest directly in an index. The returns for the benchmark indexes would be lower if they reflected deductions for TARGET program fees, portfolio operating expenses, sales charges, or taxes. The Citigroup Non-U.S. World Government Bond Index Hedged (WGBI–Hedged) is an unmanaged index of approximately 600 high-quality bonds with foreign currency exposure translated to the U.S. dollar. It gives a broad look at how foreign bonds have performed. The Lehman Brothers U.S. Aggregate Bond Index is an unmanaged index of investment-grade securities issued by the U.S. government and its agencies and by corporations with between 1 and 10 years remaining to maturity. It gives a broad look at how bond prices of short- and intermediate-term bonds have performed. The Lehman Brothers Intermediate Government/Credit Bond Index is an unmanaged index of publicly traded U.S. government bonds and investment-grade corporate bonds with maturities of up to 10 years. It gives a broad look at how intermediate-term bonds have performed. The Lehman Brothers

4	THE TARGET PORTFOLIO TRUST

Mortgage-Backed Securities Index is a market capitalization-weighted index of 15- and 30-year fixed-rate securities backed by GNMA, FNMA, and FHLMC mortgage pools, and balloon mortgages with fixed-rate coupons. The Citigroup Mortgage-Backed Securities Index is an unmanaged index of 15- and 30-year mortgage-related securities issued by U.S. government agencies. Each of them gives a broad look at how mortgage-backed securities have performed.

3The Lipper averages represent returns based on an average of all funds in the respective Lipper categories for the periods noted. The returns for the Lipper averages would be lower if they reflected deductions for TARGET program fees, portfolio operating expenses, sales charges, or taxes. International Income funds invest primarily in U.S. dollar and non-U.S. dollar debt securities of issuers located in at least three countries, excluding the United States, except in periods of market weakness. Corporate Debt BBB-Rated funds invest primarily in corporate and government debt issues rated in the top four grades. Intermediate Investment-Grade Debt funds invest primarily in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of 5 to 10 years. U.S. Mortgage funds invest primarily in mortgages/securities issued or guaranteed as to principal and interest by the U.S. government and certain federal agencies.

THE TARGET PORTFOLIO TRUST	5

Money Market Portfolio Performance

Yields will fluctuate from time to time, and past performance does not guarantee future results. Current performance may be lower or higher than the past performance data quoted. The investment return and principal value will fluctuate, and shares, when sold, may be worth more or less than the original cost. For the most recent month-end performance update, call (800) 225-1852.

Money Market Portfolio as of 6/30/06
	Total Returns[1] (Without TARGET Program Fee) Six Months	Net Asset Value (NAV)	7-Day Current Yield
U.S. Government Money Market Portfolio	1.72%	$1.00	3.68%
Lipper U.S. Government Money Market Funds Avg.[2]	1.93	N/A	N/A
iMoneyNet, Inc. All Taxable Money Market Funds Avg.[3]	N/A	N/A	4.48

Source: Prudential Investments LLC and Lipper Inc.

1Total returns assume the reinvestment of all dividends and distributions, and take into account all charges and expenses applicable to an investment in each portfolio. Returns would be lower if the fee were deducted. The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or following the redemption of Portfolio shares.

2The Lipper average represents returns based on an average of all funds in the respective Lipper categories for the periods noted. The return for the Lipper average would be lower if it reflected deductions for TARGET program fees, portfolio operating expenses, sales charges, or taxes. U.S. Government Money Market funds invest principally in financial instruments issued or guaranteed by the U.S. government, its agencies, or instrumentalities with dollar-weighted average maturities of less than 90 days. These funds intend to keep a constant net asset value.

3iMoneyNet, Inc. regularly reports a 7-day current yield on Tuesdays for taxable money market funds. This is the data of all funds in the iMoneyNet, Inc. All Taxable Money Market Funds Average category as of June 27, 2006, the closest date to the end of our reporting period.

An investment in the U.S. Government Money Market Portfolio (the Portfolio) is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Portfolio.

6	THE TARGET PORTFOLIO TRUST

Fees and Expenses (Unaudited)

As a shareholder of the Trust, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, TARGET program fees, and other Trust expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds. This example does not reflect TARGET program fees. If TARGET program fees were included, the costs would be higher.

The example is based on an investment of $1,000 invested on January 1, 2006, at the beginning of the period, and held through the six-month period ended June 30, 2006.

The Trust’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to Individual Retirement Accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden or Strategic Partners Funds, including the Trust, that you own. You should consider the additional fees that were charged to your Trust account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Trust’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Trust’s actual return. The hypothetical account values and

THE TARGET PORTFOLIO TRUST	7

Fees and Expenses (continued)

expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Trust and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Large Capitalization Growth Portfolio	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Actual	$1,000.00	$999.70	0.76%	$3.77
Hypothetical	$1,000.00	$1,021.03	0.76%	$3.81

Large Capitalization Value Portfolio	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Actual	$1,000.00	$1,052.90	0.75%	$3.82
Hypothetical	$1,000.00	$1,021.08	0.75%	$3.76

Small Capitalization Growth Portfolio	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Actual	$1,000.00	$1,031.90	0.90%	$4.53
Hypothetical	$1,000.00	$1,020.33	0.90%	$4.51

Small Capitalization Value Portfolio	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Actual	$1,000.00	$1,081.60	0.79%	$4.08
Hypothetical	$1,000.00	$1,020.88	0.79%	$3.96

8	THE TARGET PORTFOLIO TRUST

International Equity Portfolio	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Actual	$1,000.00	$1,114.20	0.98%	$5.14
Hypothetical	$1,000.00	$1,019.93	0.98%	$4.91

International Bond Portfolio	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Actual	$1,000.00	$987.50	1.68%	$8.28
Hypothetical	$1,000.00	$1,016.46	1.68%	$8.40

Total Return Bond Portfolio	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Actual	$1,000.00	$993.60	0.75%	$3.71
Hypothetical	$1,000.00	$1,021.08	0.75%	$3.76

Intermediate-Term Bond Portfolio	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Actual	$1,000.00	$998.10	0.67%	$3.32
Hypothetical	$1,000.00	$1,021.47	0.67%	$3.36

Mortgage Backed Securities Portfolio	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Actual	$1,000.00	$992.80	2.88%	$14.23
Hypothetical	$1,000.00	$1,010.51	2.88%	$14.36

U.S. Government Money Market Portfolio	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Actual	$1,000.00	$1,017.20	0.91%	$4.55
Hypothetical	$1,000.00	$1,020.28	0.91%	$4.56

* Portfolio expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended June 30, 2006, and divided by the 365 days in the Portfolios’ fiscal year ending December 31, 2006 (to reflect the six-month period).

THE TARGET PORTFOLIO TRUST	9

Portfolio of Investments As of June 30, 2006 (Unaudited)	Large Capitalization Growth Portfolio

SHARES	DESCRIPTION	VALUE (NOTE 1)

	LONG-TERM INVESTMENTS—97.3%

	Common Stocks

	Aerospace & Defense—4.2%
35,100	Boeing Co.	$2,875,041
56,216	General Dynamics Corp.	3,679,899
48,333	Lockheed Martin Corp.	3,467,410
6,000	Northrop Grumman Corp.	384,360
29,751	United Technologies Corp.	1,886,808

		12,293,518

	Agriculture/Heavy Equipment—3.0%
38,600	Altria Group, Inc.	2,834,398
97,386	Archer-Daniels-Midland Co.	4,020,094
21,272	Monsanto Co.	1,790,890

		8,645,382

	Automotive Parts—0.5%
25,900	Autoliv, Inc.	1,465,163

	Beverages—0.3%
15,100	PepsiCo., Inc.	906,604

	Biotechnology—4.8%
42,300	Amgen, Inc.	2,759,229
3,400	Biogen Idec, Inc.*	157,522
114,560	Genentech, Inc.	9,371,008
27,550	Genzyme Corp.	1,681,928

		13,969,687

	Biotechnology Healthcare—0.4%
27,500	Celgene Corp.*	1,304,325

	Broadcasting—0.5%
47,100	Clear Channel Communications, Inc.	1,457,745

	Business Services—0.1%
2,300	Manpower, Inc.	148,580

	Capital Markets—0.1%
10,100	Bank of New York Co., Inc. (The)	325,220

	Chemicals—0.8%
3,904	Air Products & Chemicals, Inc.	249,544
3,900	Airgas, Inc.	145,275
2,800	Ashland, Inc.	186,760
32,500	Praxair, Inc.	1,755,000

		2,336,579

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	11

Large Capitalization Growth Portfolio (cont’d)	Portfolio of Investments As of June 30, 2006 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)

	Commercial Services—1.8%
4,200	Corporate Executive Board Co. (The)	$420,840
34,100	McKesson Corp.	1,612,248
27,500	Moody’s Corp.	1,497,650
25,600	Robert Half International, Inc.	1,075,200
18,300	Waste Management, Inc.	656,604

		5,262,542

	Computer Hardware—2.8%
3,100	Apple Computer, Inc.	177,072
66,200	Cadence Design System, Inc.	1,135,330
21,600	Computer Sciences Corp.	1,046,304
7,900	Dell, Inc.	192,839
46,500	Hewlett-Packard Co.	1,473,120
31,100	International Business Machines Corp.	2,389,102
22,000	Synopsys, Inc.	412,940
70,700	Western Digital Corp.	1,400,567

		8,227,274

	Computer Services & Software—2.2%
15,500	Autodesk, Inc.	534,130
26,200	Electronic Data Systems Corp.	630,372
30,920	Global Payments, Inc.	1,501,166
164,600	Microsoft Corp.	3,835,180

		6,500,848

	Computer Software—0.3%
32,700	Red Hat, Inc.*	765,180

	Construction—1.5%
36,089	KB Home	1,654,681
44,480	Lennar Corp. (Class A Stock)	1,973,577
30,400	Toll Brothers, Inc.	777,328

		4,405,586

	Consumer Finance
2,700	American Express Co.	143,694

	Consumer Products & Services—2.9%
130,223	Proctor & Gamble Co.	7,240,399
14,500	Whirlpool Corp.	1,198,425

		8,438,824

	Diversified—0.1%
2,000	3M Co.	161,540

See Notes to Financial Statements.

12	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)

	Electronic Components—1.9%
53,100	Agilent Technologies, Inc.	$1,675,836
28,900	Avnet, Inc.	578,578
17,400	Emerson Electric Co.	1,458,294
12,200	Energizer Holdings, Inc.	714,554
9,500	Jabil Circuit, Inc.	243,200
17,300	LSI Logic Corp.*	154,835
13,600	Raytheon Co.	606,152

		5,431,449

	Electronics
4,600	Tektronix, Inc.	135,332

	Energy—0.5%
23,000	TXU Corp.	1,375,170

	Entertainment & Leisure—1.2%
43,636	Las Vegas Sands, Inc.*	3,397,499

	Environmental Services—0.4%
28,800	Republic Services, Inc.	1,161,792

	Financial—Bank & Trust—2.3%
3,300	Bank of Hawaii Corp.	163,680
4,300	Countrywide Financial Corp.	163,744
2,000	Golden West Financial Corp.	148,400
15,700	Hudson City Bancorp, Inc.	209,281
50,411	UBS AG	5,530,087
5,600	UnionBanCal Corp.	361,704
3,780	Wells Fargo & Co.	253,562

		6,830,458

	Financial Services—6.9%
51,400	AmeriCredit Corp.	1,435,088
540	Ameriprise Financial, Inc.	24,122
7,809	Chicago Mercantile Exchange Holdings, Inc.	3,835,390
31,876	Goldman Sachs Group, Inc.	4,795,107
4,900	JPMorgan Chase & Co.	205,800
72,621	Lehman Brothers Holdings, Inc.	4,731,258
24,400	Merrill Lynch & Co., Inc.	1,697,264
58,336	SLM Corp.	3,087,141
18,500	TD Ameritrade Holding Corp.	273,985

		20,085,155

	Food & Staples Retailing—0.1%
7,200	Safeway, Inc.	187,200

	Foods—0.5%
59,000	Kroger Co. (The)	1,289,740
8,000	Supervalue, Inc.	245,600

		1,535,340

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	13

Large Capitalization Growth Portfolio (cont’d)	Portfolio of Investments As of June 30, 2006 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)

	Healthcare Services—4.2%
34,300	AmerisourceBergen Corp.	$1,437,856
30,500	Humana, Inc.	1,637,850
14,079	Quest Diagnostics, Inc.	843,614
3,800	Sierra Health Services, Inc.	171,114
185,650	UnitedHealth Group, Inc.	8,313,407

		12,403,841

	Healthcare—Products—0.1%
3,700	Dade Behring Holdings, Inc.	154,068

	Hotels & Motels—3.6%
7,900	Choice Hotels International, Inc.	478,740
116,800	MGM Mirage	4,765,440
9,524	Station Casinos, Inc.	648,394
62,147	Wynn Resorts Ltd.	4,555,375

		10,447,949

	Insurance—1.7%
11,734	Genworth Financial, Inc.	408,813
41,000	Loews Corp.	1,453,450
25,011	MBIA, Inc.	1,464,394
59,492	Progressive Corp.	1,529,539

		4,856,196

	Internet Services—1.5%
16,500	Fair Isaac Corp.	599,115
8,100	Google, Inc. (Class A Stock)	3,396,573
25,200	MPS Group, Inc.*	379,512

		4,375,200

	IT Services—0.4%
26,300	First Data Corp.	1,184,552

	Machinery & Equipment—2.6%
76,609	Caterpillar, Inc.	5,705,838
22,593	Deere & Co.	1,886,290

		7,592,128

	Manufacturing—1.9%
3,000	Eaton Corp.	226,200
155,100	General Electric Co.	5,112,096
7,000	ITT Industries, Inc.	346,500

		5,684,796

See Notes to Financial Statements.

14	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)

	Media—4.0%
53,850	CBS Corp. (Class B Stock)	$1,456,642
125,721	Comcast Corp. (Class A Stock)	4,116,106
14,975	Liberty Media Holding Corp.—Interactive A	258,468
10,275	Liberty Media Holding Corp.—Capital Series A	860,737
11,000	McGraw-Hill Cos., Inc.	552,530
87,800	Time Warner, Inc.	1,518,940
17,400	Univision Communications, Inc. (Class A Stock)*	582,900
9,350	Viacom, Inc. (Class B Stock)*	335,104
62,500	Walt Disney Co. (The)	1,875,000

		11,556,427

	Medical Supplies & Equipment—2.3%
8,200	Becton Dickinson & Co.	501,266
59,700	Johnson & Johnson	3,577,224
38,900	Medtronic, Inc.	1,825,188
29,800	St. Jude Medical, Inc.	966,116

		6,869,794

	Metals & Mining—1.8%
60,578	Companhia Vale Do Rio Doce, ADR (Brazil)	1,456,295
4,800	Newmont Mining Corp.	254,064
12,700	Nucor Corp.	688,975
39,144	Peabody Energy Corp.	2,182,278
7,100	Southern Copper Corp.	632,823

		5,214,435

	Oil, Gas & Consumable Fuels—4.6%
25,600	Anadarko Petroleum Corp.	1,220,864
1,800	Baker Hughes, Inc.	147,330
3,200	Cameron International Corp.	152,864
24,700	Devon Energy Corp.	1,492,127
9,600	EOG Resources, Inc.	665,664
54,075	Halliburton Co.	4,012,906
15,600	Helmerich & Payne, Inc.	940,056
50,414	Schlumberger Ltd.	3,282,455
21,200	Sunoco, Inc.	1,468,948

		13,383,214

	Pharmaceuticals—3.8%
8,600	Allergan, Inc.	922,436
51,256	Amylin Pharmaceuticals, Inc.	2,530,509
48,300	Endo Pharmaceuticals Holdings, Inc.*	1,592,934
21,800	Express Scripts, Inc.*	1,563,932
10,900	Forest Laboratories, Inc.*	421,721
7,900	Hospira, Inc.	339,226
17,300	KOS Pharmaceuticals, Inc.	650,826
42,100	Merck & Co., Inc.	1,533,703
60,400	Pfizer, Inc.	1,417,588

		10,972,875

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	15

Large Capitalization Growth Portfolio (cont’d)	Portfolio of Investments As of June 30, 2006 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)

	Real Estate—0.6%
10,000	New Century Financial Corp.	$457,500
28,423	St. Joe Co. (The)	1,322,806

		1,780,306

	Real Estate Investment Trust—0.3%
21,110	CB Richard Ellis Group, Inc. *	525,639
4,100	ProLogis	213,692
3,100	Public Storage, Inc.	235,290

		974,621

	Restaurants—2.4%
84,048	Starbucks Corp.	3,173,653
78,482	Yum! Brands, Inc.	3,945,290

		7,118,943

	Retail & Merchandising—6.5%
54,000	Autonation, Inc.*	1,157,760
8,900	Brinker International, Inc.	323,070
51,900	Circuit City Stores, Inc.	1,412,718
17,100	Colgate-Palmolive Co.	1,024,290
23,600	Costco Wholesale Corp.	1,348,268
40,700	Darden Restaurants, Inc.	1,603,580
11,900	Dillard’s, Inc. (Class A Stock)	379,015
55,638	Home Depot, Inc.	1,991,284
79,008	Lowe’s Cos., Inc.	4,793,415
18,900	Office Depot, Inc.*	718,200
49,348	Target Corp.	2,411,637
41,204	Wal-Mart Stores, Inc.	1,984,797

		19,148,034

	Semiconductors—2.7%
24,700	Advanced Micro Devices, Inc.	603,174
42,100	Freescale Semiconductor, Inc. (Class B Stock)	1,237,740
53,400	Intel Corp.	1,011,930
96,900	Micron Technology, Inc.	1,459,314
121,979	Texas Instruments, Inc.	3,694,744

		8,006,902

	Software
3,300	Electronic Arts, Inc.*	142,032

	Specialty Retail—0.3%
29,000	Claire’s Stores, Inc.	739,790

See Notes to Financial Statements.

16	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)

	Telecommunications—5.1%
34,600	Abbott Laboratories	$1,508,906
61,610	America Movil SA de CV, ADR (Mexico)	2,049,149
207,500	Cisco Systems, Inc.	4,052,475
8,800	Corning, Inc.*	212,872
595	Embarq Corp.	24,389
132,429	Motorola, Inc.	2,668,444
10,000	NII Holdings, Inc.*	563,800
91,548	QUALCOMM, Inc.	3,668,328
11,907	Sprint Nextel Corp.	238,021

		14,986,384

	Transportation—6.4%
71,321	Burlington Northern Santa Fe Corp.	5,652,189
21,200	CSX Corp.	1,493,328
62,325	FedEx Corp.	7,283,300
8,200	Norfolk Southern Corp.	436,404
39,456	Union Pacific Corp.	3,667,830
1,800	United Parcel Service, Inc. (Class B Stock)	148,194

		18,681,245

	Utilities—0.4%
28,400	PG&E Corp.	1,115,551

	Total long-term investments (cost $260,119,996)	284,286,969

	SHORT-TERM INVESTMENT—0.4%

	Affiliated Money Market Mutual Fund
1,311,621	Dryden Core Investment Fund—Taxable Money Market Series (cost $1,311,621; Note 3)(w)	1,311,621

	Total Investments—97.7% (cost $261,431,617; Note 5)	285,598,590
	Other assets in excess of liabilities—2.3%	6,872,273

	Net Assets—100%	$292,470,863

The following abbreviation is used in portfolio descriptions:

ADR—American Depositary Receipt

*	Non-income producing security.
(w)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	17

Large Capitalization Growth Portfolio (cont’d)	Portfolio of Investments As of June 30, 2006 (Unaudited)

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2006 were as follows:

Financial Services	6.9%
Retail & Merchandising	6.5
Transportation	6.4
Telecommunications	5.1
Biotechnology	4.8
Oil, Gas & Consumable Fuels	4.6
Aerospace & Defense	4.2
Healthcare Services	4.2
Media	4.0
Pharmaceuticals	3.8
Hotels & Motels	3.6
Agriculture/Heavy Equipment	3.0
Consumer Products & Services	2.9
Computer Hardware	2.8
Semiconductors	2.7
Machinery & Equipment	2.6
Restaurants	2.4
Financial—Bank & Trust	2.3
Medical Supplies & Equipment	2.3
Computer Services & Software	2.2
Electronic Components	1.9
Manufacturing	1.9
Commercial Services	1.8
Metals & Mining	1.8
Insurance	1.7
Construction	1.5
Internet Services	1.5
Entertainment & Leisure	1.2
Chemicals	0.8
Real Estate	0.6
Automotive Parts	0.5
Broadcasting	0.5
Energy	0.5
Foods	0.5
Affiliated Money Market Mutual Fund	0.4
Biotechnology Healthcare	0.4
Environmental Services	0.4
IT Services	0.4
Utilities	0.4
Beverages	0.3
Computer Software	0.3
Real Estate Investment Trust	0.3
Specialty Retail	0.3
Business Services	0.1
Capital Markets	0.1
Diversified	0.1
Food & Staples Retailing	0.1
Healthcare—Products	0.1

97.7
Other assets in excess of liabilities	2.3

Total	100.0%

See Notes to Financial Statements.

18	THE TARGET PORTFOLIO TRUST

Portfolio of Investments As of June 30, 2006 (Unaudited)	Large Capitalization Value Portfolio

SHARES	DESCRIPTION	VALUE

	LONG-TERM INVESTMENTS—99.4%

	Common Stocks

	Aerospace/Defense—2.4%
6,300	Goodrich Corp.	$253,827
30,600	Lockheed Martin Corp.	2,195,244
66,100	Northrop Grumman Corp.	4,234,366
46,000	Raytheon Co.	2,050,220

		8,733,657

	Auto Components—1.0%
33,900	Johnson Controls, Inc.	2,787,258
10,100	Magna International, Inc. (Class A Stock)	726,897

		3,514,155

	Automobiles—0.7%
30,300	Paccar, Inc.	2,496,114

	Beverages—1.4%
23,900	Anheuser-Busch Cos., Inc.	1,089,601
43,700	Coca-Cola Co. (The)	1,879,974
110,400	Coca-Cola Enterprises, Inc.	2,248,848

		5,218,423

	Biotechnology—0.2%
9,200	Amgen, Inc.	600,116

	Broadcasting—1.1%
144,100	CBS Corp. (Class B Stock)	3,897,905
2,300	Clear Channel Communications, Inc.	71,185

		3,969,090

	Building Materials—0.8%
104,000	Masco Corp.	3,082,560

	Capital Markets—0.1%
13,000	E*Trade Financial Corp.	296,660

	Chemicals—3.1%
15,700	Air Products & Chemicals, Inc.	1,003,544
108,500	Dow Chemical Co.	4,234,755
38,700	Eastman Chemical Co.	2,089,800
37,400	PPG Industries, Inc.	2,468,400
13,500	Praxair, Inc.	729,000
17,800	Rohm & Haas Co.	892,136

		11,417,635

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	19

Large Capitalization Value Portfolio (cont’d)	Portfolio of Investments As of June 30, 2006 (Unaudited)

SHARES	DESCRIPTION	VALUE

	Commercial Banks—8.5%
258,086	Bank of America Corp.	$12,413,937
2,600	BB&T Corp.	108,134
14,900	First Horizon National Corp.	598,980
118,400	KeyCorp	4,224,512
29,800	Marshall & Ilsley Corp.	1,363,052
7,500	North Fork Bancorp, Inc.	226,275
28,800	Regions Financial Corp.	953,856
17,900	State Street Corp.	1,039,811
109,100	U.S. Bancorp	3,369,008
10,500	UnionBanCal Corp.	678,195
15,900	Wachovia Corp.	859,872
68,600	Wells Fargo & Co.	4,601,688
6,200	Zions Bancorp	483,228

		30,920,548

	Commercial Services & Supplies—0.8%
107,400	Cendant Corp.	1,749,546
100	McKesson Corp.	4,728
32,000	Waste Management, Inc.	1,148,160

		2,902,434

	Computer Networking
100	Network Appliance, Inc.*	3,530

	Computers & Peripherals—0.9%
50,600	Hewlett-Packard Co.	1,603,008
17,800	International Business Machines Corp.	1,367,396
114,100	Sun Microsystems, Inc.	473,515

		3,443,919

	Consumer Products—0.8%
50,100	Procter & Gamble Co.	2,785,560

	Diversified Financial Services—8.2%
2,200	Capital One Financial Corp.	187,990
26,300	CIT Group, Inc.	1,375,227
239,400	Citigroup, Inc.	11,548,656
107,500	Countrywide Credit Industries, Inc.	4,093,600
2,100	Franklin Resources, Inc.	182,301
9,900	Goldman Sachs Group, Inc.	1,489,257
40,500	JPMorgan Chase & Co.	1,701,000
38,000	Lehman Brothers Holdings, Inc.	2,475,700
34,400	MBIA, Inc.	2,014,120
16,200	Merrill Lynch & Co., Inc.	1,126,872
57,400	Morgan Stanley Dean Witter & Co.	3,628,254

		29,822,977

See Notes to Financial Statements.

20	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE

	Diversified Machinery—0.2%
14,000	Ingersoll-Rand Co. Ltd. (Class A Stock)	$598,920

	Diversified Telecommunication Services—0.4%
81,700	Sprint Nextel Corp.	1,633,183

	Electric Utilities—4.7%
33,700	American Electric Power Co., Inc.	1,154,225
64,500	CMS Energy Corp.	834,630
13,500	Consolidated Edison, Inc.	599,940
36,000	Edison International	1,404,000
16,400	Entergy Corp.	1,160,300
15,096	FirstEnergy Corp.	818,354
93,900	FPL Group, Inc.	3,885,582
15,100	Pinnacle West Capital Corp.	602,641
6,600	PPL Corp.	213,180
46,100	Sierra Pacific Resources*	645,400
72,900	TXU Corp.	4,358,691
11,900	Wisconsin Energy Corp.	479,570
39,300	Xcel Energy, Inc.	753,774

		16,910,287

	Exchange Traded Fund—0.1%
4,970	iShares Russell 1000 Value Index Fund	363,406

	Financial—Bank & Trust—0.2%
6,600	Amsouth Bancorporation	174,570
22,800	TCF Financial Corp.	603,060

		777,630

	Food & Staples Retailing—0.3%
14,800	Safeway, Inc.	384,800
12,500	Wal-Mart Stores, Inc.	602,125

		986,925

	Food—Wholesale
5,200	SUPERVALU, Inc.	159,640

	Food Products—1.2%
400	Kellogg Co.	19,372
70,200	Kraft Foods, Inc. (Class A Stock)	2,169,180
35,800	Sara Lee Corp.	573,516
5,000	Sysco Corp.	152,800
63,900	Unilever PLC, ADR (United Kingdom)	1,440,306

		4,355,174

	Gas & Pipeline Utilities—1.6%
28,800	Northeast Utilities	595,296
80,200	Valero Energy Corp.	5,334,904

		5,930,200

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	21

Large Capitalization Value Portfolio (cont’d)	Portfolio of Investments As of June 30, 2006 (Unaudited)

SHARES	DESCRIPTION	VALUE

	Healthcare Equipment & Supplies—0.9%
8,600	Eli Lilly & Co.	$475,322
11,300	Sepracor, Inc.	645,682
41,400	Wyeth	1,838,574
3,500	Zimmer Holdings, Inc.	198,520

		3,158,098

	Healthcare Providers & Services—1.3%
17,800	Aetna, Inc.	710,754
37,400	HCA, Inc.	1,613,810
127,000	Tenet Healthcare Corp.*	886,460
1,400	UnitedHealth Group, Inc.	62,692
20,200	WellPoint, Inc.	1,469,954

		4,743,670

	Home Builders—0.1%
600	D.R. Horton, Inc.	14,292
17,200	Toll Brothers, Inc.*	439,804

		454,096

	Hotels, Restaurants & Leisure—1.4%
38,600	Carnival Corp.	1,611,164
15,896	Harrah’s Entertainment, Inc.	1,131,477
8,300	Hilton Hotels Corp.	234,724
39,200	McDonald’s Corp.	1,317,120
800	Starwood Hotels & Resorts Worldwide, Inc.	48,272
16,900	Yum! Brands, Inc.	849,563

		5,192,320

	Household Durables—1.3%
21,600	Centex Corp.	1,086,480
77,200	Lennar Corp. (Class A Stock)	3,425,364
5,780	Lennar Corp. (Class B Stock)	235,766

		4,747,610

	Household Products—0.9%
36,300	Kimberly-Clark Corp.	2,239,710
13,600	Fortune Brands, Inc.	965,736

		3,205,446

	Industrial Conglomerates—2.7%
168,600	General Electric Co.	5,557,056
110,100	Tyco International Ltd. (Bermuda)	3,027,750
13,700	3M Co.	1,106,549

		9,691,355

See Notes to Financial Statements.

22	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE

	Industrial Machinery—0.7%
18,500	Deere & Co.	$1,544,565
14,500	Eaton Corp.	1,093,300

		2,637,865

	Industrial Products—0.1%
3,400	Mohawk Industries, Inc.	239,190

	Insurance—10.6%
99,100	Allstate Corp. (The)	5,423,743
13,800	Ambac Financial Group, Inc.	1,119,180
22,600	American International Group, Inc.	1,334,530
22,200	Assurant, Inc.	1,074,480
28,600	CIGNA Corp.	2,817,386
105,700	Genworth Financial, Inc.	3,682,588
21,100	Hanover Insurance Group, Inc. (The)	1,001,406
25,600	Hartford Financial Services Group, Inc. (The)	2,165,760
16,000	Lincoln National Corp.	903,040
32,900	Marsh & McLennan Cos., Inc.	884,681
132,770	MetLife, Inc.	6,799,152
11,300	Protective Life Corp.	526,806
172,100	St. Paul Travelers Cos., Inc. (The)	7,672,218
91,000	UnumProvident Corp.	1,649,830
16,400	W.R. Berkely Corp.	559,732
13,700	XL Capital Ltd.	839,810

		38,454,342

	Internet & Catalog Retail
5,600	eBay, Inc.	164,024

	IT Services—0.9%
142,900	Electronic Data System Corp.	3,438,174

	Leisure Equipment & Products
2,300	Mattel, Inc.	37,973

	Machinery—0.4%
22,800	SPX Corp.	1,275,660

	Media—2.1%
1,500	EchoStar Communications Corp. (Class A Stock)	46,215
3,400	E.W. Scripps Co. ( Class A Stock)	146,676
71,200	Gannett Co., Inc.	3,982,216
64,200	News Corp. (Class A Stock)	1,231,356
54,900	Time Warner, Inc.	949,770
34,400	Viacom, Inc. (Class B Stock)*	1,232,896

		7,589,129

	Medical Supplies & Equipment
1,400	Baxter International, Inc.	51,464

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	23

Large Capitalization Value Portfolio (cont’d)	Portfolio of Investments As of June 30, 2006 (Unaudited)

SHARES	DESCRIPTION	VALUE

	Metals & Mining—2.2%
141,376	Alcoa, Inc.	$4,574,927
30,000	Phelps Dodge Corp.	2,464,800
14,900	United States Steel Corp.	1,044,788

		8,084,515

	Miscellaneous Manufacturing
4,400	Honeywell International, Inc.	177,320

	Multi-Utilities—0.4%
22,400	Public Service Enterprise Group, Inc.	1,481,088

	Multi-Utilities & Unregulated Power—0.2%
14,600	SCANA Corp.	563,268

	Multiline Retail—1.4%
7,900	Abercrombie & Fitch Co., (Class A Stock)	437,897
16,100	Federated Department Stores	589,260
17,800	J. C. Penney Co., Inc.	1,201,678
5,900	Kohl’s Corp.	348,808
92,700	Limited Brands, Inc.	2,372,193
5,400	Nordstrom, Inc.	197,100

		5,146,936

	Networking Equipment—0.1%
20,600	Juniper Networks, Inc.	329,394

	Oil & Gas Services—0.2%
11,500	Schlumberger Ltd. (Netherlands)	748,765

	Oil Field/Equipment Services—3.5%
52,100	Apache Corp.	3,555,825
122,900	ConocoPhillips	8,053,637
12,800	Devon Energy Corp.	773,248
8,200	Dynegy, Inc. (Class A Stock)	44,854
4,600	Halliburton Co.	341,366

		12,768,930

	Oil, Gas & Consumable Fuels—6.6%
81,500	ChevronTexaco Corp.	5,057,890
1,800	EOG Resources, Inc.	124,812
160,100	Exxon Mobil Corp.	9,822,135
39,700	GlobalSantaFe Corp.	2,292,675
5,400	Kerr-McGee Corp.	374,490
48,300	Occidental Petroleum Corp.	4,953,165
10,000	Tesoro Corp.	743,600
13,600	Weatherford International Ltd.	674,832
600	XTO Energy, Inc.	26,562

		24,070,161

See Notes to Financial Statements.

24	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE

	Paper & Forest Products—1.1%
9,600	Smurfit-Stone Container Corp.	$105,024
2,800	Temple-Inland, Inc.	120,036
58,420	Weyerhauser Co.	3,636,645

		3,861,705

	Pharmaceuticals—3.1%
19,800	Abbott Laboratories	863,478
100	Barr Pharmaceuticals, Inc.	4,769
17,800	Johnson & Johnson	1,066,576
60,700	Merck & Co., Inc.	2,211,301
286,200	Pfizer, Inc.	6,717,114
15,900	Schering-Plough Corp.	302,577

		11,165,815

	Railroads & Equipment—1.3%
15,700	Burlington North Santa Fe Corp.	1,244,225
16,000	CSX Corp.	1,127,040
41,100	Norfolk Southern Corp.	2,187,342

		4,558,607

	Real Estate Investment Trust—3.7%
29,400	Apartment Investment & Management Co. (Class A Stock)	1,277,430
12,100	Cresent Real Estate	224,576
73,000	Equity Office Properties Trust	2,665,230
11,700	Hospitality Properties Trust	513,864
66,500	Host Marriott Corp.	1,454,355
3,700	Kilroy Realty Corp.	267,325
6,700	Liberty Property Trust	296,140
7,600	Mack-Cali Realty Corp.	348,992
24,100	New Century Financial Corp.	1,102,575
18,885	Plum Creek Timber Co.	670,418
37,300	ProLogis	1,944,076
10,700	Realty Income Corp.	234,330
29,900	Simon Property Group, Inc.	2,479,906

		13,479,217

	Retail & Merchandising—0.1%
3,700	Best Buy Co., Inc.	202,908

	Semiconductors & Semiconductor Equipment—0.2%
7,000	Altera Corp.	122,850
10,800	Broadcom Corp., (Class A Stock)*	324,540
1,500	KLA-Tencor Corp.	62,355
10,300	Xilinx, Inc.	233,295

		743,040

	Software—2.1%
89,700	BMC Software, Inc.*	2,143,830
165,300	CA, Inc.	3,396,915

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	25

Large Capitalization Value Portfolio (cont’d)	Portfolio of Investments As of June 30, 2006 (Unaudited)

SHARES	DESCRIPTION	VALUE

	Software (cont’d.)
69,500	Microsoft Corp.	$1,619,350
31,400	Oracle Corp.	454,986

		7,615,081

	Specialty Retail—0.6%
47,300	Home Depot, Inc.	1,692,867
800	Lowe’s Cos., Inc.	48,536
15,800	Staples, Inc.	384,256

		2,125,659

	Telecommunication Services—4.3%
245,100	AT&T, Inc.	6,835,839
17,800	Cisco Systems, Inc.*	347,634
38,800	Corning, Inc.	938,572
20,200	Motorola, Inc.	407,030
7,300	QUALCOMM, Inc.	292,511
206,300	Verizon Communications Inc.	6,908,987

		15,730,573

	Textiles, Apparel & Luxury Goods—0.4%
13,400	Coach, Inc.	400,660
31,800	Jones Apparel Group, Inc.	1,010,922
2,700	NIKE, Inc. (Class B Stock)	218,700

		1,630,282

	Thrifts & Mortgage Finance—3.2%
58,500	Freddie Mac	3,335,085
51,500	Fannie Mae	2,477,150
126,800	Washington Mutual, Inc.	5,779,544

		11,591,779

	Tobacco—2.2%
107,600	Altria Group, Inc.	7,901,068

	Utilities—0.4%
51,100	Duke Energy Corp.	1,500,807

	Total long-term investments (cost $310,354,232)	361,480,077

	SHORT-TERM INVESTMENT—0.5%

	Affiliated Money Market Mutual Fund
1,774,415	Dryden Core Investment Fund—Taxable Money Market Series (cost $1,774,415; Note 3)(w)	1,774,415

	Total Investments—99.9% (cost $312,128,647; Note 5)	363,254,492
	Other assets in excess of liabilities—0.1%	286,849

	Net Assets—100%	$363,541,341

See Notes to Financial Statements.

26	THE TARGET PORTFOLIO TRUST

The following abbreviation is used in portfolio descriptions:

ADR—American Depositary Receipt

*	Non-income producing security.
(w)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2006 were as follows:

Insurance	10.6%
Commercial Banks	8.5
Diversified Financial Services	8.2
Oil, Gas & Consumable Fuels	6.6
Electric Utilities	4.7
Telecommunication Services	4.3
Real Estate Investment Trust	3.7
Oil Field/Equipment Services	3.5
Thrifts & Mortgage Finance	3.2
Chemicals	3.1
Pharmaceuticals	3.1
Industrial Conglomerates	2.7
Aerospace/Defense	2.4
Metals & Mining	2.2
Tobacco	2.2
Media	2.1
Software	2.1
Gas & Pipeline Utilities	1.6
Beverages	1.4
Hotels, Restaurants & Leisure	1.4
Multiline Retail	1.4
Healthcare Providers & Services	1.3
Household Durables	1.3
Railroads & Equipment	1.3
Food Products	1.2
Broadcasting	1.1
Paper & Forest Products	1.1
Auto Components	1.0
Computers & Peripherals	0.9
Healthcare Equipment & Supplies	0.9
Household Products	0.9
IT Services	0.9
Building Materials	0.8
Commercial Services & Supplies	0.8
Consumer Products	0.8
Automobiles	0.7
Industrial Machinery	0.7
Specialty Retail	0.6
Affiliated Money Market Mutual Fund	0.5
Diversified Telecommunication Services	0.4
Machinery	0.4
Multi-Utilities	0.4

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	27

Large Capitalization Value Portfolio (cont’d)	Portfolio of Investments As of June 30, 2006 (Unaudited)

Textiles, Apparel & Luxury Goods	0.4%
Utilities	0.4
Food & Staples Retailing	0.3
Biotechnology	0.2
Diversified Machinery	0.2
Financial—Bank & Trust	0.2
Multi-Utilities & Unregulated Power	0.2
Oil & Gas Services	0.2
Semiconductors & Semiconductor Equipment	0.2
Capital Markets	0.1
Exchange Traded Fund	0.1
Home Builders	0.1
Industrial Products	0.1
Networking Equipment	0.1
Retail & Merchandising	0.1

99.9
Other assets in excess of liabilities	0.1

Total	100.0%

See Notes to Financial Statements.

28	THE TARGET PORTFOLIO TRUST

Portfolio of Investments As of June 30, 2006 (Unaudited)	Small Capitalization Growth Portfolio

SHARES	DESCRIPTION	VALUE (NOTE 1)

	LONG-TERM INVESTMENTS—96.9%

	Common Stocks

	Advertising—0.4%
33,140	Marchex, Inc. (Class B Stock)	$544,490

	Aerospace—0.7%
46,363	AAR Corp.	1,030,649

	Apparel Manufacturers—0.3%
16,450	Carter’s, Inc.	434,774

	Biotechnology—3.2%
89,924	Cambrex Corp.	1,873,117
58,263	Illumina, Inc.	1,728,081
27,910	Lifecell Corp.*	862,977

		4,464,175

	Business Services—0.5%
12,520	Ctrip.com International Ltd., ADR (China) *	639,146

	Clothing & Apparel—0.5%
43,210	Iconix Brand Group, Inc.*	706,051

	Commercial Banks—1.0%
28,263	Wintrust Financial Corp.	1,437,174

	Commercial Services—6.6%
49,580	AMN Healthcare Services, Inc.	1,006,474
43,800	Barrett Business Services	803,730
37,972	CRA International, Inc.	1,714,056
46,970	FirstService Corp. (Canada)	1,251,281
8,140	Laureate Education, Inc.	347,008
28,070	McGrath Rentcorp	780,627
25,810	Providence Service Corp.	702,806
48,140	Rollins, Inc.	945,470
20,640	Steiner Leisure Ltd.	815,899
28,700	Team, Inc.	718,935

		9,086,286

	Computer Hardware—1.7%
25,820	M-Systems Flash Disk Pioneers (Israel)	765,046
64,510	Optimal Group, Inc. (Class A Stock) (Canada)	871,530
36,040	Radiant Systems, Inc.*	380,943
52,340	Synplicity, Inc.	307,236

		2,324,755

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	29

Small Capitalization Growth Portfolio (cont’d)	Portfolio of Investments As of June 30, 2006 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)

	Computer Services & Software—3.5%
49,450	Concur Technologies, Inc.	$764,992
39,431	Hyperion Solutions Corp.	1,088,296
37,720	Informatica Corp.	496,395
21,970	Neoware, Inc. *	270,011
46,190	PDF Solutions, Inc.*	573,218
35,360	RADWARE Ltd. *	454,022
31,670	Retalix Ltd.	706,558
22,200	The9 Ltd., ADR*	514,818

		4,868,310

	Computers—0.7%
35,775	Par Technology Corp.*	456,847
14,160	Rackable Systems, Inc.	559,178

		1,016,025

	Construction—2.6%
72,785	A.S.V., Inc.	1,676,966
70,910	Shaw Group, Inc.	1,971,298

		3,648,264

	Consumer Products & Services—0.8%
23,960	Central Garden & Pet Co.	1,031,478

	Distribution/Wholesale—0.6%
178,593	Navarre Corp.	889,393

	Diversified Financial Services—0.7%
19,970	Investment Technology Group, Inc.*	1,015,674

	Electronic Components—4.2%
50,305	Coherent, Inc.	1,696,788
19,396	ICT Group, Inc.*	475,784
28,143	Rogers Corp.	1,585,577
126,560	SRS Labs, Inc.	631,534
31,999	Trimble Navigation Ltd.*	1,428,435

		5,818,118

	Entertainment & Leisure—2.4%
78,400	Century Casinos, Inc.	839,664
41,490	Scientific Games Corp. (Class A Stock)	1,477,874
28,735	Shuffle Master, Inc.*	941,933

		3,259,471

	Financial—Bank & Trust—1.4%
31,470	Boston Private Financial Holdings, Inc.	878,013
26,950	PrivateBancorp, Inc.	1,115,999

		1,994,012

See Notes to Financial Statements.

30	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)

	Financial Services—6.1%
60,745	Cohen & Steers, Inc.	$1,433,582
46,710	Financial Federal Corp.	1,299,005
16,520	GFI Group, Inc.*	891,254
10,880	Greenhill & Co., Inc.	661,069
26,480	optionsXpress Holdings, Inc.	617,249
22,060	Portfolio Recovery Associates, Inc.	1,008,142
74,666	Texas Capital Banshares, Inc.*	1,739,718
31,895	Virginia Commerce Bancorp*	762,290

		8,412,309

	Hand/Machine Tools—0.6%
18,250	Regal-Beloit Corp.	805,737

	Healthcare Equipment & Supplies—0.5%
17,760	Kyphon, Inc.*	681,274

	Healthcare Services—2.0%
95,550	Five Star Quality Care, Inc.	1,057,739
69,840	Solexa, Inc.*	593,640
21,840	Vital Signs, Inc.	1,081,735

		2,733,114

	Insurance—1.6%
91,360	Amerisafe, Inc.*	1,136,518
24,350	Navigators Group, Inc. *	1,067,017

		2,203,535

	Internet Services—11.4%
58,511	Avocent Corp.	1,535,914
84,026	Digital Insight, Corp.	2,881,251
82,650	Digitas, Inc.	960,393
15,410	Equinix, Inc.	845,393
43,840	J2 Global Communications, Inc.	1,368,685
103,180	Jupitermedia Corp.	1,341,340
30,040	Netflix, Inc.*	817,388
14,000	Nutri/System, Inc.*	869,820
102,750	Online Resources Corp.	1,062,435
52,790	Openwave Systems, Inc.	609,197
57,920	RADVision Ltd. (Israel)	923,245
18,620	Redback Networks, Inc.	341,491
145,958	Valueclick, Inc.	2,240,455

		15,797,007

	Machinery—6.4%
49,130	Flow International Corp.*	691,259
68,138	Gardner Denver, Inc.	2,623,313
41,130	Hexel Corp.*	646,152
22,387	IDEX Corp.	1,056,666
73,493	Intermec, Inc.*	1,685,930
32,450	Intevac, Inc.*	703,516
24,409	Kennametal, Inc.	1,519,460

		8,926,296

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	31

Small Capitalization Growth Portfolio (cont’d)	Portfolio of Investments As of June 30, 2006 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)

	Manufacturing—0.5%
21,390	American Railcar Industries, Inc.	$708,223

	Medical Supplies & Equipment—13.3%
189,786	American Medical Systems Holdings, Inc.	3,159,937
33,240	Angiodynamics, Inc.*	899,142
32,055	Immucor, Inc.*	616,418
45,799	Integra LifeSciences Holdings Corp.*	1,777,459
62,860	Inverness Medical Innovations, Inc.*	1,774,538
40,395	Kensey Nash Corp.	1,191,652
10,120	LCA-Vision, Inc.	535,449
50,472	Mentor Corp.	2,195,532
43,590	NuVasive, Inc.*	794,646
151,910	Orthovita, Inc.	641,060
26,074	PolyMedica Corp.	937,621
73,783	PSS World Medical, Inc.	1,302,270
19,800	ResMed, Inc.*	929,610
19,280	SonoSite, Inc.	752,691
85,040	Spectranetics Corp.	911,629

		18,419,654

	Metals & Mining—0.5%
20,290	Dynamic Materials Corp.	684,382

	Office Equipment—1.7%
57,628	Global Imaging Systems, Inc.	2,378,884

	Oil, Gas & Consumable Fuels—9.4%
33,146	Dril-Quip, Inc.*	2,732,557
28,833	Hydril Co.	2,263,967
16,190	Maverick Tube Corp.	1,023,046
68,590	Oil States International, Inc.	2,351,265
89,948	Superior Energy Services, Inc.	3,049,237
15,030	Unit Corp.	855,057
31,700	Warrior Energy Service Corp.*	771,261

		13,046,390

	Pharmaceuticals—1.0%
38,223	HealthExtras, Inc.	1,155,099
21,530	I-Flow Corp.	232,955

		1,388,054

	Real Estate—0.6%
37,330	KKR Financial Corp.	776,837

	Real Estate Investment Trust—0.5%
49,645	Highland Hospitality Corp.	699,002

See Notes to Financial Statements.

32	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)
	Retail & Merchandising—2.3%
65,460	Cache, Inc.*	$1,135,076
23,816	Jos. A. Bank Clothiers, Inc.	570,631
27,850	Tractor Supply Co.	1,539,270

		3,244,977

	Semiconductors—3.1%
134,176	Aeroflex, Inc.*	1,565,834
70,910	Anadigics, Inc.*	476,515
39,950	GSI Group, Inc.*	343,170
30,120	Microsemi Corp.	734,326
17,160	Netlogic Microsystems, Inc.	553,410
41,970	Volterra Semiconductor Corp.	640,462

		4,313,717

	Software—0.3%
51,530	Omniture, Inc.	375,654

	Transportation—3.3%
10,460	American Commercial Lines, Inc.*	630,215
41,033	Forward Air Corp.	1,671,274
17,105	Old Dominion Freight Line, Inc.	642,977
32,087	Vitran Corp., Inc. (Canada)	753,724
43,448	Werner Enterprises, Inc.	880,691

		4,578,881

	Total long-term investments (cost $114,753,653)	134,382,172

	SHORT-TERM INVESTMENT—3.5%

	Affiliated Money Market Mutual Fund
4,843,423	Dryden Core Investment Fund—Taxable Money Market Series (cost $4,843,423; Note 3)(w)	4,843,423

	Total Investments—100.4% (cost $119,597,076; Note 5)	139,225,595
	Liabilities in excess of other assets—(0.4)%	(621,012)

	Net Assets—100%	$138,604,583

The following abbreviation is used in portfolio descriptions:

ADR—American Depositary Receipt

*	Non-income producing security.
(w)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	33

Small Capitalization Growth Portfolio (cont’d)	Portfolio of Investments As of June 30, 2006 (Unaudited)

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2006 were as follows:

Medical Supplies & Equipment	13.3%
Internet Services	11.4
Oil, Gas & Consumable Fuels	9.4
Commercial Services	6.6
Machinery	6.4
Financial Services	6.1
Electronic Components	4.2
Affiliated Money Market Mutual Fund	3.5
Computer Services & Software	3.5
Transportation	3.3
Biotechnology	3.2
Semiconductors	3.1
Construction	2.6
Entertainment & Leisure	2.4
Retail & Merchandising	2.3
Healthcare Services	2.0
Computer Hardware	1.7
Office Equipment	1.7
Insurance	1.6
Financial—Bank & Trust	1.4
Commercial Banks	1.0
Pharmaceuticals	1.0
Consumer Products & Services	0.8
Aerospace	0.7
Computers	0.7
Diversified Financial Services	0.7
Distribution/Wholesale	0.6
Hand/Machine Tools	0.6
Real Estate	0.6
Business Services	0.5
Clothing & Apparel	0.5
Healthcare Equipment & Supplies	0.5
Manufacturing	0.5
Metals & Mining	0.5
Real Estate Investment Trust	0.5
Advertising	0.4
Apparel Manufacturers	0.3
Software	0.3

100.4
Liabilities in excess of other assets	(0.4)

Total	100.0%

See Notes to Financial Statements.

34	THE TARGET PORTFOLIO TRUST

Portfolio of Investments As of June 30, 2006 (Unaudited)	Small Capitalization Value Portfolio

SHARES	DESCRIPTION	VALUE (NOTE 1)

	LONG-TERM INVESTMENTS—96.9%

	Common Stocks

	Advertising—0.3%
29,293	Advo, Inc.	$720,901

	Aerospace/Defense—1.7%
1,200	AAR Corp.	26,676
76,600	Curtiss-Wright Corp.	2,365,408
2,200	DRS Technologies, Inc.*	107,250
3,900	Esterline Technologies Corp.	162,201
600	Heico Corp.	17,010
2,700	Kaman Corp. (Class A Stock)	49,140
42,650	Moog, Inc. (Class A Stock)	1,459,483
1,800	Orbital Sciences Corp.	29,052
18,574	Teledyne Technologies, Inc.*	608,484
800	Triumph Group, Inc.	38,400

		4,863,104

	Airlines—0.7%
1,900	Alaska Air Group, Inc.	74,898
2,000	Continental Airlines, Inc. (Class B Stock)	59,600
5,700	ExpressJet Holdings, Inc.	39,387
2,200	Mesa Air Group,Inc.*	21,670
2,500	Republic Airways Holdings, Inc.*	42,550
74,600	SkyWest, Inc.	1,850,080

		2,088,185

	Auto Related—2.1%
31,762	Aftermarket Technology Corp.	789,286
23,900	American Axle & Manufacturing Holdings, Inc.	408,929
118,600	ArvinMeritor, Inc.	2,038,734
32,528	Cooper Tire & Rubber Co.	362,362
600	Keystone Automotive Industries, Inc.	25,332
2,000	Modine Manufacturing Co.	46,720
4,100	Tenneco, Inc.	106,600
73,350	United Auto Group, Inc.	1,566,022
1,500	Visteon Corp.	10,815
18,200	Winnebago Industries	564,928

		5,919,728

	Automobile Manufacturers
1,500	Group 1 Automotive	84,510

	Automotive Parts
950	Monro Muffler Brake, Inc.*	30,932
700	Rent-A-Center, Inc.*	17,402
1,400	Standard Motor Products, Inc.	11,676

		60,010

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	35

Small Capitalization Value Portfolio (cont’d)	Portfolio of Investments As of June 30, 2006 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)

	Banks—6.5%
900	Amcore Financial, Inc.	$26,379
500	AmericanWest Bancorp	11,325
1,200	Ameris Bancorp.	27,768
600	Bancfirst Corp.	26,850
67,914	BancorpSouth, Inc.	1,850,656
74,499	Bank Mutual Corp.	910,378
700	Bank of the Ozarks, Inc.	23,310
70,738	BankAtlantic Bancorp, Inc. (Class A Stock)	1,049,752
25,400	BankUnited Financial Corp. (Class A Stock)	775,208
400	Banner Corp.	15,416
800	Capital Bancorp Ltd	31,160
500	Capital Corp. of The West	16,000
100	Capital Crossing Bank	2,460
45,680	Cardinal Financial Corp.	530,802
900	Cathay General Bancorp	32,742
2,800	Central Pacific Financial Corp.	108,360
1,300	Chemical Financial Corp.	39,780
1,500	City Holding Co.	54,210
3,000	Colonial BancGroup, Inc. (The)	77,040
1,100	Columbia Banking System, Inc.	41,118
1,200	Commercial Capital Bancorp, Inc.	18,900
1,900	Community Bank System, Inc.	38,323
1,300	Community Trust Bancorp, Inc.	45,409
6,600	Corus Bankshares, Inc.	172,788
1,900	Cullen Frost Bankers, Inc.	108,870
2,100	Dime Community Bancshares	28,497
1,700	EuroBancshares, Inc.	16,439
100	Financial Institutions, Inc.	2,086
4,500	First Bancorp/Puerto Rico	41,850
200	First Citizens BancShares, Inc. (Class A Stock)	40,100
57,657	First Financial Bancorp	859,666
500	First Financial Holdings, Inc.	16,000
7,200	First Niagara Financial Group, Inc.	100,944
400	First Oak Brook Bancshares, Inc.	14,800
1,200	First Place Financial Corp. (OH)	27,612
2,200	First Republic Bank (CA)	100,760
400	First Source Corp.	13,532
900	FirstFed Financial Corp.	51,903
37,645	FirstMerit Corp.	788,286
2,400	Flagstar Bancorp, Inc.	38,304
300	FNB Corp.	11,100
33,200	Fremont General Corp.	616,192
700	Great Southern Bancorp, Inc.	21,371
2,700	Greater Bay Bancorp Holding Co.	77,625
9,100	Hanmi Financial Corp.	176,904
2,850	IBERIABANK Corp.	163,989

See Notes to Financial Statements.

36	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)

	Banks (cont’d.)
2,500	Independent Bank Corp.	$81,175
2,825	Independent Bank Corp. (MI)	74,297
3,300	Irwin Financial Corp.	63,987
500	ITLA Capital Corp.	26,290
300	Lakeland Financial Corp.	7,287
1,800	MAF Bancorp, Inc.	77,112
600	MainSource Financial Group, Inc.	10,458
2,950	MB Financial, Inc.	104,312
600	MBT Financial Corp.	9,600
771	Mercantile Bank Corp.	30,724
1,300	Mid-State Bancshares	36,400
500	Nara Bancorp, Inc.	9,375
28,256	Old National Bancorp	564,272
400	Old Second Bancorp, Inc.	12,400
20,500	Oriental Financial Group, Inc., (Puerto Rico)	261,580
44,700	Pacific Capital Bancorp	1,391,064
3,800	Partners Trust Financial Group, Inc.	43,358
500	Peoples Bancorp, Inc.	14,920
1,100	Prosperity Bancshares, Inc.	36,179
18,400	Provident Bankshares Corp.	669,576
5,300	R & G Financial Corp. (Class B Stock)	45,527
17,903	Rainier Pacific Financial Group Inc.	331,743
525	Republic Bancorp, Inc. (KY) (Class A Stock)	10,815
6,590	Republic Bancorp, Inc. (MI)	81,650
510	Royal Bancshares of Pennsylvania (Class A Stock)	12,383
200	Santander BanCorp (Puerto Rico)	4,924
300	SCBT Financial Corp.	10,695
900	Security Bank Corp.	20,043
100	Sierra Bancorp.	2,622
27,763	Signature Bank	898,966
700	Simmons First National Corp. (Class A Stock)	20,307
640	Southside Bancshares, Inc.	14,285
600	Southwest Bancorp, Inc.	15,300
3,200	Sterling Bancshares, Inc. (TX)	60,000
36,550	Sterling Financial Corp.	1,115,140
1,800	Sterling Financial Corp. (WA)	39,420
1,400	Summit Bancshares, Inc.	29,694
420	Sun Bancorp, Inc.	6,821
24,800	Susquehanna Bancshares, Inc.	592,720
900	Taylor Capital Group, Inc.	36,729
2,310	Texas Regional Bancshares, Inc. (Class A Stock)	87,595
1,400	TierOne Corp.	47,278
800	Trico Bancshares	21,904
39,288	UMB Financial Corp.	1,309,862
3,083	Umpqua Holdings Corp.	79,079
800	United Bankshares, Inc.	29,304
6,800	W Holding Co., Inc.	45,220
29,540	Washington Federal, Inc.	685,033

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	37

Small Capitalization Value Portfolio (cont’d)	Portfolio of Investments As of June 30, 2006 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)

	Banks (cont’d.)
4,200	West Coast Bancorp	$123,774
800	WSFS Financial Corp.	49,160

		18,595,323

	Beverages—0.1%
14,000	PepsiAmericas, Inc.	309,540

	Biotechnology—0.1%
900	Alexion Pharmaceuticals, Inc.	32,508
1,200	Applera Corp.—Celera Genomics Group	15,540
1,100	Bio-Rad Laboratories, Inc. (Class A Stock)*	71,434
1,400	GTX, Inc.	12,740
600	Human Genome Sciences, Inc.	6,420
1,300	LifeCell Corp.*	40,196
700	Myogen, Inc.	20,300
1,300	Nektar Therapeutics*	23,842

		222,980

	Broadcasting
600	Lin TV Corp. (Class A Stock)*	4,530

	Building Materials—0.2%
13,100	Simpson Manufacturing Co, Inc.	472,255

	Building Products—0.7%
42,332	Apogee Enterprises, Inc.	622,280
2,100	Eagle Materials, Inc.	99,750
500	Genlyte Group, Inc.	36,215
36,570	Lennox International, Inc.	968,374
1,400	NCI Buildings Systems, Inc.	74,438
2,800	Universal Forest Products, Inc.	175,644

		1,976,701

	Business Services—0.7%
23,800	Administaff, Inc.	852,278
600	infoUSA, Inc.	6,186
23,500	John H. Harland Co.	1,022,250
100	MCG Capital Corp.	1,590
3,050	Waste Connections, Inc.*	111,020

		1,993,324

	Chemicals—3.6%
26,620	Arch Chemicals, Inc.	959,651
275	Cytec Industries, Inc.	14,757
26,067	Ferro Corp.	416,029
12,436	FMC Corp.	800,754
300	Georgia Gulf Corp.	7,506

See Notes to Financial Statements.

38	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)

	Chemicals (cont’d.)
2,800	H.B. Fuller Co.	$121,996
6,300	Hercules, Inc.	96,138
13,000	Lubrizol Corp. (The)	518,050
65,000	Methanex Corp. (Canada)	1,376,700
900	Minerals Technologies, Inc.	46,800
1,700	NewMarket Corp.	83,402
121,400	Olin Corp.	2,176,702
100	OM Group, Inc.*	3,085
7,600	PolyOne Corp.	66,728
2,000	Rockwood Holdings, Inc.*	46,020
58,000	RPM International, Inc.	1,044,000
96,900	Sensient Technologies Corp.	2,026,179
1,300	Spartech Corp.	29,380
100	Terra Industries, Inc.	637
2,000	UAP Holding Corp.	43,620
21,000	Valspar Corp. (The)	554,610
3,100	W.R. Grace & Co.	36,270
2,900	Wellman, Inc.	11,716

		10,480,730

	Clothing & Apparel
100	Maidenform Brands, Inc.*	1,233

	Commercial Banks—0.3%
100	Bank of Granite Corp.	2,083
300	Greene County Bancshares, Inc.	9,288
100	Intervest Bancshares Corp.	4,050
600	National Penn Bancshares, Inc.	11,916
31,470	The South Financial Group, Inc.	831,123

		858,460

	Commercial Services—1.5%
2,375	Ace Cash Express, Inc.*	69,516
6,100	Advance America Cash Advance Centers, Inc.	106,994
1,500	Alderwoods Group, Inc.	29,190
300	Arbitron, Inc.	11,499
12,400	BearingPoint, Inc.	103,788
1,900	CBIZ, Inc.	14,079
700	Clark, Inc.	9,240
900	Consolidated Graphics, Inc.	46,854
400	CRA International, Inc.	18,056
700	Deluxe Corp.	12,236
1,471	Dollar Financial Corp.*	26,478
4,364	Dollar Thrifty Automotive Group	196,685
800	Electro Rent Corp.	12,816
2,000	Geo Group, Inc. (The)	70,100
4,000	Healthcare Services Group, Inc.	83,800
700	Healthspring, Inc.*	13,125
300	MAXIMUS, Inc.	6,945

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	39

Small Capitalization Value Portfolio (cont’d)	Portfolio of Investments As of June 30, 2006 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)

	Commercial Services (cont’d.)
600	NCO Group, Inc.	$15,864
12,179	PAREXEL International Corp.*	351,364
73,600	Pharmaceutical Product Development, Inc.	2,584,832
3,000	Rent-Way, Inc.	22,140
900	Sourcecorp	22,311
4,700	Spherion Corp.	42,864
500	Startek, Inc.	7,475
8,700	Stewart Enterprises, Inc.	50,025
800	Strayer Education, Inc.	77,696
1,050	Team, Inc.	26,303
3,700	TeleTech Holdings, Inc.	46,842
3,300	Universal Technical Institute, Inc.*	72,666
300	Vertrue, Inc.	12,909
1,700	Viad Corp.	53,210
500	Volt Info Sciences, Inc.	23,300

		4,241,202

	Commercial Services & Supplies—1.9%
40,324	Banta Corp.	1,868,211
2,900	Gartner, Inc.	41,180
59,234	School Specialty, Inc.	1,886,603
21,819	Valassis Communications, Inc.	514,710
36,731	Watson Wyatt Worldwide, Inc.	1,290,727

		5,601,431

	Computer Hardware—0.8%
3,100	Agilysys, Inc.	55,800
44,278	BISYS Group, Inc. (The)	606,609
12,700	Brocade Communications Systems, Inc.	77,978
3,700	CIBER, Inc.	24,383
2,100	Covansys Corp.	26,397
3,100	Electronics For Imaging, Inc.	64,728
4,300	Gateway, Inc.	8,170
1,700	Hutchinson Technology, Inc.	36,771
1,800	Imation Corp.	73,890
400	Intergraph Corp.	12,596
1,000	Komag, Inc.	46,180
1,900	Magma Design Automation, Inc.	13,965
10,000	McDATA Corp. (Class A Stock)*	40,800
11,123	MTS System Corp.	439,470
4,300	Palm, Inc.	69,230
43,169	Perot Systems Corp. (Class A Stock)	625,087
18,800	Quantum Corp.	49,256
900	Radisys Corp.	19,764
1,400	Silcon Storage Technology, Inc.	5,684
1,700	SYKES Enterprises, Inc.	27,472

See Notes to Financial Statements.

40	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)

	Computer Hardware (cont’d.)
750	Talx Corp.	$16,402
6,400	Tyler Technologies, Inc.	71,680

		2,412,312

	Computer Services & Software—2.3%
1,700	Aspen Technology, Inc.*	22,304
32,303	Avocent Corp.*	847,954
1,000	Computer Programs & Systems, Inc.	39,960
38,300	Global Payments, Inc.	1,859,465
2,300	Inter-Tel, Inc.	48,438
1,200	JDA Software Group, Inc.	16,836
900	Mantech International Corp.	27,774
1,275	MICROS Systems, Inc.*	55,692
1,000	NetIQ Corp.	12,190
98,823	Parametric Technology Corp.*	1,256,040
3,500	Per-Se Technologies, Inc.	88,130
700	Phoenix Technologies Ltd.	3,367
1,300	Progress Software Corp.	30,433
700	QAD, Inc.	5,425
2,450	Reynolds & Reynolds Co. (Class A Stock)	75,142
600	Si International, Inc.*	18,396
300	SPSS, Inc.*	9,642
47,995	Sybase, Inc.	931,103
200	SYNNEX Corp.	3,792
33,030	Synopsys, Inc.	619,973
23,149	THQ, Inc.	500,018
3,200	webMethods, Inc.*	31,584

		6,503,658

	Computers
4,400	Mentor Graphics Corp.*	57,112

	Conglomerates—0.4%
42,899	Griffon Corp.	1,119,664

	Construction—1.2%
2,300	Dycom Industries, Inc.	48,967
800	EMCOR Group, Inc.	38,936
20,774	Insituform Technologies, Inc. (Class A Stock)	475,517
46,900	Standard Pacific Corp.	1,205,330
40,900	URS Corp.	1,717,800
1,300	Washington Group International, Inc.	69,342

		3,555,892

	Consumer & Service—0.1%
9,800	Schawk, Inc.	171,500

	Consumer Products & Services—1.7%
16,160	American Greetings Corp., (Class A Stock)	339,522
23,054	Aptargroup, Inc.	1,143,709

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	41

Small Capitalization Value Portfolio (cont’d)	Portfolio of Investments As of June 30, 2006 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)

	Consumer Products & Services (cont’d.)
22,678	CNS, Inc.	$555,611
37,598	Elizabeth Arden, Inc.*	672,252
800	Ennis, Inc.	15,744
1,800	Kimball International, Inc., (Class B Stock)	35,478
22,400	Scotts Miracle-Gro Co. (Class A Stock)	947,968
29,346	Snap-On, Inc.	1,186,165
6,500	Tupperware Corp.	127,985

		5,024,434

	Containers & Packaging—0.3%
18,965	Bemis Co.	580,708
1,000	Greif, Inc. (Class A Stock)	74,960
3,500	Silgan Holdings, Inc.	129,535

		785,203

	Distribution/Wholesale—0.8%
2,700	Aviall, Inc.	128,304
1,700	Bell Microproducts, Inc.	9,214
1,590	Brightpoint, Inc.	21,513
2,200	Building Material Holding Corp.	61,314
38,500	Handleman Co.	313,775
45,344	Owens & Minor, Inc.	1,296,838
1,700	United Stationers, Inc.	83,844
7,489	WESCO International, Inc.*	516,741

		2,431,543

	Diversified Financial Services
2,000	CharterMac	37,420
800	GATX Corp.	34,000

		71,420

	Drugs & Healthcare—2.0%
35,000	Arrow International, Inc.	1,150,450
30,700	Cooper Cos, Inc.	1,359,703
35,400	Covance Inc.	2,167,188
30,325	Serologicals Corp.	953,418

		5,630,759

	Drugs & Medicine—0.3%
17,425	Barr Pharmaceuticals, Inc.	830,998

	Electric Utilities—2.5%
1,400	Avista Corp.	31,962
1,400	Black Hills Corp.	48,062
1,000	CH Energy Group, Inc.	48,000
45,000	Cleco Corp.	1,046,250

See Notes to Financial Statements.

42	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)

	Electric Utilities (cont’d.)
52,000	Duquesne Light Holdings, Inc.	$854,880
4,700	El Paso Electric Co.	94,752
30,830	Idacorp, Inc.	1,057,161
35,450	PNM Resources, Inc.	884,832
3,400	Sierra Pacific Resources	47,600
300	UIL Holdings Corp.	16,887
5,300	Unisource Energy Corp.	165,095
111,712	Westar Energy, Inc.	2,351,538
14,508	Wisconsin Energy Corp.	584,672

		7,231,691

	Electrical Equipment—0.9%
37,464	Acuity Brands, Inc.	1,457,724
25,900	Regal-Beloit Corp.	1,143,485

		2,601,209

	Electronic Components—0.3%
25,000	Conexant Systems, Inc.*	62,500
2,225	EDO Corp.	54,157
4,550	International DisplayWorks, Inc.*	23,660
2,400	Kopin Corp.*	8,664
800	Park Electrochemical Corp.	20,600
4,075	Pike Electric Corp.*	78,484
700	Plexus Corp.*	23,947
25,702	The Empire District Electric Co.	528,176

		800,188

	Electronic Equipment & Instruments
200	Global Imaging Systems, Inc.	8,256

	Electronics—3.3%
600	Analogic Corp.	27,966
33,200	Avnet, Inc.	664,664
900	Bel Fuse, Inc. (Class B Stock)	29,529
22,262	Belden CDT, Inc.	735,759
3,150	Benchmark Electronics, Inc.	75,978
44,700	Checkpoint Systems, Inc.	992,787
38,912	Coherent, Inc.	1,312,502
3,100	CTS Corp.	46,159
600	Electro Scientific Industries, Inc.	10,794
900	Encore Wire Corp.	32,346
72,400	FLIR Systems, Inc.	1,597,144
2,200	General Cable Corp.	77,000
1,600	KEMET Corp.*	14,752
19,677	Littelfuse, Inc.	676,495
17,648	Mettler-Toledo International, Inc.	1,068,939
400	Molecular Devices Corp.*	12,224
41,414	Paxar Corp.	851,886
237,400	Sanmina-SCI Corp.	1,092,040

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	43

Small Capitalization Value Portfolio (cont’d)	Portfolio of Investments As of June 30, 2006 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)

	Electronics (cont’d.)
1,100	Sypris Solutions, Inc.	$10,395
700	Technitrol, Inc.	16,205
1,800	TTM Technologies, Inc.	26,046
1,200	Watts Water Technologies, Inc. (Class A Stock)	40,260

		9,411,870

	Energy Equipment & Services—0.4%
42,883	Headwaters, Inc.	1,096,089

	Entertainment & Leisure—0.2%
31,524	Bally Technologies, Inc.*	519,200
600	Carmike Cinemas, Inc.	12,648
3,800	K2, Inc.*	41,572
1,400	RC2 Corp.	54,124
1,000	Steinway Musical Instruments	24,520

		652,064

	Environmental—0.2%
14,680	Clean Harbors, Inc.*	591,751

	Environmental Services—0.6%
66,000	Allied Waste Industries, Inc.	749,760
46,660	Tetra Tech, Inc.	827,749
967	Waste Services, Inc.*	8,690

		1,586,199

	Equipment & Services
1,300	Advanced Energy Industries, Inc.*	17,212

	Exchange Traded Funds—0.7%
29,680	iShares S&P SmallCap 600 Value Index Fund	2,061,276

	Finance—Leasing
1,100	Marlin Business Services Incorporated	24,816

	Financial—Bank & Trust
300	City Bank/Lynnwood (WA)	13,998
300	Downey Financial Corp.	20,355
500	Heartland Financial USA, Inc.	13,325
300	Heritage Commerce Corp.	7,437
500	Horizon Financial Corp.	13,715
400	Union Bankshares Corp.*	17,256

		86,086

	Financial Services—2.7%
2,100	Advanta Corp. (Class B Stock)	75,495
33,500	AmeriCredit Corp.	935,320

See Notes to Financial Statements.

44	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)

	Financial Services (cont’d.)
27,850	Asset Acceptance Capital Corp.*	$551,430
980	Associated Banc-Corp	30,899
800	CompuCredit Corp.	30,752
2,800	Doral Financial Corp.	17,948
39,400	Eaton Vance Corp.	983,424
300	eSpeed, Inc. (Class A Stock)	2,499
400	Federal Agricultural Mortgage Corp. (Class C Stock)	11,080
3,450	Financial Federal Corp.	95,945
100	Greenhill & Co, Inc.	6,076
71,800	Jefferies Group, Inc.	2,127,434
5,800	Knight Trading Group, Inc. (Class A Stock)	88,334
3,100	Labranche & Co., Inc.	37,541
2,300	Ocwen Financial Corp.	29,233
500	Piper Jaffray Cos.	30,605
350	PrivateBancorp, Inc.	14,494
53,175	Raymond James Financial, Inc.	1,609,607
4,200	Student Loan Corp. (The)	848,400
5,350	UCBH Holdings, Inc.	88,489
7,300	W.P. Stewart & Co. Ltd. (Bermuda)	111,106
3,200	World Acceptance Corp.	113,664

		7,839,775

	Food & Drug Retailers
1,900	Perrigo Co.	30,590

	Food & Staples Retailing—0.3%
30,426	Casey’s General Stores, Inc.	760,954

	Food—Wholesale
3,200	NBTY, Inc.*	76,512

	Food Products—3.1%
900	American Italian Pasta Co.*	7,704
59,100	Chiquita Brands International, Inc.	814,398
70,097	Corn Products International, Inc.	2,144,968
1,200	Flowers Foods, Inc.	34,368
55,000	Fresh Del Monte Produce, Inc. (Cayman Islands)	949,850
600	Gold Kist, Inc.	8,022
800	Great Atlantic & Pacific Tea Co., Inc.	18,176
800	J & J Snack Foods Corp.	26,456
700	Nash Finch Co.	14,903
16,982	Ralcorp Holdings, Inc.	722,244
32,800	Ruddick Corp.	803,928
63,000	Sanderson Farms	1,763,370
36,338	The J.M. Smucker Co.	1,624,309

		8,932,696

	Foods
100	Premium Standard Farms, Inc.	1,623
1,400	Spartan Stores, Inc.	20,482

		22,105

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	45

Small Capitalization Value Portfolio (cont’d)	Portfolio of Investments As of June 30, 2006 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)

	Furniture
2,000	Sealy, Corp.	$26,540

	Gas & Pipeline Utilities—4.9%
30,689	AGL Resources, Inc.	1,169,865
16,224	Atlas America, Inc.	726,997
32,000	Atmos Energy Corp.	893,120
85,451	Cascade Natural Gas Corp.	1,802,162
11,000	Energen Corp.	422,510
14,500	National Fuel Gas Co.	509,530
31,000	Peoples Energy Corp.	1,113,210
49,700	Southwest Gas Corp.	1,557,598
58,298	Swift Energy Co.	2,502,733
11,000	UGI Corp.	270,820
28,164	W-H Energy Services, Inc.	1,431,576
59,408	WGL Holdings, Inc.	1,719,862

		14,119,983

	Healthcare Equipment & Supplies—0.2%
24,384	Invacare Corp.	606,674

	Healthcare Products & Services—0.5%
15,800	Diagnostic Products Corp.	919,086
7,500	Hillenbrand Indutries, Inc.	363,750
300	ICU Medical, Inc.*	12,672

		1,295,508

	Healthcare Providers & Services—1.8%
1,800	Alliance Imaging, Inc.	11,520
675	Amedisys, Inc.*	25,583
48,900	AMERIGROUP Corp.	1,517,856
100	AMN Healthcare Services, Inc.*	2,030
800	Apria Healthcare Group, Inc.*	15,120
1,000	Gentiva Health Services, Inc.	16,030
1,800	Kindred Healthcare, Inc.	46,800
1,500	Magellan Health Services, Inc.	67,965
8,504	National Dentex Corp.	197,293
3,975	Pediatrix Medical Group, Inc.	180,067
38,194	Res-Care, Inc.	763,880
40,500	Sunrise Senior Living, Inc.	1,119,825
10,200	Triad Hospitals, Inc.	403,716
13,600	Universal Health Services, Inc. (Class B Stock)	683,536

		5,051,221

	Healthcare Services—1.3%
33,900	Arkansas Best Corp.	1,702,119
100	Genesis HealthCare Corp.*	4,737

See Notes to Financial Statements.

46	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)

	Healthcare Services (cont’d.)
5,700	Healthsouth Rehabilitation Corp.*	$21,945
34,200	Healthways, Inc.*	1,800,288
2,950	LHC Group, Inc.*	58,764
500	Molina Healthcare, Inc.*	19,025

		3,606,878

	Home Builders—1.0%
40,900	Hovnanian Enterprises, Inc. (Class A Stock)	1,230,272
1,300	Levitt Corp. (Class A Stock)	20,800
5,000	M.D.C. Holdings, Inc.	259,650
25,300	Meritage Homes Corp.	1,195,425
1,200	WCI Communities, Inc.	24,168

		2,730,315

	Hotels, Restaurants & Leisure—1.0%
1,100	Ameristar Casinos, Inc.	21,395
22,072	Applebee’s International, Inc.	424,224
900	Aztar Corp.	46,764
200	Bob Evans Farms, Inc.	6,002
34,540	Brinker International, Inc.	1,253,802
2,700	Jack in the Box, Inc.	105,840
3,500	Landry’s Seafood Resturants, Inc.	113,575
1,200	Papa John’s International, Inc.	39,840
500	Ryan’s Restaurant Group, Inc.	5,955
45,225	Sonic Corp.	940,228

		2,957,625

	Household Durables—1.3%
24,500	Ethan Allen Interiors, Inc.	895,475
2,600	Furniture Brands International, Inc.	54,184
19,600	Harman International Industries, Inc.	1,673,252
12,700	Lancaster Colony Corp.	501,269
13,300	M/I Homes, Inc.	466,564

		3,590,744

	Household Products/Wares
100	Spectrum Brands, Inc.*	1,292

	Industrial Products—2.1%
2,900	Angelica Corp.	50,866
25,230	CIRCOR International, Inc.	769,263
86,738	Flanders Corp.*	869,982
56,845	Interface, Inc.	650,875
62,810	Kaydon Corp.	2,343,441
2,600	NN, Inc.	32,110
24,590	Robbins & Myers, Inc.	642,783
20,024	Unifirst Corp.	690,828

		6,050,148

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	47

Small Capitalization Value Portfolio (cont’d)	Portfolio of Investments As of June 30, 2006 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)

	Insurance—5.5%
600	Amercan Physicians Capital, Inc.	$31,554
51,363	American Equity Investment Life Holding Co.	547,530
6,000	American Financial Group, Inc.	257,400
14,600	AmerUs Group Co.	854,830
2,600	Argonaut Group, Inc.	78,104
40,400	Commerce Group, Inc., (The)	1,193,416
58,825	Delphi Financial Group, Inc. (Class A Stock)	2,138,877
1,100	Direct General Corp.	18,612
200	Harleysville Group, Inc.	6,344
20,625	Hilb, Rogal & Hobbs Co.	768,694
42,472	Horace Mann Educators Corp.	719,900
7,900	Infinity Property & Casual Corp.	323,900
15,300	LandAmerica Financial Group, Inc.	988,380
400	Midland Co.	15,192
1,000	Navigators Group, Inc.	43,820
100	Odyssey Re Holdings Corp.	2,635
2,400	Ohio Casualty Corp.	71,352
54,193	Philadelphia Consolidated Holding Corp.	1,645,299
1,100	Phoenix Cos., Inc. (The)	15,488
38,043	Platinum Underwriters Holdings, Ltd. (Bermuda)	1,064,443
9,600	PMA Capital Corp. (Class A Stock)	98,880
26,932	ProAssurance Corp.	1,297,584
12,600	Protective Life Corp.	587,412
400	RLI Corp.	19,272
1,800	Safety Insurance Group, Inc.	85,590
8,200	Scottish Re Group Ltd (Cayman Islands)	136,776
1,700	Selective Insurance Group	94,979
23,300	State Auto Financial Corp.	758,182
2,300	Stewart Information Services Corp.	83,513
16,530	The PMI Group, Inc.	736,907
30,250	United Fire & Casualty Co.	911,433
4,400	Zenith National Insurance Corp.	174,548

		15,770,846

	Internet
2,400	Ariba, Inc.*	19,752
3,100	Interwoven, Inc.*	26,598
900	Stellent, Inc.*	8,595

		54,945

	Internet Services—0.1%
600	AsiaInfo Holdings, Inc.	2,574
3,000	FTD Group, Inc.*	40,500
300	Internet Security Systems, Inc.	5,655
1,700	Ipass, Inc.	9,520
1,300	ProQuest Co.	15,977

See Notes to Financial Statements.

48	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)

	Internet Services (cont’d.)
1,300	Redback Networks, Inc.	$23,842
700	RSA Security, Inc.*	19,033
2,500	SonicWall, Inc.*	22,475
1,900	TIBCO Software, Inc.*	13,395
3,400	United Online, Inc.	40,800

		193,771

	Internet Software & Services
2,550	Vignette, Corp.	37,179

	Investment Companies
900	Macrovision Corp.*	19,368
100	Medallion Financial Corp.	1,296

		20,664

	Leisure
3,800	Jakks Pacific, Inc.	76,342
500	Navigant International, Inc.*	8,015

		84,357

	Machinery—5.4%
300	Alamo Group, Inc.	6,315
36,000	Albany International Corp. (Class A Stock)	1,526,040
8,450	Applied Industrial Technologies, Inc.	205,419
500	Astec Industries, Inc.	17,060
67,800	Barnes Group, Inc.	1,352,610
33,824	Briggs & Stratton Corp.	1,052,265
35,050	Bucyrus International, Inc. (Class A Stock)	1,770,025
900	Cascade Corp.	35,595
50,000	Crane Co.	2,080,000
700	Flowserve Corp.	39,830
2,000	Gardner Denver, Inc.	77,000
500	Gehl Co.*	12,765
16,100	Harsco Corp.	1,255,156
36,898	Kadant, Inc.	848,654
27,300	Kennametal, Inc.	1,699,425
23,200	Lincoln Electric Holdings, Inc.	1,453,480
2,607	McGrath Rentcorp	72,501
500	NACCO Industries, Inc. (Class A Stock)	68,705
2,575	Nordson Corp.	126,639
900	Sauer-Danfoss, Inc.	22,878
2,000	Smith A.O. Corp.	92,720
700	Tecumseh Products Co. (Class A Stock)	13,440
100	Tennant Co.	5,028
34,900	Valmont Industries, Inc.	1,622,501

		15,456,051

	Manufacturing—0.7%
2,025	Actuant Corp. (Class A Stock)	101,149
600	Ameron International Corp.	40,212

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	49

Small Capitalization Value Portfolio (cont’d)	Portfolio of Investments As of June 30, 2006 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)

	Manufacturing (cont’d.)
600	Ceradyne, Inc.*	$29,694
1,300	EnPro Industries, Inc.*	43,680
50,004	Federal Signal Corp.	757,060
59,700	Hexel Corp.*	937,887
7,812	Jacuzzi Brands, Inc.*	68,746

		1,978,428

	Media—0.8%
35,441	Belo Corp. (Class A Stock)	552,880
22,800	Charter Communications, Inc. (Class A Stock)	25,764
14,917	Courier Corp.	596,978
800	Cox Radio, Inc.*	11,536
104,100	Journal Register Co.	932,736
1,000	Lee Enterprises, Inc.	26,950
3,600	Lodgenet Entertainment Corp.	67,140
600	Media General, Inc. (Class A Stock)	25,134
10,100	Radio One, Inc. (Class D Stock)*	74,740
400	Saga Communications, Inc. (Class A Stock)	3,624
2,300	Scholastic Corp.	59,731
600	Sinclair Broadcast Group, Inc. (Class A Stock)	5,136
1,500	Westwood One, Inc.	11,250

		2,393,599

	Medical Products
100	Martek Bioscience Corp.*	2,895

	Medical Supplies & Equipment—0.3%
700	Adams Respiratory Therapeutics, Inc.*	31,234
500	Biosite, Inc.*	22,830
900	Conmed Corp.	18,630
500	Greatbatch, Inc.*	11,800
1,500	HealthTronics Surgical, Inc.	11,475
700	LCA-Vision, Inc.	37,037
1,575	Medical Action Industries, Inc.*	34,792
600	Neurometrix, Inc.	18,276
15,904	Orthofix International N.V.	606,419
2,800	PSS World Medical, Inc.	49,420
1,000	STERIS Corp.	22,860
100	SurModics, Inc.	3,611
600	Viasys Healthcare, Inc.	15,360

		883,744

	Metals & Mining—2.5%
30,000	Agnico-Eagle Mines Ltd. (Canada)	992,400
5,850	Birch Mountain Resources Ltd. (Canada)*	29,133
1,400	Chaparral Steel Co.	100,828

See Notes to Financial Statements.

50	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)

	Metals & Mining (cont’d.)
9,600	Cleveland-Cliffs, Inc.	$761,184
36,800	Commercial Metals Co.	945,760
3,600	Gibraltar Industries, Inc.	104,400
11,500	Massey Energy Co.	414,000
36,400	Mueller Industries, Inc.	1,202,292
1,000	NS Group, Inc.	55,080
700	Oregon Steel Mills, Inc.	35,462
23,250	Quanex Corp.	1,001,378
600	Reliance Steel & Aluminum Co.	49,770
600	Ryerson, Inc.	16,200
800	Schnitzer Steel Industries, Inc. (Class A Stock)	28,384
2,400	Steel Dynamics, Inc.	157,776
41,700	Timken Co.	1,397,367
100	Usec Inc.	1,185

		7,292,599

	Miscellaneous Manufacturing
2,000	Myers Industries, Inc.	34,380

	Office Equipment
5,900	IKON Office Solutions, Inc.	74,340

	Oil & Gas Exploration/Production—2.1%
82,750	Cabot Oil & Gas Corp.	4,054,750
32,000	St. Mary Land & Exploration Co.	1,288,000
10,000	Tidewater, Inc.	492,000
2,300	Todco (Class A Stock)	93,955

		5,928,705

	Oil, Gas & Consumable Fuels—3.7%
700	Alon USA Energy, Inc.	22,029
2,850	Arena Resources, Inc.*	97,727
31,344	Berry Petroleum Co. (Class A Stock)	1,039,054
1,300	Bois d’Arc Energy, Inc.*	21,411
700	Callon Petroleum Co.*	13,538
1,900	Cimarex Energy Co.	81,700
1,500	Comstock Resources, Inc.	44,790
1,700	Energy Partners Ltd.	32,215
14,000	Frontier Oil Corp.	453,600
500	Giant Industries, Inc.	33,275
4,575	Gulfport Energy Corp.*	50,508
1,300	Hanover Compressor Co.	24,414
2,200	Harvest Natural Resources, Inc.	29,788
20,000	Holly Corp.	964,000
25,900	Houston Explorat, Co.	1,584,821
800	Lone Star Technologies, Inc.	43,216
3,000	New Jersey Resources Corp.	140,340
2,400	Nicor, Inc.	99,600
1,700	Northwest Natural Gas Co.	62,951
58,500	Oceaneering International, Inc.	2,682,225

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	51

Small Capitalization Value Portfolio (cont’d)	Portfolio of Investments As of June 30, 2006 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)

	Oil, Gas & Consumable Fuels (cont’d.)
2,600	Oil States International, Inc.	$89,128
30,600	Oneok, Inc.	1,041,624
2,200	Petrohawk Energy, Corp.	27,720
31,500	Range Resources Corp.	856,485
400	Remington Oil & Gas Corp.*	17,588
100	Rosetta Resources, Inc.*	1,662
1,000	RPC, Inc.	24,280
4,500	South Jersey Industries, Inc.	123,255
1,800	Stone Energy Corp.	83,790
600	The Laclede Group, Inc.	20,616
300	Trico Marine Services, Inc.*	10,200
500	Union Drilling, Inc.*	7,430
3,050	Universal Compression Holdings, Inc.	192,058
1,500	Veritas DGC, Inc.	77,370
7,500	Western Gas Resources, Inc.	448,875
200	Western Refining, Inc.	4,316

		10,547,599

	Paper & Forest Products—1.0%
1,600	Glatfelter	25,392
26,783	Neenah Paper, Inc.	815,542
22,213	Potlatch Corp.	838,541
64,900	Rock-Tenn Co. (Class A Stock)	1,035,155
13,140	Schweit-Maudit International, Inc.	284,481

		2,999,111

	Pharmaceuticals—0.1%
1,300	Adolor Corp.	32,513
1,400	Alpharma, Inc. (Class A Stock)	33,656
900	Atherogenics, Inc.	11,745
3,400	Avanir Pharmaceuticals (Class A Stock)*	23,256
1,200	Cubist Pharmaceuticals, Inc.*	30,216
3,500	Cypress Bioscience, Inc.	21,490
700	Prestige Brands Holdings, Inc.*	6,979
1,000	Progenics Pharmaceuticals, Inc.*	24,060
900	Renovis, Inc.*	13,779
400	United Therapeutics Corp.	23,108
1,000	Valeant Pharmaceuticals International.	16,920

		237,722

	Real Estate Investment Trust—4.1%
4,300	American Home Mortgage Investment Corp.	158,498
9,600	Anthracite Capital, Inc.	116,736
20,370	Arbor Realty Trust, Inc.	510,268
8,400	Ashford Hospital	106,008
700	BioMed Realty Trust, Inc.	20,958

See Notes to Financial Statements.

52	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)

	Real Estate Investment Trust (cont’d.)
900	Boykin Lodging Co.	$9,801
800	Capital Trust, Inc. (Class A Stock)	28,496
800	CarrAmerica Realty Corp.	35,640
59,806	Education Realty Trust, Inc.	995,770
3,700	Equity Inns, Inc.	61,272
71,342	Equity One, Inc.	1,491,048
900	Extra Space Storage, Inc.	14,616
7,700	FelCor Lodging Trust, Inc.	167,398
15,900	First Industrial Realty Trust, Inc.	603,246
2,800	First Potomac Realty Trust	83,412
2,100	Glenborough Realty Trust, Inc.	45,234
3,200	Government Properties Trust, Inc.	30,368
12,350	Healthcare Realty Trust, Inc.	393,348
4,513	Highland Hospitality Corp.	63,543
1,200	Housevalues, Inc.	8,316
34,000	HRPT Properties Trust	393,040
4,000	IMPAC Mortgage Holdings, Inc.	44,720
63,247	Innkeepers USA Trust	1,092,908
3,300	Kilroy Reality Corp.	238,425
1,800	LaSalle Hotel Properties	83,340
10,600	Lexington Corporate Properties Trust	228,960
2,200	LTC Properties, Inc.	49,170
1,300	Maguire Properties, Inc.	45,721
10,450	MFA Mortgage Investments, Inc.	71,896
3,700	Mid-America Apartment Communities, Inc.	206,275
4,700	National Health Investors, Inc.	126,383
31,100	Nationwide Health Properties, Inc.	700,061
23,000	New Plan Excel Realty Trust	567,870
700	Novastar Finacial, Inc.	22,127
1,100	Parkway Properties, Inc.	50,050
4,800	Pennsylvania Real Estate Investment Trust	193,776
3,300	Post Properties, Inc.	149,622
3,800	RAIT Investment Trust	110,960
1,300	Redwood Trust, Inc.	63,479
2,400	Saul Centers, Inc.	97,872
5,100	Senior Housing Properties Trust	91,341
14,800	SL Green Realty Corp.	1,620,156
4,700	Sunstone Hotel Investors, Inc.	136,582
49,601	Winston Hotels, Inc.	607,612

		11,936,322

	Real Estate Investment Trust—Hotels
300	Hersha Hospitality Trust	2,787

	Real Estate Investment Trust—Office Industrial
700	Columbia Equity Trust, Inc.	10,752

	Real Estate Investment Trust—Other Reit
100	OMEGA Healthcare Investors, Inc.*	1,322
700	Spirit Finance Corp.*	7,882

		9,204

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	53

Small Capitalization Value Portfolio (cont’d)	Portfolio of Investments As of June 30, 2006 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)

	Registered Investment Companies
5,889	Technology Investment Capital Corp.	$86,274

	Restaurants
4,724	Triarc Cos., Inc. (Class B Stock)	73,836

	Retail—1.3%
5,200	Asbury Automotive Group, Inc.	108,888
600	Build-A-Bear Workshop, Inc.	12,906
4,400	Cash America International, Inc.	140,800
4,032	CEC Entertainment, Inc.	129,508
15,900	Charming Shoppes, Inc.	178,716
39,557	CSK Auto Corp.	473,497
900	Genesco, Inc.	30,483
1,200	Insight Enterprises, Inc.	22,860
5,900	Lithia Motors, Inc. (Class A Stock)	178,888
13,957	Men’s Wearhouse, Inc. (The)	422,897
900	Movado Group, Inc.	20,655
500	Pantry, Inc.	28,770
32,416	Regis Corp.	1,154,334
2,100	Smart & Final, Inc.	35,364
1,100	Sonic Automotive, Inc.	24,398
2,700	Stage Stores, Inc.	89,100
48,000	Stein Mart, Inc.	710,400
2,300	Systemax, Inc.	17,940

		3,780,404

	Retail & Merchandising—0.2%
2,500	Big Lots, Inc.*	42,700
400	Deckers Outdoor Corp.	15,424
2,100	Retail Ventures, Inc.	37,422
600	Shoe Carnival, Inc.	14,316
200	The Bon-Ton Stores, Inc.	4,376
44,381	The Finish Line, Inc.	525,027
500	Yankee Candle Co., Inc. (The)	12,505

		651,770

	Retail—Restaurants
600	Domino’s Pizza, Inc.	14,844

	Retail Apparel—0.7%
31,350	Brown Shoe Co., Inc.	1,068,408
1,300	Dress Barn, Inc.	32,955
30,701	Foot Locker, Inc.	751,867
1,000	Kenneth Cole Productions, Inc. (Class A Stock)	22,330
2,200	Payless ShoeSource, Inc.*	59,774

		1,935,334

See Notes to Financial Statements.

54	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)

	Retailing—0.6%
65,000	Pilgrim’s Pride Corp.	$1,677,000

	Savings & Loan
100	Berkshire Hills Bancorp, Inc.	3,548

	Semiconductors—0.3%
1,100	Actel Corp.	15,785
1,200	AMIS Holdings, Inc.	12,000
4,100	Amkor Technology, Inc.	38,786
8,400	Applied Micro Circuits Corp.	22,932
4,500	Asyst Technologies, Corp.	33,885
1,925	ATMI, Inc.*	47,393
3,900	Axcelis Technologies, Inc.	23,010
1,400	Brooks Automation, Inc.*	16,520
2,800	Cirrus Logic, Inc.	22,792
1,200	Cohu, Inc.	21,060
2,400	Credence System Corp.	8,400
1,000	DSP Group, Inc.	24,850
900	Emulex Corp.	14,643
4,858	Entegris, Inc.	46,297
600	Exar Corp.	7,962
700	Genesis Microchip, Inc.*	8,092
1,400	Integrated Silicon Solution, Inc.	7,714
2,000	Kulicke & Soffa Industries, Inc.	14,820
3,100	Lattice Semiconductor Corp.	19,158
5,500	LTX Corp.*	38,555
2,200	MKS Instruments, Inc.	44,264
3,400	ON Semiconductor Corp.	19,992
600	Pericom Semiconductor Corp.*	4,980
1,500	Photronics, Inc.	22,200
49,351	Richardson Electronics Ltd.	362,730
2,600	Skyworks Solutions, Inc.	14,326
1,200	Standard Microsystems Corp.	26,196
2,600	Vitesse Semiconductor	3,744
1,300	Zoran Corp.*	31,642

		974,728

	Software
1,200	Altiris, Inc.*	21,648
1,600	CSG Systems International, Inc.*	39,584
300	Digi International, Inc.*	3,759
1,200	InterVideo, Inc*	11,724
3,700	Lawson Software, Inc.*	24,790
1,200	Quest Software, Inc.*	16,848

		118,353

	Software/Services
1,000	MoneyGram International, Inc.	33,950

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	55

Small Capitalization Value Portfolio (cont’d)	Portfolio of Investments As of June 30, 2006 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)

	Specialty Retail—0.5%
5,650	Aaron Rents, Inc.	$151,872
34,000	Borders Group, Inc.	627,640
30,132	Claire’s Stores, Inc.	768,667

		1,548,179

	Telecommunications—2.3%
4,600	Adaptec, Inc.	19,964
42,492	Aeroflex, Inc.	495,882
41,800	American Tower Corp. (Class A Stock)	1,300,816
1,400	Anixter International, Inc.	66,444
23,833	Arris Group, Inc.	312,689
13,837	Black Box Corp.	530,372
3,500	Broadwing Corp.	36,225
600	C-COR, Inc.	4,632
2,100	Centennial Communications Corp.	10,920
24,800	Ciena Corp.	119,288
25,700	Cincinnati Bell, Inc.	105,370
17,550	Commonwealth Telephone Enterprises, Inc.	581,958
2,300	CommScope, Inc.	72,266
3,900	CT Communications, Inc.	89,193
1,200	Diteck Networks, Inc.*	10,464
4,800	Dobson Communications Corp. (Class A Stock)	37,104
2,700	Finisar Corp.*	8,829
1,900	Foundry Networks, Inc.*	20,254
1,800	General Communication, Inc. (Class A Stock)*	22,176
1,000	Glenayre Technologies, Inc.*	2,640
1,800	Hypercom Corp.*	16,830
51,000	Iowa Telecommunications Services, Inc.	964,920
100	Lightbridge, Inc.*	1,295
2,300	MasTec, Inc.*	30,383
1,800	MRV Communications, Inc.	5,598
2,600	Newport Corp.	41,912
900	North Pittsburgh Systems, Inc.	24,804
2,900	Optical Communication Products, Inc.*	5,829
21,071	Plantronics, Inc.	467,987
1,000	Polycom, Inc.*	21,920
59,455	Powerwave Technologies, Inc.	542,229
11,700	Premiere Global Services, Inc.	88,335
8,100	RF Micro Devices, Inc.	48,357
1,000	SafeNet, Inc.	17,720
600	SureWest Communications	11,592
3,300	Sycamore Networks, Inc.	13,398
1,800	Talk America Holdings, Inc.	11,142
4,200	Tekelec*	51,870
4,200	Time Warner Telecom, Inc. (Class A Stock)	62,370

See Notes to Financial Statements.

56	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)

	Telecommunications (cont’d.)
1,500	Utstarcom, Inc.	$11,685
16,400	Valor Communications Group, Inc.	187,780

		6,475,442

	Textiles & Apparel—1.4%
30,000	Kellwood Co.	878,100
200	Oxford Industries, Inc.	7,882
500	Perry Ellis International, Inc.	12,655
46,300	Phillips-Van Heusen	1,766,808
3,000	Quiksilver, Inc.	36,540
60,300	Russell Corp.	1,095,048
2,500	Skechers USA, Inc. (Class A Stock)	60,275
2,000	Too, Inc.	76,780

		3,934,088

	Thrifts & Mortgage Finance—0.6%
21,200	Accredited Home Lenders Holding Co.	1,013,572
24,500	Astoria Financial Corp.	746,025

		1,759,597

	Tobacco—0.3%
6,100	Alliance One International, Inc.	27,084
5,000	Loews Corp.—Carolina Group	256,850
17,100	Universal Corp.	636,462

		920,396

	Trading Companies & Distributors—0.5%
21,535	Watsco, Inc.	1,288,224

	Transportation—2.0%
1,390	Amerco, Inc.	139,917
3,285	Arlington Tankers Ltd. (Bermuda)	74,504
900	Bristow Group, Inc.*	32,400
13,300	Frontline Ltd. (Bermuda)	503,405
45,000	General Maritime Corp. (Marshall Island)	1,663,200
5,462	Genesee & Wyoming, Inc. (Class A Stock)	193,737
500	Greenbrier Cos., Inc.	16,370
1,100	Interpool, Inc.	24,442
38,515	Kansas City Southern	1,066,866
950	Landstar System, Inc.*	44,869
100	Marten Transport Ltd.	2,174
3,500	RailAmerica, Inc.	36,610
2,300	SCS Transportation, Inc.	63,319
665	Ship Finance International Ltd.*	11,511
3,500	SIRVA, Inc.	22,645
10,000	Teekay Shipping Corp. (Marshall Island)	418,400
900	U.S. Xpress Enterprises, Inc. (Class A Stock)	24,318
71,000	Werner Enterprises, Inc.	1,439,170

		5,777,857

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	57

Small Capitalization Value Portfolio (cont’d)	Portfolio of Investments As of June 30, 2006 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)

	Unregulated Power—0.3%
33,000	Vectren Corp.	$899,250

	Utilities
700	Quantum Fuel Systems Technologies Worldwide, Inc. *	2,380

	Water Utilities
600	American States Water Co.	21,390
600	California Water Service Group	21,444
400	SJW Corp.	10,180

		53,014

	Total long-term investments (cost $229,487,406)	278,915,377

Principal Amount (000)	SHORT-TERM INVESTMENTS—3.1%

	U.S. Treasury Obligations
$45	U.S. Treasury Notes 2.875% 11/30/2006 (cost $44,627)	44,564

Shares

	Affiliated Money Market Mutual Fund—3.1%
8,984,908	Dryden Core Investment Fund—Taxable Money Market Series (cost $8,984,908; Note 3)(w)	8,984,908

	Total short-term investment (cost $9,029,535)	9,029,472

	Total Investments—100.0% (cost $238,516,941; Note 5)	287,944,849
	Liabilities in excess of other assets(x)	(112,149)

	Net Assets —100%	$287,832,700

*	Non-income producing security.
(w)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(x)	Liabilities in excess of other assets includes net unrealized appreciation on futures contracts.

Open future contracts outstanding at June 30, 2006:

Number of Contracts	Type	Expiration Month	Value at Trade Date	Value at June 30, 2006	Unrealized Appreciation
	Long Positions:
3	Russell 2000	Sep. 2006	$1,078,875	$1,097,250	$18,375

See Notes to Financial Statements.

58	THE TARGET PORTFOLIO TRUST

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2006 was as follows:

Industry
Banks	6.5%
Insurance	5.5
Machinery	5.4
Gas & Pipeline Utilities	4.9
Real Estate Investment Trust	4.1
Oil, Gas & Consumable Fuels	3.7
Chemicals	3.6
Electronics	3.3
Short-Term Investments (including Affiliated Money Market Mutual Fund of 3.1%)	3.1
Food Products	3.1
Financial Services	2.7
Electric Utilities	2.5
Metals & Mining	2.5
Computer Services & Software	2.3
Telecommunications	2.3
Auto Related	2.1
Industrial Products	2.1
Oil & Gas Exploration/Production	2.1
Drugs & Healthcare	2.0
Transportation	2.0
Commercial Services & Supplies	1.9
Healthcare Providers & Services	1.8
Aerospace/Defense	1.7
Consumer Products & Services	1.7
Commercial Services	1.5
Textiles & Apparel	1.4
Healthcare Services	1.3
Household Durables	1.3
Retail	1.3
Construction	1.2
Home Builders	1.0
Hotels, Restaurants & Leisure	1.0
Paper & Forest Products	1.0
Electrical Equipment	0.9
Computer Hardware	0.8
Distribution/Wholesale	0.8
Media	0.8
Airlines	0.7
Building Products	0.7
Business Services	0.7
Exchange Traded Funds	0.7
Manufacturing	0.7
Retail Apparel	0.7
Environmental Services	0.6
Retailing	0.6
Thrifts & Mortgage Finance	0.6
Healthcare Products & Services	0.5

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	59

Small Capitalization Value Portfolio (cont’d)	Portfolio of Investments As of June 30, 2006 (Unaudited)

Specialty Retail	0.5%
Trading Companies & Distributors	0.5
Conglomerates	0.4
Energy Equipment & Services	0.4
Advertising	0.3
Commercial Banks	0.3
Containers & Packaging	0.3
Drugs & Medicine	0.3
Electronic Components	0.3
Food & Staples Retailing	0.3
Medical Supplies & Equipment	0.3
Semiconductors	0.3
Tobacco	0.3
Unregulated Power	0.3
Building Materials	0.2
Entertainment & Leisure	0.2
Environmental	0.2
Healthcare Equipment & Supplies	0.2
Retail & Merchandising	0.2
Beverages	0.1
Biotechnology	0.1
Consumer & Service	0.1
Internet Services	0.1
Pharmaceuticals	0.1

100.0
Liabilities In Excess of Other Assets	—

100.0%

See Notes to Financial Statements.

60	THE TARGET PORTFOLIO TRUST

Portfolio of Investments As of June 30, 2006 (Unaudited)	International Equity Portfolio

SHARES	DESCRIPTION	VALUE (NOTE 1)

	LONG-TERM INVESTMENTS—98.0%

	Common Stocks

	Australia—1.8%
59,700	AWB Ltd.	$192,093
146,000	Bluescope Steel Ltd.	862,519
44,900	Commonwealth Bank of Australia	1,481,752
278,900	Qantas Airways Ltd.	613,463
56,600	Santos Ltd.	508,921
238,000	Telestra Corp. Ltd.	650,839

		4,309,587

	Austria—0.4%
17,200	Boehler-Uddeholm AG*	940,486

	Belgium—0.7%
10,300	Dexia	247,675
43,200	Fortis	1,470,888

		1,718,563

	Brazil—0.8%
51,700	Empresa Brasileira de Aeronautica SA, ADR	1,885,499

	Canada—2.0%
21,700	Canadian Natural Resources Ltd.	1,199,789
42,300	Rogers Communications, Inc. (Class B Stock)	1,701,776
67,400	Shaw Communications, Inc. (Class B Stock)	1,904,927

		4,806,492

	China—0.6%
3,112,800	Bank of China Ltd.	1,412,850

	Denmark—1.2%
21,000	Danske Bank SA	799,403
34,708	Novo Nordisk SA (Class B Stock)	2,210,966

		3,010,369

	Finland—0.4%
34,300	Rautaruukki OYJ	1,036,243

	France—11.8%
10,175	Air Liquide	1,982,084
320	Arkema	12,488
23,900	BNP Paribas	2,288,113
51,000	Carrefour SA	2,990,215
4,200	Ciments Francais*	697,824
10,200	CNP Assurances	969,993
16,000	Compagnie Generale des Establissements Michelin (Class B Stock)	961,846

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	61

International Equity Portfolio (cont’d)	Portfolio of Investments As of June 30, 2006 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)

	France (cont’d.)
32,000	Credit Agricole SA	$1,217,656
10,575	Euronext NV	991,453
113,800	France Tele SA	2,446,795
62,400	JC Decaux SA*	1,648,931
27,611	LVMH Moet Hennessy Louis Vuitton	2,740,511
3,100	Natexis Banques Populaires*	713,314
47,700	PSA Peugeot Citroen SA	2,968,171
11,300	Rallye SA	502,251
8,200	Renault SA*	881,010
28,500	Sanofi-Aventis SA	2,781,359
5,900	Schneider Electric, SA	615,031
4,700	Societe Generale	691,327
12,800	Total SA	842,331

		28,942,703

	Germany—6.9%
31,216	Adidas AG	1,492,465
24,500	BASF AG	1,967,320
17,900	Deutsche Bank AG*	2,014,760
17,800	Deutsche Boerse AG*	2,424,696
33,086	Fraport AG	2,359,265
17,900	MAN AG*	1,296,315
14,900	Salzgitter AG*	1,264,870
9,300	SAP AG	1,962,703
45,400	ThyssenKrup AG	1,554,504
31,100	TUI AG	616,169

		16,953,067

	Greece—0.8%
56,135	OPAP SA	2,031,926

	Hong Kong—2.9%
1,150,400	Chaoda Modern Agriculture Holdings Ltd.*	718,417
729,700	China Merchants Holdings International Co. Ltd.	2,222,088
2,175,593	China Petroleum & Chemical Corp.	1,246,590
200,000	Citic Pacific Ltd.	589,727
279,200	Hong Kong Exchanges and Clearing Ltd.	1,795,712
159,280	Orient Overseas International Ltd.*	577,332

		7,149,866

	Ireland—0.3%
31,300	Irish Life & Permanent PLC	744,638

	Israel—2.3%
85,900	Amdocs Ltd.*	3,143,940
78,200	Teva Pharmaceutical Industries Ltd., ADR	2,470,338

		5,614,278

See Notes to Financial Statements.

62	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)

	Italy—2.6%
53,600	Benetton Group SpA	$800,747
144,000	Eni SpA	4,241,741
99,100	IFIL—Investments SpA	562,787
36,100	San Paolo—IMI SpA	638,582

		6,243,857

	Japan—21.1%
4,650	Aiful Corp.	248,265
30,300	Alpine Electronics, Inc.	417,009
37,000	Alps Electric Co. Ltd.	462,338
31,700	Asahi Breweries Ltd.	445,141
92,000	Asahi Kasei Corp.	600,524
211,900	Bank of Fukuoka Ltd. (The)*	1,610,914
303,476	Bank of Yokohama Ltd. (The)	2,346,874
64,000	Capcom Co. Ltd.	767,284
178,000	Cosmo Oil Co. Ltd.	801,031
53,000	Daiwa Securities Group, Inc.	631,702
145,000	Denki Kagaku Kogyo Kabushiki Kiasha	603,111
15,300	Fanuc Ltd.	1,374,380
102,000	Hitachi Ltd.	673,820
30,100	Hokkaido Electric Power Co., Inc.	714,099
80,300	Hokuetsu Paper Mills Ltd.	468,721
48,200	Honda Motor Co. Ltd.	1,528,888
38,000	Hosiden Corp.	393,481
32,400	Hoya Corp.	1,152,289
20,700	JS Group Corp.	435,018
94,700	Kaken Pharmaceutical Co. Ltd.	710,829
35,000	Kansai Electric Power Co., Inc. (The)	782,943
190,800	Kurabo Industries Ltd.	605,211
23,600	Kyushu Electric Power Co., Inc.	548,549
187,000	Marubeni Corp.	996,767
71	Millea Holdings, Inc.	1,321,479
135,500	Mitsubishi Chemical Holdings Corp.	846,579
130,000	Nippon Oil Corp.	949,668
148	Nippon Paper Group, Inc.	605,243
360	Nippon Telegraph and Telephone Corp.	1,764,768
25,400	Nipro Corp.	456,108
115,100	Nissan Motor Co. Ltd.	1,257,209
125,200	NSK Ltd.	1,038,228
1,100	NTT Docomo, Inc.	1,614,820
103,000	Oji Paper Co. Ltd.	585,923
269,800	Osaka Gas Co. Ltd.	867,585
66,100	Rengo Co. Ltd.	499,620
35,300	Ricoh Co. Ltd.	692,490
18,400	Sanyo Electric Credit Co. Ltd.	388,291
45,700	Secom Co. Ltd.	2,160,407
148,100	Sharp Corp.	2,339,783
123,200	Shiseido Co. Ltd.	2,416,847
10,500	Sumitomo Trust & Banking Co. Ltd. (The)	114,689

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	63

International Equity Portfolio (cont’d)	Portfolio of Investments As of June 30, 2006 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)

	Japan (cont’d.)
12,700	Takefuji Corp.	$756,851
82,000	Tanabe Seiyaku Co. Ltd.	1,008,878
24,600	Tohoku Electric Power Co., Inc.	539,549
562,900	Tokyo Gas Co. Ltd.	2,651,198
73,000	Tokyo Steel Manufacturing Co. Ltd.	1,597,912
45,000	Toppan Printing Co. Ltd.	508,826
88,900	Toyota Motor Corp.	4,653,189
33,000	UNY Co. Ltd.	486,465

		51,441,793

	Korea—2.6%
24,570	Hyundai Motor Co.	2,087,317
2,915	Samsung Electronics Co. Ltd.	1,852,695
53,860	Shinhan Financial Group Co. Ltd.*	2,526,240

		6,466,252

	Liechtenstein—0.3%
3,300	Verwaltungs und Privat Bank AG*	699,787

	Mexico—2.3%
92,500	America Movil SA de CV, ADR, Series L	3,076,550
866,800	Wal-Mart de Mexico SA de CV	2,422,798

		5,499,348

	Netherlands—3.6%
40,259	ABN AMRO Holding NV	1,101,442
59,700	ING Groep NV, ADR	2,346,522
84,200	Koninklijke (Royal) KPN NV	946,648
73,212	Royal Dutch Shell PLC (Class B Stock)	2,560,125
27,800	Schlumberger Ltd.	1,810,058

		8,764,795

	Norway—0.6%
52,500	Norsk Hydro, Asa.	1,391,589

	Portugal—0.2%
151,000	Energias de Portugal SA*	592,929

	Russia—0.6%
16,500	Lukoil, ADR	1,379,400

	Singapore—0.4%
432,400	MobileOne Ltd.*	565,479
281,000	Neptune Orient Lines Ltd.	321,325

		886,804

	Spain—2.1%
58,900	Banco Bilbao Vizcaya Argentaria SA	1,211,404
60,300	Banco Santander Central Hispano SA	880,787

See Notes to Financial Statements.

64	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)

	Spain (cont’d.)
6,700	Compania Espanola de Petroleos, SA (CEPSA)	$478,186
42,800	Endesa SA	1,488,472
37,600	Repsol YPF SA	1,076,786
1,359	Union Fenosa SA	52,599

		5,188,234

	Sweden—1.1%
34,200	Electrolux AB, Series B	494,223
34,200	Husqvarna AB (lClass B Shares)	412,249
146,400	Nordea Bank AB	1,749,456

		2,655,928

	Switzerland—7.6%
14,000	Credit Suisse Group*	783,281
2,000	Georg Fischer AG*	858,861
2,900	Givaudan SA	2,283,138
33,950	Novartis AG	1,838,362
1,900	Rieter Holdings AG	730,440
22,200	Roche Holding AG	3,669,887
35,800	Swiss Re	2,502,237
2,400	Swisscom AG	790,152
3,800	Syngenta AG	505,092
30,500	UBS AG	3,343,012
5,900	Zurich Financial Services AG*	1,293,362

		18,597,824

	United Kingdom—20.0%
30,000	Alliance & Leicester PLC	646,855
13,100	AstraZeneca PLC	790,695
115,800	Aviva PLC	1,639,235
117,000	BAE SYSTEMS PLC*	799,984
378,400	Barclays PLC	4,299,920
37,700	BP PLC, ADR	2,624,297
137,900	Bradford & Bingley PLC	1,185,144
453,600	BT Group PLC	2,006,838
123,700	Cadbury Schweppes PLC	1,192,920
48,200	Dairy Crest Group PLC*	448,780
285,600	DSG International PLC	1,008,739
74,000	Firstgroup PLC	641,789
185,400	GKN PLC*	935,965
84,700	GlaxoSmithKline PLC	2,366,657
101,700	Hanson PLC	1,234,648
128,000	HBOS PLC	2,224,975
103,500	House of Fraser PLC*	254,554
80,600	Interserve PLC	566,378
286,800	Legal & General PLC	680,180
438,600	Lloyds TSB Group PLC	4,310,814
82,700	Next PLC	2,495,819
184,500	Northern Foods PLC	271,238

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	65

International Equity Portfolio (cont’d)	Portfolio of Investments As of June 30, 2006 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)

	United Kingdom (cont’d.)
183,900	Northumbrian Water Group PLC	$834,023
423,100	Old Mutual PLC*	1,277,273
9,400	Reckitt Benckiser PLC	351,129
53,300	Rio Tinto PLC	2,817,921
68,200	Royal Bank of Scotland Group PLC	2,242,351
41,600	Royal Dutch Shell (Class A Stock)	1,399,384
47,809	Shanks Group PLC	150,296
50,900	Tate & Lyle PLC	569,927
146,100	Taylor Woodrow PLC	902,369
311,600	Tesco PLC	1,924,559
54,900	TT Electronics PLC*	187,816
36,000	Viridian Group PLC	636,759
137,400	Vodafone Group PLC, ADR	2,926,622

		48,846,853

	Total long-term investments (cost $200,448,248)	239,211,960

	SHORT-TERM INVESTMENT—0.8%

	Affiliated Money Market Mutual Fund
1,904,720	Dryden Core Investment Fund—Taxable Money Market Series (cost $1,904,720; Note 3)(w)	1,904,720

	Total Investments—98.8% (cost $202,352,968; Note 5)	241,116,680
	Other assets in excess of liabilities(x)—1.2%	2,931,329

	Net Assets—100%	$244,048,009

The following abbreviation is used in portfolio descriptions:

ADR—American Depositary Receipt

*	Non-income producing security.
(w)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(x)	Other assets in excess of liabilities includes net unrealized depreciation on foreign currency exchange contracts.

Forward foreign currency exchange contracts outstanding at June 30, 2006:

Sale Contracts		Contracts to Deliver	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)
Euros, expiring 10/04/06	EUR	8,030,000	$9,830,487	$10,337,372	$(506,885)
Mexican Peso, expiring 12/06/06	MXP	66,540,000	5,869,796	5,814,140	55,656
Pound Sterling, expiring 12/05/06	GBP	2,300,000	4,294,100	4,269,032	25,068

			$19,994,383	$20,420,544	$(426,161)

See Notes to Financial Statements.

66	THE TARGET PORTFOLIO TRUST

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2006 was as follows:

Industry
Financial—Bank & Trust	22.3%
Oil, Gas & Consumable Fuels	10.3
Telecommunications	8.2
Pharmaceuticals	6.3
Electronic Components & Equipment	5.9
Auto Manufactures	5.5
Diversified Operations	4.8
Metals & Mining	4.6
Insurance	4.1
Chemicals	3.2
Retail	2.6
Building Materials & Construction	2.2
Food Products	2.2
Media	1.5
Auto Parts and Equipment	1.2
Aerospace & Defense	1.1
Computer Services & Software	1.1
Consumer Products & Services	1.1
Diversified Machinery	1.1
Entertainment	1.1
Household & Personal Products	1.0
Electric Utilities	0.9
Affiliated Money Market Mutual Fund	0.8
Household Durables	0.8
Advertising	0.7
Agriculture	0.6
Forest & Paper Products	0.6
Energy Equipment & Services	0.5
Airlines	0.3
Commercial Services & Supplies	0.3
Office Equipment	0.3
Transportation	0.3
Water Utilities	0.3
Beverages	0.2
Commercial Services	0.2
Forest Products & Paper	0.2
Healthcare Equipment & Supplies	0.2
Textiles	0.2

98.8
Other assets in excess of liabilities	1.2

100.0%

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	67

International Bond Portfolio	Portfolio of Investments As of June 30, 2006 (Unaudited)

PRINCIPAL AMOUNT (000)#		DESCRIPTION	VALUE (NOTE 1)

		LONG-TERM INVESTMENTS—132.0%

		FOREIGN BONDS—96.4%

		Austria—1.8%
		Austrian Government International Bond
EUR	560	4.00%, 07/15/09	$721,805

		Belgium—3.5%
		Belgium Government Bond
EUR	1,100	4.25%, 09/28/14	1,429,305

		Denmark—0.5%
		Denmark Government Bond
DKK	1,100	6.00%, 11/15/11	207,389

		Finland—15.1%
		Finnish Government Bond
EUR	1,190	2.75%, 07/04/06	1,522,070
EUR	2,010	4.25%, 07/04/15	2,614,468
EUR	1,450	5.375%, 07/04/13	2,013,414

			6,149,952

		France—5.2%
		Credit Suisse Group Capital Guernsey V Ltd.(c)
EUR	80	6.905%, 12/31/49	113,498
		French Government Bond
EUR	1,280	5.75%, 10/25/32	1,993,755

			2,107,253

		Germany—14.2%
		Deutsche Bundesrepublik
EUR	2,100	4.250%, 01/04/14 - 07/04/14	2,730,195
EUR	100	4.75%, 07/04/34	136,525
EUR	660	5.625%, 01/04/28	995,546
EUR	900	6.250%, 01/04/24 - 01/04/30	1,435,498
		Deutsche Genossenschafts-Hypothekenbank
EUR	300	5.75%, 01/22/07	388,522
		German Postal Pensions Securitisation PLC
EUR	100	3.375%, 01/18/16	118,856

			5,805,142

		Ireland—0.7%
		Atlantes Mortgage PLC, Series 1, Class A(c)
EUR	218	3.034%, 01/17/36	280,566

See Notes to Financial Statements.

68	THE TARGET PORTFOLIO TRUST

PRINCIPAL AMOUNT (000)#		DESCRIPTION	VALUE (NOTE 1)

		Italy—0.8%
		Argo Mortgages Series L, Series 1, Class A(c)
EUR	245	3.084%, 10/28/36	$313,968

		Japan—19.6%
		Development Bank of Japan
	500	4.25%, 06/09/15	452,243
		Japanese Government Bonds
JPY	187,000	0.60%, 03/20/09	1,617,524
JPY	34,000	1.20%, 09/20/12	290,133
JPY	145,000	1.40%, 12/20/13	1,237,101
JPY	30,000	1.50%, 03/20/14	257,214
JPY	1,000	1.55%, 02/21/12	8,749
JPY	290,000	1.60%, 06/20/14 - 09/20/14	2,494,662
JPY	69,600	2.30%, 05/20/30 - 06/20/35	592,520
JPY	30,000	2.40%, 03/20/34	257,209
JPY	90,000	2.50%, 09/20/35	784,148

			7,991,503

		Luxembourg—3.0%
		Inter-American Development Bank
EUR	900	5.50%, 03/30/10	1,218,087

		Netherlands—7.0%
		Arena BV, Series 2003-I, Class A2
EUR	500	4.30%, 05/19/55	643,253
		Deutsche Telekom International Finance BV
EUR	70	7.50%, 01/24/33	110,592
		Dutch MBS BV, Series X, Class A(c)
EUR	500	3.09%, 10/02/79	642,275
		Netherlands Government Bond
EUR	600	3.75%, 07/15/09	767,983
EUR	400	7.50%, 01/15/23	706,724

			2,870,827

		Portugal—4.1%
		Portugese Obrigacoes do Tesouro OT
EUR	1,320	3.00%, 07/17/06	1,688,250

		Spain—5.1%
		Spanish Government Bond
EUR	1,600	4.40%, 01/31/15	2,098,295

		United Kingdom—15.8%
		Chester Asset Receivables Dealings No 11, Series A
EUR	500	6.125%, 12/15/12	689,071
		European Investment Bank
GBP	5	7.625%, 12/07/06	9,348
		Hilton Group Finance PLC
EUR	60	6.50%, 07/17/09	80,803

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	69

International Bond Portfolio (cont’d)	Portfolio of Investments As of June 30, 2006 (Unaudited)

PRINCIPAL AMOUNT (000)#		DESCRIPTION	VALUE (NOTE 1)

		United Kingdom (cont’d.)
		Permanent Financing PLC(c)
EUR	500	5.10%, 06/10/09	$648,326
		Royal Bank of Scotland PLC, 144A(c)(g)
	300	5.125%, 07/21/08	300,046
		United Kingdom Treasury Stock
GBP	1,225	4.75%, 06/07/10	2,261,147
GBP	100	5.00%, 09/07/14	188,195
GBP	1,200	5.75%, 12/07/09	2,284,076

			6,461,012

		UNITED STATES BONDS—35.6%

		Corporate Bonds—4.7%
		Chase Credit Card Master Trust
EUR	300	5.00%, 12/15/10	392,283
		MBNA Credit Card Master Note Trust
EUR	550	5.60%, 07/17/14	752,087
		Mizuho Financial Group Cayman Ltd., Bank Gtd. Notes
	100	4.75%, 04/15/14	129,992
		Mizuho Preferred Capital Co. LLC, Bonds(g)
	100	8.79%, 12/31/49	105,084
		RBS Capital Trust A, Bank Gtd. Notes(c)
EUR	50	6.467%, 12/31/49	69,938
		Student Loan Marketing Assoc.
EUR	250	3.80%, 06/17/10	316,694
		Zurich Finance USA, Inc., Gtd. Notes
EUR	100	5.75%, 10/02/23	134,561

			1,900,639

		U.S. Treasury Obligations—19.3%
		U.S. Treasury Bonds
	200	6.125%, 11/15/27	220,985
	800	8.75%, 05/15/17	1,032,187
	1,200	8.875%, 02/15/19	1,594,500
		U.S. Treasury Inflationary Bonds, TIPS
	200	1.625%, 01/15/15	196,784
	200	1.875%, 07/15/15	196,624
		U.S. Treasury Notes
	1,400	3.875%, 05/15/10	1,339,789
	3,440	4.500%, 11/15/15 - 02/15/16	3,274,915

			7,855,784

		U.S. Government Mortgage Backed Obligations—8.0%
		Federal National Mortgage Assoc.
	3,119	5.50%, 04/01/33 - 07/13/36	2,995,164
	200	8.95%, 02/12/18	257,134

			3,252,298

See Notes to Financial Statements.

70	THE TARGET PORTFOLIO TRUST

PRINCIPAL AMOUNT (000)#		DESCRIPTION	VALUE (NOTE 1)

		Asset-Backed Securities—2.2%
		CIT Group Home Equity Loan Trust, Series 2002-1, Class AV(c)
	7	5.61%, 03/25/33	$6,539
		Citibank Credit Card Issuance Trust, Series 2001-A4, Class A4
EUR	650	5.375%, 04/10/13	874,581
		Federal National Mortgage Assoc., Series 2005-T3, Class A1A(c)
	12	5.36%, 07/25/35	12,268

			893,388

		Collateralized Mortgage Obligations—1.2%
		Citigroup Mortgage Loan Trust, Inc., Series 2006-Ar1, Class 1A1(c)
	384	4.90%, 10/25/35	375,246
		Fannie Mae Whole Loan, Series 2004-W12, Class 1A1
	64	6.00%, 07/25/44	63,900
		GMAC Mortgage Corp Loan Trust, Series 2004-J4, Class A1
	66	5.50%, 09/25/34	64,484

			503,630

		U.S. Government Agency Obligations—0.2%
		Small Business Administration Participation Certificates, Series 2005-20, Class 1
	96	4.84%, 05/01/25	90,444

		Total long-term investments (cost $52,328,859)	53,839,537

Shares		SHORT-TERM INVESTMENTS—3.1%

		Affiliated Money Market Mutual Fund—1.6%
	637,826	Dryden Core Investment Fund—Taxable Money Market Series(w) (Cost $637,826; Note 3)	637,826

Principal Amount (000)#

		Commercial Paper—1.0%
		Total Fina Elf Capital 4-2, Disc. Note(n) (cost $400,000)
	400	5.27%, 07/03/06	400,000

		U.S. Treasury Obligations—0.5%
		U.S. Treasury Bills(k)(n) (cost $217,856)
	220	4.805%, 09/14/06	217,886

Contracts/ Notional Amounts		OUTSTANDING OPTIONS PURCHASED

		Call Options
		Interest Rate Swap on 3 Month LIBOR
	5,700	expiring 12/22/2006 @ 5%	781

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	71

International Bond Portfolio (cont’d)	Portfolio of Investments As of June 30, 2006 (Unaudited)

CONTRACTS/ NOTIONAL AMOUNTS	DESCRIPTION	VALUE (NOTE 1)

	Call Options (cont’d.)
	Interest Rate Swap on 3 Month LIBOR
$2,000	expiring 03/08/2007 @ 5%	$1,710
	U.S. Treasury Bond Futures
700	expiring 08/25/2006 @ $108	4,156

		6,647

	Put Options
	Eurodollar Futures
29,000	expiring 06/18/2007 @ $91	181
	Eurodollar Futures
26,000	expiring 03/19/2007 @ $92	163
	Eurodollar Futures
9,000	expiring 12/18/2006 @ $93	56
	U.S. Treasury Bond Futures
700	expiring 08/25/2006 @ $103	1,203

		1,603

	Total outstanding options purchased (cost $51,120)	8,250

	Total short-term investments (cost $1,306,802)	1,263,962

	Total Investments, Before Outstanding Options Written and Securities Sold Short—135.1% (cost $53,635,661; Note 5)	55,103,499

	OUTSTANDING OPTIONS WRITTEN

	Call Options
	U.S. Treasury Note Futures
1,200,000	expiring 08/25/2006 @ $106	(3,188)
	Interest Rate Swap on 3 Month LIBOR
2,500,000	expiring 12/22/2006 @ 5%	(1,000)
	Interest Rate Swap on 3 Month LIBOR
1,000,000	expiring 03/08/2007 @ 5%	(2,028)

		(6,216)

	Put Options
	U.S. Treasury Note Futures
1,200,000	expiring 08/25/2006 @ $103	(1,687)

	Total outstanding options written (premium received $53,235)	(7,903)

See Notes to Financial Statements.

72	THE TARGET PORTFOLIO TRUST

PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)

	SECURITIES SOLD SHORT—(12.1)%

	U.S. Treasury Obligations
	U.S. Treasury Notes
$1,900	4.50%, 11/15/15	$(1,809,750)
3,300	4.50%, 02/15/16	(3,139,640)

	Total securities sold short (proceeds $5,010,174)	(4,949,390)

	Total Investments, Net of Outstanding Options Written and Securities Sold Short—123.0%	50,146,206
	Other liabilities in excess of other assets(x)—(23.0)%	(9,359,139)

	Net Assets—100%	$40,787,067

#	Principal amount is shown in U.S. dollars unless otherwise stated.

The following abbreviations are used in portfolio descriptions:

NR—Not Rated by Moody’s or Standard & Poor’s

TIPS—Treasury Inflation Protected Securities

DKK—Denmark Krone

EUR—Euro

GBP—British Pound

JPY—Japanese Yen

(c)	Indicates a variable rate security.
(g)	Indicates a security that has been deemed illiquid.
(k)	Securities segregated as collateral for futures contracts.
(n)	Rates shown are the effective yields at purchase date.
(w)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(x)	Other liabilities in excess of other assets includes net unrealized appreciation (depreciation) on futures contracts, forward foreign currency contracts, interest rate and credit default swaps as follows:

Open futures contracts outstanding at June 30, 2006:

Number of Contracts	Type	Expiration Month	Value at June 30, 2006	Value at Trade Date	Unrealized Appreciation/ (Depreciation)
	Long Positions:
7	10 Year Japanese Bond	Sep. 2006	$8,052,691	$8,055,312	$(2,621)
15	90 Day Euro Dollar	Jun. 2007	3,543,375	3,553,125	(9,750)
69	90 Day Euro Dollar	Sep. 2006	16,283,138	16,387,726	(104,588)
21	90 Day Euro Dollar	Sep. 2007	4,959,938	4,969,125	(9,187)

					(126,146)

	Short Position:
15	Euro 10 Year Bond	Sep. 2006	2,170,236	2,162,375	7,861

					$(118,285)

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	73

International Bond Portfolio (cont’d)	Portfolio of Investments As of June 30, 2006 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2006:
Purchase Contracts		Contracts to Receive	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)
Japanese Yen, Expiring 07/18/06	JPY	3,644,000	$31,988	$31,931	$(57)
Expiring 08/15/06	JPY	3,315,000	29,046	29,167	121
Pound Sterling, Expiring 07/27/06	GBP	21,000	38,543	38,857	314
Expiring 07/27/06	GBP	25,000	45,468	46,231	763

			$145,045	$146,186	$1,141

Sale Contracts		Contracts to Deliver	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)
Danish Krones, Expiring 09/07/06	DKK	1,225,000	$211,553	$211,030	$523
Euros, Expiring 07/20/06	EUR	20,166,000	25,367,174	25,831,766	(464,592)
Expiring 07/20/06	EUR	121,000	153,643	154,765	(1,122)
Expiring 07/20/06	EUR	35,000	44,182	44,767	(585)
Japanese Yen, Expiring 08/15/06	JPY	717,337,000	6,347,076	6,311,405	35,671
Pound Sterling, Expiring 07/27/06	GBP	980,000	180,653	181,335	(682)

			$32,304,281	$32,735,068	($430,787)

Interest rate swap agreements outstanding at June 30, 2006:

Counterparty	Termination Date	Notional Amount		Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services, Inc.(2)	06/18/34	GBP	100,000	5.00%	6 month LIBOR	$5,522
Goldman Sachs & Co.(2)	12/20/13	JPY	200,000,000	2.00%	6 month LIBOR	(11,003)
Merrill Lynch & Co.(2)	12/16/14	CAD	500,000	5.50%	3 month Canadian Bank Rate	2,477
Morgan Stanley Capital Services, Inc.(1)	12/16/14		$400,000	5.50%	3 month LIBOR	(11,223)
Goldman Sachs & Co. (2)	06/17/15	EUR	3,300,000	4.50%	6 month Euribor	175,624
Morgan Stanley Capital Services, Inc.(2)	06/17/15	EUR	900,000	4.50%	6 month Euribor	105,777
Goldman Sachs & Co.(2)	12/15/14	EUR	600,000	4.00%	6 month Euribor	51,175
Barclays Capital(2)	06/18/34	GBP	300,000	5.00%	6 month LIBOR	11,724
Goldman Sachs & Co.(1)	06/21/07		$8,000,000	4.00%	3 month LIBOR	(122,536)
Barclays Capital(1)	06/18/34	EUR	200,000	6.00%	6 month Euribor	(17,642)

See Notes to Financial Statements.

74	THE TARGET PORTFOLIO TRUST

Counterparty	Termination Date	Notional Amount		Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services, Inc.(1)	06/18/34	EUR	500,000	6.00%	6 month Euribor	$41,997
JP Morgan(2)	12/15/14	EUR	600,000	4.00%	6 month Euribor	9,265
Goldman Sachs & Co.(2)	12/15/15	JPY	380,000,000	2.00%	6 month LIBOR	24,008
Morgan Stanley Capital Services, Inc.(2)	12/15/15	JPY	100,000,000	2.00%	6 month LIBOR	7,436
Barclays Capital(2)	12/15/15	JPY	110,000,000	2.00%	6 month LIBOR	9,778
Morgan Stanley Capital Services, Inc.(2)	12/20/13	JPY	120,000,000	2.00%	6 month LIBOR	13,666
UBS AG(2)	12/20/13	JPY	60,000,000	2.00%	6 month LIBOR	(3,412)
Goldman Sachs & Co.(1)	03/18/08	JPY	300,000,000	1.00%	6 month LIBOR	(2,382)
Barclays Capital(2)	09/15/15	GBP	100,000	5.00%	6 month LIBOR	1,434
Barclays Capital(1)	12/20/36		$300,000	5.00%	3 month LIBOR	(4,715)
Barclays Capital(1)	09/15/10	GBP	3,800,000	5.00%	6 month LIBOR	(64,011)
Barclays Capital(2)	06/12/36	GBP	100,000	5.00%	6 month LIBOR	10,745
Goldman Sachs & Co.(2)	06/20/10	JPY	150,000,000	2.00%	6 month LIBOR	3,099
Bank of America N.A.(2)	12/20/16		$2,800,000	5.00%	3 month LIBOR	49,892
Goldman Sachs & Co.(2)	12/20/16		$2,800,000	5.00%	3 month LIBOR	49,892
Lehman Brothers Special Financing, Inc.(2)	12/20/16		$1,400,000	5.00%	3 month LIBOR	24,946
Morgan Stanley Capital Services, Inc.(2)	12/20/16		$700,000	5.00%	3 month LIBOR	12,467
Lehman Brothers Special Financing, Inc.(2)	12/20/13		$4,200,000	5.00%	3 month LIBOR	59,566
Morgan Stanley Capital Services, Inc.(1)	12/20/36		$100,000	5.00%	3 month LIBOR	(1,573)
Goldman Sachs & Co.(1)	12/20/08		$6,300,000	5.00%	3 month LIBOR	(11,613)
Morgan Stanley Capital Services, Inc.(1)	12/20/08		$1,800,000	5.00%	3 month LIBOR	(3,318)
Morgan Stanley Capital Services, Inc.(1)	06/15/09	GBP	600,000	5.00%	6 month LIBOR	(48)

						$417,014

(1)	Porfolio pays the floating rate and receives the fixed rate.
(2)	Portfolio pays the fixed rate and receives the floating rate.

Credit default swap agreements outstanding at June 30, 2006:

Counterparty	Termination Date	Notional Amount	Fixed Rate	Underlying Bond	Unrealized Appreciation
Merrill Lynch & Co.(1)	6/20/07	$100,000	0.41%	Russian Federation, 5.00%, due 3/31/30	$4

(1)	Portfolio pays the counterparty par in the event that the underlying bond defaults and receives the fixed rate.

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	75

International Bond Portfolio (cont’d)	Portfolio of Investments As of June 30, 2006 (Unaudited)

The country breakdown of portfolio holdings and other liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2006 were as follows:

United States	35.6%
Japan	19.6
United Kingdom	15.8
Finland	15.1
Germany	14.2
Netherlands	7.0
France	5.2
Spain	5.1
Portugal	4.1
Belgium	3.5
Luxembourg	3.0
Austria	1.8
Italy	0.8
Ireland	0.7
Denmark	0.5
Short-Term Investments (including Affiliated Money Market Mutual Fund of 1.6%)	3.1

135.1
Securities Sold Short and Outstanding Options Written	(12.1)
Other liabilities in excess of other assets	(23.0)

Total	100.0%

See Notes to Financial Statements.

76	THE TARGET PORTFOLIO TRUST

Portfolio of Investments As of June 30, 2006 (Unaudited)	Total Return Bond Portfolio

MOODY’S RATINGS	PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)

		LONG-TERM INVESTMENTS—93.0%

		Asset-Backed Securities—6.3%
		Argent Securities Inc., Series 2005-W3, Class A2A(c)
Aaa	$434	5.423%, 11/25/35	$434,340
		Honda Auto Receivables Owner Trust Series 2006-1 Class A2
Aaa	1,600	5.10%, 09/18/08	1,594,981
		MBNA Master Credit Card Trust 2000-D, Class C, 144A
BBB(d)	700	8.40%, 09/15/09	714,272
		Nelnet Student Loan Trust, Series 2006-2, Class A1
Aaa	3,200	5.132%, 10/27/14	3,194,945
		Nissan Auto Receivables Owner Trust, Series 2006-B Class A2
Aaa	1,600	5.18%, 08/15/08	1,594,992
		SLC Student Loan Trust Series 2006-1 Class A1
Aaa	1,600	5.43%, 07/15/36	1,599,250
		Structured Asset Securities Corp., Series 2005-7XS, Class 2A1A(c)
Aaa	1,067	4.90%, 04/25/35	1,024,037

		Total asset-backed securities (cost $10,206,813)	10,156,817

		Collateralized Mortgage Obligations—3.1%
		American Housing Trust, Series I, Class 5
AAA(d)	3	8.625%, 08/25/18	2,752
		Bear Stearns Adjustable Rate Mortgage Trust,
		Series 2005-4, Class 23A2
Aaa	636	5.409%, 05/25/35	627,531
		Series 2002-11, Class 1A1
Aaa	138	5.619%, 02/25/33	135,682
		Commercial Mortgage Pass Through Certificates, Series 2005-F10A Class MOA1(c)
Aaa	1,700	5.379%, 03/15/20	1,700,247
		Indymac Adjustable Rate Mortgage Trust, Series 2001-H2, Class A1(c)
Aaa	13	5.167%, 01/25/32	13,093
		Residential Funding Mortgage Securities, Series 2003-S9, Class A1
Aaa	107	6.50%, 03/25/32	106,447
		Washington Mutual, Inc., Series 2003-R1, Class A1(c)

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	77

Total Return Bond Portfolio (cont’d)	Portfolio of Investments As of June 30, 2006 (Unaudited)

MOODY’S RATINGS	PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)

		Collateralized Mortgage Obligations (cont’d.)
Aaa	$2,370	5.351%, 12/25/27	$2,369,093

		Total collateralized mortgage obligations (cost $4,978,621)	4,954,845

		Corporate Bonds—7.6%

		Airlines—0.3%
		United Air Lines, Inc., Equipment Trust(i)
NR	1,000	10.85%, 02/19/15	520,000

		Automobile Manufacturers—1.1%
		DaimlerChrysler NA Holding Corp., Co. Gtd. Notes(c)
A3	1,800	5.486%, 03/07/07	1,800,313

		Capital Markets—0.9%
		European Investment Bank, Notes
Aaa	JPY 163,000	3.00%, 09/20/06	1,432,147

		Financial—Bank & Trust—0.5%
		HSBC Bank USA NA, Sr. Notes
Aa2	800	5.494%, 09/21/07	800,683

		Financial Services—0.5%
		Pemex Project Funding Master Trust, Co. Gtd.
Baa1	500	8.00%, 11/15/11	528,500
Baa1	250	9.125%, 10/13/10	273,750

			802,250

		Hotels, Restaurants & Leisure—1.0%
		Caesars Entertainment, Inc., Sr. Notes
Baa3	800	8.50%, 11/15/06	807,124
		Mirage Resorts, Inc., Sr. Notes
Ba2	800	7.25%, 10/15/06	803,000

			1,610,124

		Pipelines—0.3%
		El Paso Corp., Sr. Notes
Caa1	400	7.80%, 08/01/31	388,500

		Telecommunications—2.1%
		Embarq Corp., Notes
Baa3	1,600	6.738%, 06/01/13	1,595,160
		Qwest Corp., Debs.
Ba3	250	7.50%, 06/15/23	234,375
		Sr. Notes
Ba3	1,500	7.625%, 06/15/15	1,481,250

			3,310,785

See Notes to Financial Statements.

78	THE TARGET PORTFOLIO TRUST

MOODY’S RATINGS	PRINCIPAL AMOUNT (000)#		DESCRIPTION	VALUE (NOTE 1)

			Tobacco—0.9%
			Reynolds American, Inc, 144A
Ba2		$1,500	7.625%, 06/01/16	$1,466,250

			Total corporate bonds (cost $12,974,415)	12,131,052

			Foreign Government Bonds—3.1%
			Federal Republic of Brazil
Ba3		25	7.875%, 03/07/15	26,175
Ba3		50	8.875%, 10/14/19 - 04/15/24	55,600
B1		600	11.00%, 08/17/40	744,000
			Federal Republic of Italy
Aa2	JPY	287,000	0.375%, 10/10/06	2,508,928
			Republic of Panama
Ba1		300	8.875%, 09/30/27	339,750
Ba1		450	9.375%, 07/23/12	501,750
			Republic of Peru
Ba3		400	9.125%, 01/15/08	416,000
			United Kingdom Treasury Gilt
Aaa	GBP	200	5.75%, 12/07/09	380,679

			Total foreign government bonds (cost $4,760,318)	4,972,882

			Municipal Bonds—3.5%

			California—0.6%
			Golden State Tobacco Securitization Corp., Revenue
Baa3		500	6.25%, 06/01/33	540,400
Baa3		400	6.75%, 06/01/39	447,692

				988,092

			Georgia—0.3%
			Georgia State Road & Tollway Authority Revenue, Governors Transportation Choices
Aaa		500	5.00%, 03/01/21	518,425

			New Jersey—0.9%
			Tobacco Settlement Financing Corp., New Jersey State
Baa3		800	6.00%, 06/01/37	842,608
Baa3		500	6.375%, 06/01/32	542,815

				1,385,423

			New York—1.0%
			New York City Trust For Cultural Resources, Museum of Modern Art
Aaa		1,500	5.125%, 07/01/31	1,535,370

			South Carolina—0.7%
			South Carolina State Highway, Series B
Aaa		1,100	5.00%, 04/01/17	1,142,779

			Total municipal bonds (cost $4,956,680)	5,570,089

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	79

Total Return Bond Portfolio (cont’d)	Portfolio of Investments As of June 30, 2006 (Unaudited)

PRINCIPAL AMOUNT (000)#		DESCRIPTION	VALUE (NOTE 1)

		U.S. Government Mortgage Backed Obligations—49.9%
		Federal Home Loan Mortgage Corp.
$89		4.41%, 09/01/35(c)	$87,244
1,964		5.00%, 09/01/35	1,835,332
69		5.50%, 04/01/29 - 06/01/29	65,858
60		5.97%, 01/01/24(c)	61,400
109		6.00%, 09/01/22	108,874
81		7.50%, 09/01/16 - 07/01/17	84,739
—	(r)	9.25%, 01/01/10	781
		Federal National Mortgage Assoc.
16,776		4.00%, 08/01/18 - 06/01/19	15,500,347
6,930		4.50%, 06/01/34 - 06/01/35	6,285,844
473		4.635%, 12/01/34(c)	463,117
134		4.925%, 05/01/36(c)	134,594
63		5.00%, 01/01/19 - 07/13/36	60,520
2,000		5.00%, TBA	1,869,376
13,519		5.50%, 11/01/34 - 02/01/35	13,007,745
34,900		5.50%, TBA	33,514,889
4,000		6.00%, TBA	3,936,248
135		6.00%, 11/01/16 - 01/01/23	135,566
206		6.015%, 01/01/20(c)	209,523
251		6.50%, 04/01/21 - 09/01/21	253,653
		Government National Mortgage Assoc.
39		4.375%, 06/20/23(c)	39,090
110		4.75%, 07/20/22 - 07/20/27	110,073
190		5.125%, 10/20/26 - 11/20/29	190,820
144		5.375%, 02/20/17 - 02/20/26	144,190
2,000		6.00%, TBA	1,982,343
95		8.50%, 06/15/30-08/20/30	101,388

		Total U.S. Government mortgage backed obligations (cost $82,052,705)	80,183,554

		U.S. Treasury Obligations—19.5%
		U.S. Treasury Bonds
1,000		5.50%, 08/15/28	1,027,422
1,000		6.50%, 11/15/26	1,147,188
1,000		6.625%, 02/15/27	1,164,375
1,200		6.75%, 08/15/26	1,411,687
400		8.125%, 08/15/19	506,406
		U.S. Treasury Inflationary Bonds, TIPS
1,100		2.00%, 01/15/26	1,022,601
200		2.375%, 04/15/11	202,267
		U.S. Treasury Notes
8,750		3.375%, 02/15/08 - 10/15/09	8,311,698
600		3.625%, 01/15/10	571,265
2,700		3.75%, 05/15/08	2,631,763

See Notes to Financial Statements.

80	THE TARGET PORTFOLIO TRUST

MOODY’S RATINGS	PRINCIPAL AMOUNT (000)#		DESCRIPTION	VALUE (NOTE 1)

			U.S. Treasury Obligations (cont’d.)
		$2,800	3.875%, 09/15/10	$2,671,813
		1,050	4.00%, 04/15/10	1,010,297
		650	4.25%, 10/15/10 - 11/15/14	622,242
		3,800	4.50%, 11/15/10 - 11/15/15	3,692,391
		4,300	4.875%, 04/30/11	4,256,162
			U.S. Treasury Strips, P/O
		2,500	Zero coupon, 02/15/22	1,089,475

			Total U.S. treasury obligations (cost $32,053,389)	31,339,052

			Total long-term investments (cost $151,982,942)	149,308,291

			SHORT-TERM INVESTMENTS—30.1%

			Certificates of Deposit—1.0%
			Countrywide Bank NA
		1,600	5.262%, 10/18/06 (cost $1,600,000)	1,599,931

			Commercial Paper—12.9%
			Abbey National North America
P-1		4,400	5.23%, 08/08/06	4,376,988
			Calyon North America, Inc.
P-1		4,400	5.23%, 08/03/06	4,380,184
			DNB Nor Bank ASA
P-1		400	5.08%, 08/02/06	398,307
			ING U.S. Funding LLC
P-1		3,800	5.23%, 08/03/06	3,782,886
			Nordea North America, Inc.
P-1		2,900	5.18%, 09/08/06	2,871,038
			Time Warner, Inc.
P-1		800	5.24%, 09/18/06	790,435
			UBS Finance
P-1		3,900	5.225%, 08/08/06	3,879,623
P-1		200	5.27%, 07/03/06	200,000

			Total commercial paper (cost $20,681,064)	20,679,461

			Foreign Treasury Obligations(n)—9.2%
			French Treasury Bills
Aaa	EUR	310	2.60%, 07/13/06	396,189
Aaa	EUR	300	2.87%, 10/12/06	380,645
Aaa	EUR	2,810	2.55%, 07/20/06	3,589,459
Aaa	EUR	850	2.83%, 09/14/06	1,080,996
			German Treasury Bills
Aaa	EUR	3,670	2.69%, 08/16/06	4,678,859
Aaa	EUR	100	2.79%, 10/18/06	126,837
Aaa	EUR	3,510	2.59%, 07/12/06	4,486,549

			Total foreign treasury obligations (cost $14,205,580)	14,739,534

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	81

Total Return Bond Portfolio (cont’d)	Portfolio of Investments As of June 30, 2006 (Unaudited)

PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)

	U.S. Government Agency Obligations—4.0%
	Federal National Mortgage Assoc.
$2,900	5.14%, 08/01/06	$2,887,992
3,500	5.15%, 09/13/06	3,463,390

	Total U.S. Government agency obligations (cost $6,351,943)	6,351,382

	U.S. Treasury Obligations(k)—0.3%
	U.S. Treasury Bills
40	4.72%, 09/14/06	39,616
445	4.805%, 09/14/06	440,723

	Total U.S. treasury obligations (cost $480,281)	480,339

Shares

	Affiliated Money Market Mutual Fund—2.6%
4,215,599	Dryden Core Investment Fund—Taxable Money Market Series (cost $4,215,599; Note 3)(w)	4,215,599

Contracts/ Notional Amount	OUTSTANDING OPTIONS PURCHASED*—0.1%

	Call Options—0.1%
	Interest Rate Swap 3 Month LIBOR & Fixed 4.50%
10,200,000	expiring 10/18/06	10
	Interest Rate Swap 3 Month LIBOR & Fixed 5.75%
2,100,000	expiring 04/27/09	122,269
	Interest Rate Swap 3 Month LIBOR & Fixed 4.75%
2,000,000	expiring 08/08/06	—

		122,279

	Put Options
	Euro Futures, Strike $91.75
594	expiring 12/18/06	3,712

	Interest Rate Swap 3 Month LIBOR & Fixed 6.25%
2,100,000	expiring 04/27/09	89,158

		92,870

	Total outstanding options purchased (cost $316,893)	215,149

See Notes to Financial Statements.

82	THE TARGET PORTFOLIO TRUST

PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)

	Total short-term investments (cost $47,851,360)	$48,281,395

	Total Investments, Before Outstanding Options Written and Securities Sold Short—123.1% (cost $199,834,302; Note 5)	197,589,686

	SECURITIES SOLD SHORT—(10.4)%

	U.S. Government Agency Obligation—(0.3)%
	Federal National Mortgage Assoc.
$500	4.50%, TBA	(452,969)

	U.S. Treasury Obligations—(10.1)%
	U.S. Treasury Notes
2,100	3.625%, 05/15/13	(1,920,927)
8,800	4.125%, 05/15/15	(8,171,284)
750	4.375%, 05/15/07	(744,258)
3,700	4.75%, 05/15/14	(3,609,379)
1,700	6.00%, 08/15/09	(1,742,434)

		(16,188,282)

	Total securities sold short (proceeds received $16,785,655)	(16,641,251)

Notional Amount	OUTSTANDING OPTIONS WRITTEN*

	Call Options
	Interest Rate Swap 3 Month LIBOR Fixed 4.56%
4,400,000	expiring 10/18/06	(22)
	Interest Rate Swap 3 Month LIBOR Fixed 4.78%
900,000	expiring 08/08/06	—

	Total outstanding options written (premiums received $52,373)	(22)

	Total Investments, Net of Outstanding Options Written and Securities Sold Short—112.7%	180,948,413
	Other liabilities in excess of other assets(u)—(12.7)%	(20,384,000)

	Net Assets—100%	$160,564,413

The following abbreviations are used in portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.

NR—Not Rated by Moody’s or Standard & Poor’s

P/O—Principal Only

TBA—To be announced. Securities purchased on a forward commitment basis.

TIPS—Treasury Inflation Protected Securities

EUR—Euro

GBP—British Pound

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	83

Total Return Bond Portfolio (cont’d)	Portfolio of Investments As of June 30, 2006 (Unaudited)

JPY—Japanese Yen

* Non-income producing.

(c)	Indicates a variable rate security.
(d)	Standard & Poor’s rating.
(i)	Represents issuer in default on interest payments. Non-income producing security.
(k)	Securities segregated as collateral for futures contracts.
(n)	Rates shown are the effective yields at purchase date.
(r)	Less than $500 par.
(u)	Other liabilities in excess of other assets includes net unrealized appreciation (depreciation) on futures contracts, forward foreign currency contracts, interest rate swap agreements and credit default swap agreements as follows:

Open future contracts outstanding at June 30, 2006:

Number of Contracts	Type	Expiration Month	Value at June 30, 2006	Value at Trade Date	Unrealized Appreciation (Depreciation)
	Long Positions:
89	90 Day Euro Dollar	Dec 2006	$21,005,113	$21,049,151	$(44,038)
288	90 Day Euro Dollar	Mar 2007	67,996,800	68,145,251	(148,451)
111	90 Day Euro Dollar	Mar 2007	26,237,625	26,275,775	(38,150)
31	90 Day Euro Dollar	Jun 2007	7,322,975	7,340,025	(17,050)
60	90 Day Euro Dollar	Sep 2007	14,179,500	14,249,250	(69,750)
5	90 Day Euro Dollar	Dec 2007	1,181,813	1,186,376	(4,563)
394	5 Year U.S. Treasury Notes	Sep 2006	40,742,061	40,965,880	(223,819)

					(545,821)

	Short Positions:
105	10 Year U.S. Treasury Notes	Sep 2006	11,010,235	11,006,674	(3,561)
27	30 Year U.S. Treasury Bonds	Sep 2006	2,879,719	2,885,414	5,695

					2,134

					$(543,687)

Forward foreign currency exchange contracts outstanding at June 30, 2006:

Purchase Contract	Contracts to Receive	In Exchange For	Contracts at Value	Unrealized Appreciation
Euros, expiring 07/20/06	EUR 3,038,000	$3,821,555	$3,891,545	$69,990
Japanese Yen, expiring 08/15/06	JPY 3,913,000	34,285	34,428	143

		$3,855,840	$3,925,973	$70,133

See Notes to Financial Statements.

84	THE TARGET PORTFOLIO TRUST

Sale Contracts		Contracts to Deliver	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)
Euros,
expiring 07/31/06	EUR	2,947,000	$3,656,004	$3,778,036	$(122,032)
expiring 07/31/06	EUR	12,106,000	15,567,408	15,519,820	47,588
expiring 09/29/06	EUR	3,662,000	4,645,936	4,712,803	(66,867)
Japanese Yen,
expiring 08/15/06	JPY	159,169,000	1,470,592	1,400,430	70,162
Pound Stering,
expiring 07/27/06	GBP	191,000	352,088	353,417	(1,329)

			$25,692,028	$25,764,506	$(72,478)

Interest rate swap agreements outstanding at June 30, 2006:

Counterparty	Termination Date	Notional Amount		Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
Merrill Lynch & Co.(2)	12/15/15	JPY	90,000,000	2.00%	6 Month LIBOR	$7,441
Barclays Capital(2)	12/15/15	JPY	40,000,000	2.00%	6 Month LIBOR	3,556
UBS AG(1)	10/15/10	EUR	200,000	2.15%	FRC-Excluding Tobacco-Non-Revised Consumer Price Index	(262)
Bank of America, N.A.(1)	06/15/35		$900,000	6.00%	3 Month LIBOR	24,324
Lehman Brothers(1)	06/20/11		$4,200,000	5.00%	3 Month LIBOR	(45,498)
Barclays Capital(1)	09/15/10	GBP	800,000	5.00%	6 Month LIBOR	(13,490)
Goldman Sachs(2)	12/20/16		$2,500,000	5.00%	3 Month LIBOR	44,547
Morgan Stanley & Co.(1)	12/20/11		$3,000,000	5.00%	3 Month LIBOR	(32,513)
Morgan Stanley & Co.(1)	12/20/36		$3,900,000	5.00%	3 Month LIBOR	(33,346)
Merrill Lynch & Co.(1)	12/20/11		$2,600,000	5.00%	3 Month LIBOR	(3,008)

						$(48,249)

(1)	Portfolio pays the floating rate and receives the fixed rate.
(2)	Portfolio pays the fixed rate and receives the floating rate.

Credit default swap agreements outstanding at June 30, 2006:

Counterparty	Termination Date	Notional Amount	Fixed Rate	Underlying Bond	Unrealized Appreciation (Depreciation)
Goldman Sachs(1)	07/25/45	$100,000	0.54%	ABX.HE.A Index	$(299)
Bear Stearns International Ltd.(1)	07/25/45	4,000,000	0.54%	ABX.HE.A Index	(9,477)
Morgan Stanley & Co.(1)	12/20/08	500,000	0.26%	Allstate Corp., 6.125%, due 02/15/12	(983)
Merrill Lynch & Co.(1)	12/20/08	200,000	0.27%	Anadarko Petroleum Corp., 5.00%, due 10/01/12	(183)
UBS AG (1)	12/20/08	600,000	0.35%	AutoZone, Inc., 5.875%, due 10/15/12	(1,772)
Bear Stearns International Ltd.(1)	12/20/08	100,000	1.09%	Capital One Bank, 4.875%, due 05/15/08	(1,969)

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	85

Total Return Bond Portfolio (cont’d)	Portfolio of Investments As of June 30, 2006 (Unaudited)

Counterparty	Termination Date	Notional Amount	Fixed Rate	Underlying Bond	Unrealized Appreciation (Depreciation)
UBS AG(1)	12/20/08	200,000	0.44%	Carnival Corp., 6.15%, due 04/15/08	$(1,526)
Bear Stearns International Ltd.(1)	12/20/08	200,000	0.19%	Caterpillar, Inc., 7.25%, due 09/15/09	(380)
Lehman Brothers(1)	12/20/08	100,000	0.24%	Costco Wholesale Corp., 5.50%, due 03/15/07	(359)
Morgan Stanley & Co.(1)	12/20/08	200,000	0.42%	Countrywide Home Loans, Inc., 5.625%, due 07/15/09	(673)
Bear Stearns International Ltd.(1)	12/20/08	200,000	0.24%	Deere & Co., 7.85%, due 03/15/07	(688)
Merrill Lynch & Co.(1)	12/20/08	300,000	0.35%	Devon Energy Corp., 6.875%, due 09/30/11	(1,087)
Bank of America Securities LLC(1)	12/20/08	300,000	0.13%	E.I. DuPont, 6.875%, due 10/15/09	(345)
Citigroup(1)	12/20/08	400,000	0.28%	Eaton Corp., 5.75%, due 07/15/12	(1,832)
Barclays Bank PLC(1)	12/20/08	500,000	0.16%	Eli Lilly & Co., 6.00%, due 03/15/12	(1,040)
Morgan Stanley & Co.(1)	12/20/08	200,000	0.22%	Emerson Electric Co. 7.125%, due 08/15/10	(639)
Morgan Stanley & Co.(1)	12/20/08	300,000	0.21%	Emerson Electric Co., 6.48%, due 10/15/12	(886)
Barclays Bank PLC(1)	06/20/07	800,000	0.27%	Federative Republic of Brazil, 12.25%, due 03/06/30	(354)
Barclays Bank PLC(1)	09/20/06	800,000	0.16%	Federative Republic of Brazil, 12.25%, due 03/06/30	56
Citigroup(1)	12/20/08	300,000	0.29%	FedEx Corp., 7.25%, due 02/15/11	(1,362)
Merrill Lynch & Co.(1)	12/20/08	100,000	0.22%	Gannett Co., Inc., 6.375%, due 08/10/09	(134)
Lehman Brothers(1)	12/20/08	200,000	0.97%	Goodrich Corp., 7.625%, due 12/15/12	(3,845)
Bear Stearns International Ltd.(1)	12/20/08	400,000	0.32%	Hewlett Packard Co., 6.50% due 07/01/12	(2,036)
Lehman Brothers(1)	12/20/08	400,000	0.12%	Home Depot, Inc., 5.375%, due 04/01/06	(610)
Merrill Lynch & Co.(1)	12/20/08	300,000	0.32%	Ingersoll-Rand Co., 6.48%, due 06/01/25	(1,801)
Bear Stearns International Ltd.(1)	12/20/08	200,000	0.60%	International Paper Co., 6.75%, due 09/01/11	(1,693)
Lehman Brothers(1)	12/20/08	400,000	0.11%	Johnson & Johnson, 3.80%, due 05/15/13	(825)
Lehman Brothers(1)	12/20/08	200,000	0.53%	Lockheed Martin Corp., 8.20%, due 12/01/09	(1,996)

See Notes to Financial Statements.

86	THE TARGET PORTFOLIO TRUST

Counterparty	Termination Date	Notional Amount	Fixed Rate	Underlying Bond	Unrealized Appreciation (Depreciation)
Lehman Brothers(1)	12/20/08	300,000	0.30%	Masco Corp., 5.875%, due 07/15/12	$(201)
Merrill Lynch & Co.(1)	12/20/08	200,000	0.85%	Motorola, Inc., 7.625%, due 11/15/10	(3,338)
Lehman Brothers(1)	12/20/08	200,000	0.48%	Northrop & Grumman Corp., 7.125%, due 02/15/11	(1,785)
Merrill Lynch & Co.(1)	12/20/08	200,000	0.28%	Occidental Petroleum Corp., 6.75%, due 01/15/12	(691)
Lehman Brothers(1)	06/20/09	1,200,000	0.40%	People’s Republic of China, 6.80%, due 05/23/11	(7,646)
Lehman Brothers(1)	12/20/08	300,000	0.35%	RadioShack Corp., 7.375%, due 05/15/11	1,192
UBS AG(1)	12/20/08	200,000	0.37%	RadioShack Corp., 7.375%, due 05/15/11	700
Morgan Stanley & Co.(1)	05/20/16	1,800,000	0.54%	Republic of Hungary, 4.75%, due 02/03/15	30,952
JP Morgan(1)	05/20/16	600,000	0.54%	Republic of Hungary, 4.75%, due 02/03/15	10,088
Morgan Stanley & Co.(1)	09/20/10	400,000	2.70%	Republic of Turkey, 11.875%, due 01/15/30	(1,613)
Lehman Brothers(1)	09/20/10	1,000,000	2.26%	Republic of Turkey, 11.875%, due 01/15/30	12,857
Merrill Lynch International(2)	03/20/07	700,000	0.61%	Russian Federation, 5.00% (step-up), due 03/31/30	2,227
JP Morgan(2)	03/20/07	800,000	0.61%	Russian Federation, 5.00% (step-up), due 03/31/30	222
JP Morgan(2)	03/20/07	800,000	0.61%	Russian Federation, 5.00% (step-up), due 03/31/30	228
UBS AG(1)	12/20/08	200,000	0.44%	Simon Property Group, L.P., 5.45%, due 03/15/13	(1,322)
Morgan Stanley & Co.(1)	12/20/08	200,000	0.53%	The Kroger Co., 4.75%, due 04/15/12	(1,670)
Citigroup(1)	12/20/08	800,000	0.14%	Walmart Stores, Inc., 6.875%, due 08/10/09	(1,532)
Bear Stearns International Ltd.(1)	12/20/08	200,000	0.15%	Walmart Stores, Inc., 6.875%, due 08/10/09	(431)
Barclays Bank PLC(1)	12/20/08	200,000	0.67%	Walt Disney Co. (The), 6.375%, due 03/12/12	(2,626)
Lehman Brothers(1)	12/20/08	200,000	0.29%	Whirlpool Corp., 8.60%, due 05/01/10	(135)

					$(3,262)

(1)	Portfolio pays the fixed rate and receives from the counterparty, par in the event that the underlying bond defaults.
(2)	Portfolio pays the counterparty par in the event that the underlying bond defaults and receives the fixed rate.

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	87

Total Return Bond Portfolio (cont’d)	Portfolio of Investments As of June 30, 2006 (Unaudited)

(w)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

The major asset category of portfolio holdings and other liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2006 were as follows:

U.S. Government Mortgage Backed Obligations	49.9%
Short-Term Investments (including Affiliated Money Market Mutual Fund of 2.6%)	30.1
U.S. Treasury Obligations	19.5
Asset-Backed Securities	6.3
Municipal Bonds	3.5
Collateralized Mortgage Obligations	3.1
Foreign Government Bonds	3.1
Telecommunications	2.1
Automobile Manufacturers	1.1
Hotels, Restaurants & Leisure	1.0
Capital Markets	0.9
Tobacco	0.9
Financial—Bank & Trust	0.5
Financial Services	0.5
Airlines	0.3
Pipelines	0.3

123.1
Securities Sold Short	(10.4)
Other liabilities in excess of other assets	(12.7)

Total	100.0%

See Notes to Financial Statements.

88	THE TARGET PORTFOLIO TRUST

Portfolio of Investments As of June 30, 2006 (Unaudited)	Intermediate-Term Bond Portfolio

MOODY’S RATINGS	PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)

		LONG-TERM INVESTMENTS—68.8%

		U.S. Government Agency Obligations—7.6%
		Federal Farm Credit Bank
	$1,300	3.65%, 03/16/09	$1,242,345
		Federal Home Loan Bank
	900	4.50%, 06/12/13	843,082
	100	4.09%, 02/20/09	96,705
	786	4.25%, 07/30/09	759,248
	1,000	3.00%, 12/28/07	964,747
		Federal Home Loan Mortgage Corp.
	2,800	4.24%, 07/30/09	2,704,467
		Federal National Mortgage Assoc.
	8,400	5.111%, 09/07/06	8,396,531
	3,800	4.25%, 07/30/09	3,669,474

		Total U.S. Government agency obligations (cost $18,760,000)	18,676,599

		U.S. Government Mortgage Backed Obligations—13.3%
		Federal National Mortgage Assoc.
	23,690	5.00%, 10/01/17 - 08/01/24	22,849,685
	12	5.24%, 12/01/30	12,050
	4,778	5.50%, 06/01/33 - 11/01/35	4,593,804
	1,731	6.00%, 11/01/12 - 09/01/17	1,735,049
	140	6.632%, 07/01/25	140,912
	4	9.25%, 01/01/10	3,942
		Government National Mortgage Assoc.
	396	4.375%, 05/20/23 - 06/20/27	396,214
	332	4.50%, 07/20/30	331,235
	188	4.75%, 08/20/26	188,778
	110	5.125%, 10/20/24 - 12/20/26	110,898
	795	5.25%, 03/20/30	793,317
	251	5.375%, 01/20/24 - 02/20/26	251,844
	942	6.00%, 01/15/29 - 07/15/29	936,313
	256	6.50%, 10/15/25 - 06/15/29	259,508
	107	8.00%, 09/20/30 - 07/20/31	113,145

		Total U.S. Government mortgage backed obligations (cost $33,967,322)	32,716,694

		U.S. Treasury Obligations — 17.0%
		United States Treasury Bonds, TIPS
	100	2.00%, 01/15/14	105,277
	100	3.375%, 01/15/07	127,534
	2,500	3.375%, 01/15/12	2,972,229
		United States Treasury Notes
	24,200	3.50%, 12/15/09	22,977,706

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	89

Intermediate-Term Bond Portfolio (cont’d)	Portfolio of Investments As of June 30, 2006 (Unaudited)

MOODY’S RATINGS	PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)

		U.S. Treasury Obligations (cont’d.)
	$3,090	3.875%, 09/15/10	$2,948,537
	2,000	4.125%, 05/15/15	1,857,110
	1,100	4.25%, 08/15/13	1,043,625
	6,400	4.50%, 11/15/10	6,251,501
	3,400	4.625%, 02/29/08	3,369,053

		Total U.S. treasury obligations (cost $42,549,456)	41,652,572

		Corporate Bonds—16.9%

		Airlines—1.0%
		United Air Lines, Inc., Equipment Trust(e)(i)
NR	1,500	Zero Coupon, 02/19/15	780,000
		United Air Lines, Inc., Pass-Thru Cert.(e)(i)
NR	1,700	Zero Coupon, 09/01/08	1,678,750

			2,458,750

		Automobiles—0.7%
		DaimlerChrysler NA Holding Corp., Co.
A3	240	5.486%, 03/07/07(c)	240,042
A3	1,500	5.78%, 09/10/07(c)	1,504,381

			1,744,423

		Cable—0.2%
		CSC Holdings, Inc., Sr. Notes
B2	600	7.25%, 07/15/08	600,750

		Computer Hardware—0.5%
		Hewlett-Packard Co., Notes
A3	1,200	Zero Coupon, 05/22/09	1,200,038

		Diversified Financial Services—3.3%
		General Electric Capital Corp., Notes(c)
Aaa	1,300	5.381%, 03/16/09	1,299,652
		Goldman Sachs Group LP, Notes(c)
Aa3	1,750	5.79%, 06/28/10	1,758,645
		HSBC Finance Corp., Sr. Unsec’d Notes(c)
A1	1,000	5.459%, 09/15/08	1,002,026
		Korea Development Bank, Notes
A3	2,670	4.75%, 07/20/09	2,589,742
		MBNA Europe Funding PLC, Bank Gtd., 144A (United Kingdom)(c)(i)
Baa1	1,400	5.336%, 09/07/07	1,400,459

			8,050,524

See Notes to Financial Statements.

90	THE TARGET PORTFOLIO TRUST

MOODY’S RATINGS	PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)

		Electric Utilities—2.2%
		CMS Energy Corp., Sr. Notes
B1	$600	8.90%, 07/15/08	$624,000
		Dayton Power & Light Co. (The)
Baa1	500	5.125%, 10/01/13	477,708
		Dominion Resources, Inc., Sr. Notes(c)
Baa2	250	3.66%, 11/15/06	248,127
Baa2	1,050	5.79%, 09/28/07	1,050,631
		Nisource Finance Corp., Co., Gtd. Notes(c)
Baa3	400	3.20%, 11/01/06	396,742
Baa3	1,500	5.764%, 11/23/09	1,501,644
		Progress Energy Florida, Inc.(c)
A3	1,100	5.57%, 11/14/08	1,100,744

			5,399,596

		Financial—Bank & Trust—1.2%
		Charter One Bank NA, Sr. Notes
Aa2	1,200	5.158%, 04/26/09	1,199,724
		Export-Import Bank of Korea, Notes
A3	300	6.50%, 11/15/06	300,621
		Riggs Capital Trust, Co., Gtd. Notes
A3	400	8.625%, 12/31/26	421,448
A3	500	8.875%, 03/15/27	530,847
		Royal Bank of Scotland PLC, Notes (United Kingdom)
Aa1	600	5.01%, 04/11/08	600,069

			3,052,709

		Financial Services—3.6%
		Ford Motor Credit Co., Notes(c)
Baa3	300	5.51%, 03/13/07	295,320
Baa3	1,400	6.374%, 03/21/07	1,394,991
		General Motors Acceptance Corp., Notes(c)
Ba1	1,950	5.968%, 01/16/07	1,944,203
		Golden West Financial Corp., Sr. Notes
A1	1,500	5.50%, 08/08/06	1,500,000
		Goldman Sachs Group, Inc., Sr. Notes
Aa3	1,800	5.539%, 06/23/09	1,799,370
		Morgan Stanley, Notes(c)
Aa3	2,000	5.295%, 02/15/07	2,000,970

			8,934,854

		Healthcare Providers & Services—0.1%
		HCA, Inc., Notes
Ba2	150	5.25%, 11/06/08	146,046

		Hotels, Restaurants & Leisure—0.7%
		Caesars Entertainment, Inc., Sr. Notes
Baa3	1,070	8.50%, 11/15/06	1,079,528
		Mandalay Resort Group, Sr. Notes
Ba2	500	6.50%, 07/31/09	490,000

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	91

Intermediate-Term Bond Portfolio (cont’d)	Portfolio of Investments As of June 30, 2006 (Unaudited)

MOODY’S RATINGS	PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)

		Hotels, Restaurants & Leisure (cont’d.)
		Mirage Resorts, Inc., Notes
Ba2	$100	6.75%, 08/01/07	$100,375

			1,669,903

		Industrial Conglomerates—0.4%
		General Electric Capital Corp., Sr. Unsec’d. Notes (Japan)
Aaa	JPY 120,000	1.40%, 11/02/06	1,052,184

		Lodging—0.3%
		Starwood Hotels & Resorts Worldwide, Inc., Gtd. Notes
Ba1	600	7.375%, 05/01/07	603,750

		Media—0.2%
		CSC Holdings, Inc., Sr. Notes
B1	500	7.875%, 12/15/07	506,250

		Oil, Gas & Consumable Fuels—0.3%
		Transcontinental Gas Pipe Line Corp., Notes
Ba2	700	6.348%, 04/15/08 (cost $705,087, purchased 09/27/05)(f)	694,750

		Real Estate Investment Trust—0.2%
		Host Marriott LP, Co., Gtd. Notes
Ba3	350	9.25%, 10/01/07	360,938

		Retail—0.3%
		JC Penney Corp., Inc., Notes
Ba1	500	6.50%, 12/15/07	504,493
Baa3	100	7.375%, 08/15/08	102,851

			607,344

		Telecommunications—1.7%
		France Telecom SA, Notes (France)(i)
A3	2,000	8.50%, 03/01/31	2,406,548
		Qwest Communications International, Inc., Gtd. Notes(c)
B2	600	8.67%, 02/15/09	611,250
		Vodafone Group PLC, Bonds (United Kingdom)
A3	1,200	5.56%, 06/29/07	1,199,626

			4,217,424

		Total corporate bonds (cost $42,459,415)	41,300,233

		Collateralized Mortgage Obligations—10.9%
		American Home Mortgage Investment Trust,
		Series 2004-4,Class 5 A,
Aaa	513	4.44%, 02/25/45(c)	497,242

See Notes to Financial Statements.

92	THE TARGET PORTFOLIO TRUST

MOODY’S RATINGS	PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)

		Collateralized Mortgage Obligations (cont’d.)
		Bank of America Funding Corp.,
		Series 2006-A, Class-1A1,
Aaa	$474	4.622%, 02/20/36	$460,335
		Bank of America Mortgage Securities,
		Series 2002-K, Class 2A1,
AAA(d)	278	5.403%, 10/20/32(c)	277,432
		Bear Stearns Adjustable Rate Mortgage Trust,
		Series 2004-8, Class 11A2,
Aaa	1,627	3.787%, 11/25/34(c)	1,620,421
		Bear Stearns Alternative Loans Trust,
		Series 2003-7, Class 2A2,
Aaa	143	5.603%, 02/25/34(c)	143,292
		Citigroup Mortgage Loan Trust, Inc.
		Series 2006-Ar1, Class 1A1,
Aaa	2,493	4.90%, 03/25/36	2,439,096
		Citigroup Mortgage Loan Trust, Inc.,
		Series 2005-11, Class-A2A,
Aaa	476	4.70%, 12/25/35	465,887
		Countrywide Alternative Loan Trust,
		Series 2003-J3, Class 2A1,
AAA(d)	283	6.25%, 12/25/33	280,999
		Countrywide Home Loan Mortgage Pass Through Trust,
		Series 2003-R4, Class 2A,
Aaa	264	6.50%, 01/25/34 (cost $276,530, purchased 12/1/03)(f)	266,373
		Countrywide Home Loan Mortgage Pass Through Trust,
		Series 2004-25, Class 1A1,
Aaa	2,391	5.653%, 02/25/35(c)	2,400,153
		Credit Suisse First Boston Mortgage Securities Corp.,
		Series 2005-C6 Class-A1,
Aaa	376	4.938%, 12/15/40	370,125
		CS First Boston Mortgage Securities Corp,
		Series 2003-8, Class 5A1,
Aaa	88	6.50%, 04/25/33	87,716
		Federal Home Loan Mortgage Corp.,
		Series 2692 ,Class YB
Aaa	948	3.50%, 05/15/16	926,328
		Series 2772, Class NQ
Aaa	1,048	4.50%, 12/15/13	1,030,923
		Series-2828 ,Class EN
Aaa	2,000	4.50%, 10/15/23	1,952,066
		Series-2912 ,Class ML
Aaa	1,430	4.50%, 12/15/20	1,416,293
		Series 2844, Class PQ
Aaa	100	5.00%, 05/15/23	98,810
		Series 2892, Class BI
Aaa	884	5.00%, 01/15/18	868,621
		Federal National Mortgage Assoc.,
		Series 2004-41, Class PB
Aaa	242	3.50%, 04/25/17	239,771

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	93

Intermediate-Term Bond Portfolio (cont’d)	Portfolio of Investments As of June 30, 2006 (Unaudited)

MOODY’S RATINGS	PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)

		Collateralized Mortgage Obligations (cont’d.)
		Series 83 ,Class PB
Aaa	$1,207	3.50%, 09/25/16	$1,176,021
		Series 2003-83 , Class A
Aaa	425	4.25%, 04/25/28	416,551
		FHLMC Structured Pass Through Securities,
		7 Series T-59, Class 1A2,
NR	520	7.00%, 10/25/43	530,683
		GE Capital Commerical Mortgage Corp.(c)
		Series 2002-3A, Class A1,
AAA(d)	435	4.229%, 12/10/37	420,497
		Government National Mortgage Assoc.,
		Series 2000-9, Class FH
Aaa	254	5.708%, 02/16/30	256,936
		Series 2000-9, Class FG
Aaa	167	5.808%, 02/16/30	168,889
		Series 2000-11, Class PH
Aaa	511	7.50%, 02/20/30	527,137
		Series 1995-2, Class KQ
Aaa	125	8.50%, 03/20/25	130,650
		Greenpoint Mortgage Funding Trust,
		Series 2005-AR2, Class A1,
Aaa	1,282	5.553%, 06/25/45	1,282,780
		GS Mortgage Securities Corp II,
		Series 2001-1285, Class A1,
Aaa	609	6.044%, 08/15/18 (cost $653,836, purchased 10/9/02)(f)	616,218
		GSR Mortgage Loan Trust,
		Series 2005-ARG, Class 2A1,
Aaa	705	4.54%, 09/25/35	686,201
		Sequoia Mortgage Trust,
		Series 10, Class 2A1,
Aaa	1,695	5.647%, 10/20/27(c)	1,696,992
		Structured Asset Mortgage Investments, Inc. Series 2006-AR3, Class 12A1
Aaa	599	5.543%, 09/25/35	600,390
		Structured Asset Securities Corp,
		Series 2001-21A, Class 1A1,
Aaa	255	6.25%, 01/25/32	254,071
		Superannuation Members Home Loans Global Fund,
		Series 1A, Class A2, 5.584%,
Aaa	2	06/15/26(c)(i)	1,778
		Washington Mutual, Inc.,
		Series 2002-AR9, Class 1A
Aaa	96	5.41%, 08/25/42	96,147
		Series 2002-AR6, Class A
Aaa	2,014	5.543%, 06/25/42	2,018,704

		Total collateralized mortgage obligations (cost $26,909,157)	26,722,528

See Notes to Financial Statements.

94	THE TARGET PORTFOLIO TRUST

MOODY’S RATINGS	PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)

		Foreign Government Bonds—2.7%
		Federal Republic of Brazil
Ba3	$40	7.125%, 01/20/37	$37,900
		Federal Republic of Italy
Aa2	JPY 213,000	0.375%, 10/10/06	1,862,027
		Republic of Italy (Italy)
Aa2	JPY 218,000	3.80%, 03/27/08	2,002,169
		Republic of Panama
NR	1,500	9.375%, 04/01/29	1,774,725
		Republic of South Africa
Baa1	750	9.125%, 05/19/09	804,375

		Total foreign government bonds (cost $6,236,838)	6,481,196

		Municipal Bonds—0.4%
		City & County of Honolulu HI(c)
Aaa	1,000	4.75%, 07/01/28 (cost $844,923)	991,910

	Units
		Warrants*
	2,500,000	Mexican Value Recovery Rights Ser. D expiring 06/30/2007 (cost $250)	66,250

	Principal Amount (000)#
		Asset-Backed Securities
		First Franklin Mortgage Loan Asset Backed Certificates
		Series 2003-FF-5, Class A2
Aaa	$25	5.731%, 03/25/34	24,423
		Residential Asset Mortgage Products, Inc.,
		Series 2003-RS11-5,Class A11B
Aaa	21	5.563%, 12/25/33	21,269

		Total asset-backed securities (cost $45,763)	45,692

		Total long-term investments (cost $171,773,124)	168,653,674

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	95

Intermediate-Term Bond Portfolio (cont’d)	Portfolio of Investments As of June 30, 2006 (Unaudited)

MOODY’S RATINGS	PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)

		SHORT-TERM INVESTMENTS—34.7%
		Commercial Paper—20.8%
		Bank of America
	$1,100	5.33%, 09/21/06	$1,086,807
		Bank of Ireland
	2,100	5.10%, 08/23/06	2,084,146
		BNP Paribas Fin. Disc. Note
	6,800	5.079%, 08/22/06	6,749,944
		Danske Corp. Disc. Note
	2,800	5.08%, 08/24/06	2,778,569
		Danske Corp.
	2,900	5.28%, 07/17/06	2,894,045
		Dexia Delaware LLC
	5,700	5.275%, 07/06/06	5,697,494
		Dexia Delaware LLC
	1,600	5.08%, 08/07/06	1,592,020
		Rabobank USA
	4,700	5.25%, 07/03/06	4,700,000
		Societe Generale
	1,000	5.00%, 08/24/06	992,346
	1,900	5.25%, 07/05/06	1,899,446
		Societe Generale Disc. Note
	1,000	5.05%, 08/16/06	993,581
	1,400	5.055%, 08/15/06	1,391,254
	2,100	5.26%, 07/03/06	2,100,000
		Total Fina Elf SA
	6,700	5.27%, 07/03/06	6,700,000
		UBS Finance
	1,900	4.99%, 08/22/06	1,886,014
	1,600	5.27%, 07/03/06	1,600,000
		UBS Finance LLC Disc. Note
	3,900	5.08%, 08/21/06	3,872,025
		Westpac Banking Corp.
	2,000	4.97%, 07/21/06	1,994,960

		Total commercial paper (cost $51,019,416)	51,012,651

		Foreign Treasury Obligations(n)—9.4%
		French Treasury Bill
	50	2.59%, 07/13/06	63,901
	6,180	2.79%, 09/14/06	7,859,476
	5,620	2.84%, 10/12/06	7,130,757
		German Treasury Bill
	190	2.71%, 08/16/06	242,230
	6,050	2.86%, 10/18/06	7,673,641

		Total foreign treasury obligations (cost $22,406,160)	22,970,005

See Notes to Financial Statements.

96	THE TARGET PORTFOLIO TRUST

PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)

	U.S. Government Agency Obligations—2.5%
$6,200	Federal National Mortgage Assoc. 5.14%, 08/01/06 (cost $6,174,329)	$6,174,329

	U.S. Treasury Obligations—0.3%
	United States Treasury Bills
250	4.795%, 09/14/06	247,597
525	4.805%, 09/14/06	519,955

	Total U.S. treasury obligations (cost $767,454)	767,552

Shares

	Affiliated Money Market Mutual Fund—1.7%
4,172,942	Dryden Core Investment Fund—Taxable Money Market Series (cost $4,172,942; Note 3)(w)	4,172,942

Notional Amount#	OUTSTANDING OPTIONS PURCHASED*

	Call Options
	Swap Option on 3 Month LIBOR
520	expiring 10/04/06 @ 4.50%	—
	Swap Option on 3 Month LIBOR
1,510	expiring 10/18/06 @ 4.50%	15

	Total outstanding options purchased (cost $92,205)	15

	Total short-term investments (cost $84,632,506)	85,097,494

	Total Investments, Before Outstanding Options Written and Securities Sold Short—103.5% (cost $256,405,630; Note 5)	253,751,168

Principal Amount (000)#	SECURITIES SOLD SHORT—(2.8)%

	U.S. Government Agency Obligation
	Federal National Mortgage Assoc.
7,000	Zero coupon, 07/15/18 (proceeds received $6,781,250)	(6,739,684)

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	97

Intermediate-Term Bond Portfolio (cont’d)	Portfolio of Investments As of June 30, 2006 (Unaudited)

NOTIONAL AMOUNT#	DESCRIPTION	VALUE (NOTE 1)

	OUTSTANDING OPTION WRITTEN*

	Call Options
	Swap Option on 3 Month LIBOR
$2,200,000	expiring 10/04/06 @ 4.54%	$(2)
	Swap Option on 3 Month LIBOR
6,500,000	expiring 10/18/06 @ 4.56%	(33)

	Total outstanding options written (premium received $(91,094))	(35)

	Total Investments, Net of Outstanding Options Written and Securities Sold Short—100.7%	247,011,449
	Other liabilities in excess of other assets(x)—(0.7)%	(1,793,720)

	Net Assets—100%	$245,217,729

The following abbreviations are used in portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.

NR—Not Rated by Moodys or Standard & Poor’s

TIPS—Treasury Inflation Protected Securities

JPY—Japanese Yen

*	Non-income producing.
#	Principal amount is denoted in U. S. dollars unless otherwise indicated.
(c)	Indicates a variable rate security.
(d)	Standard & Poor’s rating.
(e)	Issuer in bankruptcy
(f)	Private Placement restricted as to resale and does not have a readily available market. The aggregate cost of such securities is $1,635,453. The aggregate value of $1,561,513 is approximately 0.6% of net assets.
(i)	Represents issuer in default on interest payments. Non-income producing security.
(n)	Rates shown are the effective yields at purchase date.
(w)	Prudential Investments LLC, the manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(x)	Other liabilities in excess of other assets includes net unrealized appreciation (depreciation) on futures contracts, foreign currency exchange contracts, credit default swaps and interest rates swaps as follows:

Open future contracts outstanding at June 30, 2006:

Number of Contracts	Type	Expiration Month	Value at June 30, 2006	Value at Trade Date	Unrealized (Depreciation)
	Long Positions:
664	90 Day Euro Dollar	Sep. 2006	$156,737,200	$158,572,069	$(1,834,869)
14	90 Day Euro Dollar	Sep. 2006	3,304,174	3,309,774	(5,600)
425	5 Year U.S. Treasury Notes	Sep. 2006	43,947,657	44,187,579	(239,922)
49	30 Year U.S. Treasury Bonds	Sep. 2006	2,559,750	2,565,000	(5,250)

					$(2,085,641)

See Notes to Financial Statements.

98	THE TARGET PORTFOLIO TRUST

Forward foreign currency exchange contracts outstanding at June 30, 2006:

Purchase Contract	Contracts to Receive	In Exchange For	Contracts at Value	Unrealized Depreciation
Euros, expiring 07/31/06	EUR 1,364,000	$1,754,002	$1,748,640	$(5,362)

Sale Contracts	Contracts to Deliver	In Exchange For	Contracts at Value	Unrealized Depreciation
Euros,
expiring 07/31/06	EUR 5,974,000	$7,618,536	$7,658,632	$(40,096)
expiring 07/31/06	EUR 188,000	235,676	241,015	(5,339)
expiring 07/31/06	EUR 8,851,000	10,980,418	11,346,929	(366,511)
expiring 09/29/06	EUR 4,000,000	5,074,752	5,147,792	(73,040)

		$23,909,382	$24,394,368	$(484,986)

Interest rate swap agreements outstanding at June 30, 2006:

Counterparty	Termination Date	Notional Amount	Fixed Rate	Floating Rate	Unrealized (Depreciation)
Goldman Sachs & Co.(1)	12/20/16	$4,000,000	5.00%	3 Month LIBOR	$(71,275)
JP Morgan(1)	12/20/11	$8,100,000	5.00%	3 Month LIBOR	(87,745)
UBS AG(1)	12/20/11	$14,600,000	5.00%	3 Month LIBOR	(154,779)
Barclays Bank PLC(1)	12/20/08	$11,600,000	5.00%	3 Month LIBOR	(21,382)
Lehman Brothers(1)	12/20/08	$33,400,000	5.00%	3 Month LIBOR	(61,565)
Morgan Stanley & Co.(1)	12/20/08	$18,500,000	5.00%	3 Month LIBOR	(34,101)

					$(430,847)

(1)	Portfolio pays the floating rate and receives the fixed rate.

Credit default swap agreements outstanding at June 30, 2006:

Counterparty	Termination Date	Notional Amount	Fixed Rate	Underlying Bond	Unrealized Appreciation
Morgan Stanley & Co.(1)	9/20/06	$500,000	1.70%	General Motors Acceptance Corp., 6.875%, due 8/28/12	$499
Bear Stearns (1)	9/20/06	$1,300,000	1.75%	General Motors Acceptance Corp., 6.875%, due 8/28/12	2,103
Morgan Stanley & Co.(1)	9/20/06	$300,000	1.80%	General Motors Acceptance Corp., 6.875%, due 8/28/12	379

					$2,981

(1)	Portfolio pays the counterparty par in the event that the underlying bond defaults and receives the fixed rate.

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	99

Intermediate-Term Bond Portfolio (cont’d)	Portfolio of Investments As of June 30, 2006 (Unaudited)

The industry classification of portfolio holdings and other liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2006 were as follows:

Commercial Paper	20.8%
U.S. Treasury Obligations	17.3
Corporate Bonds	16.9
U.S. Government Mortgage Backed Obligations	13.3
Collateralized Mortgage Obligations	10.9
U.S. Government Agency Obligations	10.1
Foreign Treasury Obligations	9.4
Foreign Government Bonds	2.7
Affiliated Money Market Mutual Fund	1.7
Municipal Bonds	0.4

103.5
Securities Sold Short	(2.8)
Other liabilities in excess of other assets	(0.7)

Total	100.0%

See Notes to Financial Statements.

100	THE TARGET PORTFOLIO TRUST

Portfolio of Investments As of June 30, 2006 (Unaudited)	Mortgage Backed Securities Portfolio

PRINCIPAL AMOUNT (000)		DESCRIPTION	VALUE (NOTE 1)

		LONG - TERM INVESTMENTS—123.5%

		U.S. Government Mortgage Backed Obligations —69.3%
		Federal Home Loan Mortgage Corp.,
$1,220		4.809%, 09/01/35	$1,163,863
7,569		5.00%, 07/01/35 - 10/01/35	7,073,270
4,438		6.00%, 03/01/14 - 09/01/24	4,420,919
251		6.50%, 01/01/18 - 06/01/22	254,161
60		7.50%, 03/01/08 - 06/01/28	61,290
—	(a)	8.25%, 10/01/07	100
2		8.25%, 05/01/08	2,090
17		8.50%, 12/01/07 - 07/01/21	18,154
5		8.75%, 12/01/08	5,255
36		9.00%, 06/01/09 - 03/01/11	37,212
28		11.50%, 03/01/16	30,397
		Federal National Mortgage Assoc.,
2,416		4.50%, 03/01/35	2,188,887
6,709		5.00%, 11/01/18 - 08/01/35	6,328,327
1,896		5.00%, 08/01/35(k)	1,773,558
10,390		5.50%, 05/01/33 - 06/01/34	10,022,321
853		5.78%, 11/01/11	852,439
3,192		6.00%, 09/01/14 - 01/01/33	3,158,511
53		6.047%, 03/01/12	53,757
2,244		6.50%, 03/01/16 - 09/01/34	2,268,876
10		6.815%, 10/01/07	10,007
4,343		7.00%, 09/01/11 - 02/01/36	4,442,276
59		8.00%, 09/01/22 - 12/01/22	62,513
—	(a)	8.00%, 03/01/07 - 06/01/07	210
5		8.50%, 01/01/07	4,623
10		9.75%, 08/01/10 - 11/01/16	10,729
		Government National Mortgage Assoc.,
694		4.50%, 09/15/33 - 10/15/33	637,228
1,423		6.00%, 05/15/24 - 12/15/34	1,416,072
2,693		6.50%, 05/15/23 - 02/15/35	2,729,016
2,430		7.00%, 11/15/31 - 03/15/36	2,505,815
72		7.50%, 09/15/11 - 12/20/23	73,874
—	(a)	7.50%, 03/15/07	304
689		8.00%, 01/15/08 - 11/15/30	729,223
—	(a)	8.00%, 05/15/30	704
57		8.25%, 06/20/17 - 07/20/17	60,033
58		8.50%, 04/20/17	61,331
100		9.00%, 09/15/08 - 01/15/20	105,067
52		9.50%, 08/15/09 - 09/15/17	54,895
—	(a)	9.50%, 06/15/20	1,081
10		13.50%, 05/15/11	10,579
20		14.00%, 06/15/11	22,602

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	101

Mortgage Backed Securities Portfolio (cont’d)	Portfolio of Investments As of June 30, 2006 (Unaudited)

PRINCIPAL AMOUNT (000)	DESCRIPTION	VALUE (NOTE 1)

	U.S. Government Mortgage Backed Obligations (cont’d.)
$14	16.00%, 05/15/12	$16,510

	Total U.S. Government mortgage backed obligations (cost $54,455,530)	52,668,079

	Collateralized Mortgage Obligations—30.1%
	Bank of America Mortgage Securities, Series 2004, Class J - 2A1(c)
410	4.79%, 11/25/34	399,840
	Bear Stearns Commercial Mortgage Securities Corp., Series 2000 - WF2, Class A2
750	7.32%, 10/15/32	789,342
	Chase Commercial Mortgage Securities Corp., Series 1998-1, Class A2
214	6.56%, 05/18/30	216,188
	Citigroup Mortgage Loan Trust, Inc., Series 2006 - AR1, Class 3A1(c)
480	5.50%, 03/25/36	474,287
	Countrywide Alternative Loan Trust, Series 2005-85CB, Class 2A2
1,897	5.50%, 02/25/36	1,873,283
	Federal Home Loan Mortgage Corp., Series 2852, Class VI - IO
2,000	5.00%, 06/15/24	204,309
	Federal Home Loan Mortgage Corp., Series 2915, Class K1 - IO
1,279	5.00%, 06/15/24	103,812
	Federal Home Loan Mortgage Corp., Pass Through Securities, Series T-42, Class A-5
315	7.50%, 02/25/42	323,740
	Federal Home Loan Mortgage Corp., Series 1058, Class H
15	8.00%, 04/15/21	15,865
	Federal Home Loan Mortgage Corp., Series 1116, Class I
14	5.50%, 08/15/21	13,900
	Federal Home Loan Mortgage Corp., Series 1120, Class L
62	8.00%, 07/15/21	62,376
	Federal Home Loan Mortgage Corp., Series 1176, Class H
36	8.00%, 12/15/06	35,605
	Federal Home Loan Mortgage Corp., Series 1630, Class PJ
706	6.00%, 05/15/23	705,850
	Federal Home Loan Mortgage Corp., Series 186, Class E
56	6.00%, 08/15/21	55,342
	Federal Home Loan Mortgage Corp., Series 2627, Class BG
1,469	3.25%, 06/15/17	1,367,805
	Federal Home Loan Mortgage Corp., Series 2809, Class UC
425	4.00%, 06/15/19	370,043
	Federal Home Loan Mortgage Corp., Series 83, Class Z
7	9.00%, 10/15/20	6,698

See Notes to Financial Statements.

102	THE TARGET PORTFOLIO TRUST

PRINCIPAL AMOUNT (000)	DESCRIPTION	VALUE (NOTE 1)

	Collateralized Mortgage Obligations (cont’d.)
	Federal Home Loan Mortgage Corp., Series G92-59, Class D
$34	6.00%, 10/15/20	$33,830
	Federal National Mortgage Assoc., Series 1990-10, Class L
8	8.50%, 02/25/20	8,068
	Federal National Mortgage Assoc., Series 1990-108, Class G
23	7.00%, 09/25/20	23,713
	Federal National Mortgage Assoc., Series 1991-21, Class J
24	7.00%, 03/25/21	24,275
	Federal National Mortgage Assoc., Series 1992-113, Class Z
47	7.50%, 07/25/22	49,210
	Federal National Mortgage Assoc., Series 1992-61, Class ZB
22	7.50%, 05/25/07	21,840
	Federal National Mortgage Assoc., Series 1993-223, Class ZA
276	6.50%, 12/25/23	279,944
	Federal National Mortgage Assoc., Series 1993-41, Class H - IO
86	7.00%, 03/25/23	1,664
	Federal National Mortgage Assoc., Series 1998-19, Class J
21	8.50%, 07/25/18	21,712
	Federal National Mortgage Assoc., Series 1998-M4, Class C
105	6.53%, 05/25/30	105,451
	Federal National Mortgage Assoc., Series 2001-51, Class QN
676	6.00%, 10/25/16	679,081
	Federal National Mortgage Assoc., Series 2003-33, Class PT
275	4.50%, 05/25/33	260,272
	Federal National Mortgage Assoc., Series 56, Class 1
23	6.00%, 04/01/19	23,222
	Federal National Mortgage Assoc., Series G-14, Class L
27	8.50%, 06/25/21	27,606
	Federal National Mortgage Assoc., Series G92-24, Class Z
29	6.50%, 04/25/22	29,376
	Federal National Mortgage Assoc., Series G92-59, Class D
147	6.00%, 10/25/22	147,633
	Federal National Mortgage Assoc., Series G94-4, Class PG
317	8.00%, 05/25/24	338,835
	First Boston Mortgage Securities Corp., Series B, Class IO
63	8.99%, 04/25/17	15,031
	First Boston Mortgage Securities Corp., Series B, Class PO
63	Zero, 04/25/17	53,733
	Government National Mortgage Assoc., Series 2005-74, Class HA
887	7.50%, 09/16/35	923,531
	Government National Mortgage Assoc., Series 2005-74, Class HB
939	7.50%, 09/16/35	969,968
	Government National Mortgage Assoc., Series 2005-74, Class HC
355	7.50%, 09/16/35	369,413
	GSR Mortgage Loan Trust, Series 2006-R2, Class 3A1(c)
1,164	5.78%, 04/25/36	1,158,122
	GSR Mortgage Loan Trust, Series 2005-AR2, Class 1A2(c)
466	4.62%, 04/25/35	459,029

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	103

Mortgage Backed Securities Portfolio (cont’d)	Portfolio of Investments As of June 30, 2006 (Unaudited)

PRINCIPAL AMOUNT (000)	DESCRIPTION	VALUE (NOTE 1)

	Collateralized Mortgage Obligation (cont’d.)
	Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4(c)
$500	5.84%, 05/12/39	$494,851
	Morgan Stanley Dean Witter Capital I, Series 200-LIF2, Class A2
750	7.20%, 10/15/33	784,644
	Morgan Stanley Dean Witter Capital I, Series 2001-TOP3, Class A4
1,000	6.39%, 07/15/33	1,024,620
	Morgan Stanley Mortgage Loan Trust, Series 2004-5AR, Class 3A4(c)
866	4.44%, 07/25/34	846,432
	Nomura Asset Securities Corp., Series 1998-D6, Class A1C
1,000	6.69%, 03/15/30	1,042,271
	Residential Asset Securitization Trust, Series 2004-A3 Class A7
750	5.25%, 06/25/34	689,679
	Residential Asset Securitization Trust, Series 2005-AR13, Class A1(c)
1,722	5.50%, 07/25/35	1,616,848
	Salomon Brothers Mortgage Securities, Series 1986-1, Class A
30	6.00%, 12/25/11	30,288
	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR13, Class A1(c)
1,500	5.31%, 05/25/35	1,439,547
	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR5, Class 2A1(c)
1,456	5.55%, 04/25/36	1,440,799
	Wells Fargo Mortgage Backed Securities Trust, Series 2006-R8, Class 2A1(c)
388	5.24%, 04/28/36	384,328

	Total collateralized mortgage obligations (cost $22,883,750)	22,837,151

	U.S. Government Agency Obligation—24.1%
	Federal National Mortgage Assoc.
10,137	4.50%, 07/01/21-07/01/33	9,456,927
3,500	5.50%, 07/01/36	3,361,092
1,465	6.00%, 07/01/21	1,470,037
2,500	6.50%, 07/01/36	2,512,500
1,500	6.00%, TBA	1,476,093

	Total U.S. Government agency obligations (cost $18,319,208)	18,276,649

	Total long-term investments (cost $95,658,488)	93,781,879

Shares	SHORT-TERM INVESTMENTS—16.7%

	Affiliated Money Market Mutual Fund
20,565	Dryden Core Investment Fund—Taxable Money Market Series(w) (cost $20,565; Note 3)	$20,565

See Notes to Financial Statements.

104	THE TARGET PORTFOLIO TRUST

PRINCIPAL AMOUNT (000)	DESCRIPTION	VALUE (NOTE 1)

	Repurchase Agreement —16.7%
$12,700	Morgan Triparty Mortgage, 5.25%, dated 06/30/06, due 07/03/06 in the amount of $12,705,556 (cost $12,700,000; collateralized by $13,070,000 Federal Home Loan Mortgage Corp.; 5.00%, 07/08/48, value of the collateral including accrued interest was $13,214,453)	$12,700,000

Contracts	OUTSTANDING OPTIONS PURCHASED

	Call Options
	Swap Options on 10 year Federal National Mortgage Asssoc.
55	expiring 06/06/07 @5.69%	11,385

	Put Options
	Swap Options on 10 year Federal National Mortgage Asssoc.
55	expiring 06/06/07 @5.69%	13,475

	Total outstanding options purchased (cost $25,465)	24,860

	Total short-term investments (cost $12,746,030)	12,745,425

	Total Investments, Before Securities Sold Short—140.2% (cost $108,404,518; Note 5)	106,527,304

Principal Amount (000)	SECURITIES SOLD SHORT—(24.6)%

	U.S. Government Agency Obligations
	Federal Home Loan Mortgage Corp.
$1,750	5.00%, TBA	(1,633,516)
	Federal National Mortgage Assoc.
7,000	4.50%, TBA	(6,612,816)
2,750	5.00%, TBA	(2,647,733)
4,250	7.00%, TBA	(4,346,951)
	Government National Mortgage Assoc.
900	5.50%, TBA	(872,156)
2,500	7.00%, TBA	(2,577,345)

	Total securities sold short (proceeds $18,708,551)	(18,690,517)

	Total Investments, Net of Securities Sold Short—115.6%	87,836,787
	Other liabilities in excess of other assets (u)—(15.6)%	(11,860,698)

	Net Assets—100%	$75,976,089

The following abbreviations are used in portfolio descriptions:

TBA—To Be Announced

(a)	Less than $500 par.
(c)	Indicates a variable rate security.
(k)	Securities segregated as collateral for futures contracts.

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	105

Mortgage Backed Securities Portfolio (cont’d)	Portfolio of Investments As of June 30, 2006 (Unaudited)

(u)	Other liabilities in excess of other assets includes net unrealized appreciation (depreciation) on futures contracts, swaps and reverse repurchase agreements as follows:

Open futures contracts outstanding at June 30, 2006:

Number of Contracts	Type	Expiration Month	Value at June 30, 2006	Value at Trade Date	Unrealized Appreciation (Depreciation)
	Long Positions:
40	5 Year U.S. Treasury Notes	Sep. 2006	$4,136,250	$4,128,343	$7,907
49	10 Year U.S. Treasury Notes	Sep. 2006	5,138,109	5,175,766	(37,657)

					$(29,750)

Credit default swap agreements outstanding at June 30, 2006:

Counterparty	Termination Date	Notional Amount	Fixed Rate	Underlying Bond	Unrealized Appreciation (Depreciation)
Goldman Sachs(1)	12/20/10	$3,000,000	0.13%	FNMA 4.375%	$8,160
Goldman Sachs(2)	12/20/10	3,000,000	0.26%	FNMA 6.25%	(13,470)

					$(5,310)

(1)	Portfolio sold credit default protection to the counterparty in the event that the underlying bond defaults.
(2)	Portfolio bought credit default protection from the counterparty in the event that the underlying bond defaults.

Reverse Repurchase Agreements outstanding at June 30, 2006:

Broker	Interest Rate	Trade Date	Value at June 30, 2006	Maturity Date	Cost
Goldman Sachs	5.17%	6/13/06	$13,667,000	7/13/2006	$13,667,000
Goldman Sachs	5.24%	6/21/06	3,987,000	7/20/2006	3,987,000

			$17,654,000		$17,654,000

(w)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

The major asset category classification of portfolio holdings and other liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2006:

U.S. Government Mortgage Backed Obligations	69.3%
Collateralized Mortgage Obligations	30.1
U.S. Government Agency Obligation	24.1
Short-Term Investments (including Affiliated Money Market Mutual Fund of less than 0.01%)	16.7

140.2
Securities Sold Short	(24.6)
Other liabilities in excess of other assets	(15.6)

Total	100.0%

See Notes to Financial Statements.

106	THE TARGET PORTFOLIO TRUST

Portfolio of Investments As of June 30, 2006 (Unaudited)	U.S. Government Money Market Portfolio

PRINCIPAL AMOUNT (000)	DESCRIPTION	VALUE (NOTE 1)

	Federal Home Loan Bank—8.3%
$320	2.10%, 07/21/06	$319,676
1,000	3.25%, 07/21/06	999,649
855	3.875%, 09/12/06	853,913
1,000	4.015%, 08/01/06	1,000,000
950	5.375%, 02/15/07	953,403

		4,126,641

	Federal Home Loan Mortgage Association—4.8%
1,300	3.00%, 09/29/06	1,292,093
499	3.00%, 03/28/07	491,598
615	3.05%, 01/19/07	606,456

		2,390,147

	Federal National Mortgage Association—8.0%
1,000	3.25%, 07/31/06	999,515
1,000	4.00%, 08/08/06	999,741
1,000	4.00%, 02/22/07	993,810
1,000	5.25%, 04/27/07	958,526

		3,951,592

	Repurchase Agreements—79.1%
10,000	Deutsche, 5.20% dated 06/30/06, due 07/03/06 in the amount of $10,004,333 (cost $10,000,000; collateralized by $10,889,015 Federal Home Loan Mortgage Corp.; 5.50%, 01/03/36, value of the collateral including accrued interest was $10,200,001)	10,000,000
9,600	Goldman Sachs, 5.28% dated 06/30/06, due 07/03/06 in the amount of $9,604,224 (cost $9,600,000; collateralized by $1,388,716 Federal National Conventional Loan; 4.50%, 01/01/19, value of the collateral including accrued interest was $ 901,829 and collateralized by $9,154,687 Federal National Conventional Loan; 6.50%, 01/02/36, value of the collateral including accrued interest was $8,890,171)	9,600,000
9,900	Morgan Stanley, 5.250% dated 06/30/06, due 07/03/06 in the amount of $9,904,331 (cost $9,900,000; collateralized by $10,765,000 Federal Home Loan Bank; 4.50%, 09/16/13, value of the collateral including accrued interest was $10,242,252)	9,900,000

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	107

U.S. Government Money Market Portfolio (cont’d)	Portfolio of Investments As of June 30, 2006 (Unaudited)

PRINCIPAL AMOUNT (000)	DESCRIPTION	VALUE (NOTE 1)
	Repurchase Agreements (cont’d.)
$9,700

UBS Securities, 5.23% dated 06/30/06, due 07/03/06 in the amount of $9,704,228 (cost $ 9,700,000; collateralized by $4,603,110 Federal Home Loan Mortgage Corp.; 6.50% , 05/01/36, value of collateral including accrued interest was $4,554,483; collateralized by $3,765,000 Federal Home Loan Mortgage Corp.; 6.50%, 06/01/36, value of the collateral including accrued interest was $3,801,657; collateralized by $8,958,341 Federal Home Loan Mortgage Corp.; 7.50%, 08/01/30, value of the collateral including accrued interest was $1,163,451; collateralized by $8,982,710 Federal Home Loan Mortgage Corp.; 7.50%, 11/01/28, value of the collateral including interest was $379,231)

		$9,700,000

	Total repurchase agreements (cost $39,200,000)	39,200,000

Shares

	Affiliated Money Market Mutual Fund
17,151	Dryden Core Investment Fund—Taxable Money Market Series(w) (cost $17,151; Note 3)	17,151

	Total Investments—100.2% (amortized cost $49,685,531)(h)	49,685,531
	Liabilities in excess of other assets—(0.2)%	(114,526)

	Net Assets—100%	$49,571,005

(h)	Federal income tax basis is the same as for financial reporting purposes.
(w)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2006 were as follows:

Repurchase Agreements	79.1%
Federal Home Loan Bank	8.3
Federal Home Loan Mortgage Association	4.8
Federal National Mortgage Association	8.0

100.2
Liabilities in excess of other assets	(0.2)

Total	100.0%

See Notes to Financial Statements.

108	THE TARGET PORTFOLIO TRUST

Statement of Assets and Liabilities June 30, 2006 (Unaudited)

	LARGE CAPITALIZATION GROWTH PORTFOLIO	LARGE CAPITALIZATION VALUE PORTFOLIO	SMALL CAPITALIZATION GROWTH PORTFOLIO

ASSETS
Investments, at value:
Unaffiliated investments(A)	$284,286,969	$361,480,077	$134,382,172
Affiliated investments(B)	1,311,621	1,774,415	4,843,423
Repurchase agreement(C)	—	—	—
Cash	92,333	—	329,721
Foreign currency, at value(D)	—	—	—
Receivable for Fund shares sold	238,817	227,309	121,612
Dividends and interest receivable	240,055	622,662	47,181
Prepaid expenses and other assets	9,830	15,000	5,284
Receivable for investments sold	12,433,482	18,327,725	1,302,659
Receivable for foreign tax reclaim	—	—	—
Due from broker for variation margin	—	—	—
Premium for swaps purchased	—	—	—
Unrealized appreciation on swaps	—	—	—
Unrealized appreciation on forward currency contracts	—	—	—
Total assets	298,613,107	382,447,188	141,032,052

LIABILITIES
Payable for Fund shares reacquired	303,927	376,945	101,547
Payable for investments purchased	5,285,236	17,411,162	1,917,011
Accrued expenses and other liabilities	300,747	327,836	253,430
Management fee payable	142,234	176,534	71,594
Transfer agent fee payable	110,100	94,730	83,887
Deferred trustees’ fees	—	—	—
Payable to custodian	—	518,640	—
Dividends payable	—	—	—
Due to broker for variation margin	—	—	—
Outstanding options written(E)	—	—	—
Premium for swaps written	—	—	—
Unrealized depreciation on swaps	—	—	—
Unrealized depreciation on forward currency contracts	—	—	—
Securities sold short, at value(F)	—	—	—
Total liabilities	6,142,244	18,905,847	2,427,469

NET ASSETS	$292,470,863	$363,541,341	$138,604,583
Net assets were comprised of: Shares of beneficial interest, at par	$20,251	$24,724	$11,909
Paid-in capital, in excess of par	260,893,737	301,041,896	148,273,076
	260,913,988	301,066,620	148,284,985
Undistributed net investment income (loss)	621,984	3,286,994	(409,694)
Accumulated net realized gains (losses)	6,767,918	8,061,882	(28,899,227)
Net unrealized appreciation (depreciation)	24,166,973	51,125,845	19,628,519
Net assets, June 30, 2006	$292,470,863	$363,541,341	$138,604,583
Shares of beneficial interest issued and outstanding	20,251,168	24,724,262	11,909,385
Net asset value, offering price and redemption price per share	$14.44	$14.70	$11.64
(A) Identified cost of unaffiliated investments	$260,119,996	$310,354,232	$114,753,653
(B) Identified cost of affiliated investments	$1,311,621	$1,774,415	$4,843,423
(C) Identified cost of repurchase agreements	$—	$—	$—
(D) Identified cost of currency	$—	$—	$—
(E) Premiums received from options written	$—	$—	$—
(F) Proceeds received from short sales	$—	$—	$—

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	109

Statement of Assets and Liabilities June 30, 2006 (Unaudited) (cont’d)

	SMALL CAPITALIZATION VALUE PORTFOLIO	INTERNATIONAL EQUITY PORTFOLIO	INTERNATIONAL BOND PORTFOLIO

ASSETS
Investments, at value:
Unaffiliated investments(A)	$278,959,941	$239,211,960	$54,465,673
Affiliated investments(B)	8,984,908	1,904,720	637,826
Repurchase agreement(C)	—	—	—
Cash	342,107	—	—
Foreign currency, at value(D)	—	3,034,586	318,048
Receivable for Fund shares sold	241,025	179,605	59,030
Dividends and interest receivable	335,264	585,212	955,315
Prepaid expenses and other assets	6,601	4,740	748
Receivable for investments sold	2,521,495	787,035	6,413,775
Receivable for foreign tax reclaim	—	456,225	—
Due from broker for variation margin	15,150	—	26,849
Premium for swaps purchased	—	—	—
Unrealized appreciation on swaps	—	—	670,494
Unrealized appreciation on forward currency contracts	—	80,724	37,392
Total assets	291,406,491	246,244,807	63,585,150

LIABILITIES
Payable for Fund shares reacquired	1,104,293	235,211	40,519
Payable for investments purchased	1,906,322	821,001	16,640,864
Accrued expenses and other liabilities	128,109	338,001	238,060
Management fee payable	292,232	186,065	16,688
Transfer agent fee payable	130,693	77,357	34,000
Deferred trustees’ fees	12,142	14,171	—
Payable to custodian	—	18,107	24,974
Dividends payable	—	—	—
Due to broker for variation margin	—	—	—
Outstanding options written(E)	—	—	7,903
Premium for swaps written	—	—	125,171
Unrealized depreciation on swaps	—	—	253,476
Unrealized depreciation on forward currency contracts	—	506,885	467,038
Securities sold short, at value(F)	—	—	4,949,390
Total liabilities	3,573,791	2,196,798	22,798,083

NET ASSETS	$287,832,700	$244,048,009	$40,787,067
Net assets were comprised of: Shares of beneficial interest, at par	$14,260	$15,693	$5,116
Paid-in capital, in excess of par	225,572,728	188,422,925	43,154,965
	225,586,988	188,438,618	43,160,081
Undistributed net investment income (loss)	1,738,732	2,532,059	(1,939,581)
Accumulated net realized gains (losses)	11,060,697	14,683,064	(1,931,691)
Net unrealized appreciation (depreciation)	49,446,283	38,394,268	1,498,258
Net assets, June 30, 2006	$287,832,700	$244,048,009	$40,787,067
Shares of beneficial interest issued and outstanding	14,260,289	15,693,467	5,115,776
Net asset value, offering price and redemption price per share	$20.18	$15.55	$7.97
(A) Identified cost of unaffiliated investments	$229,532,033	$200,448,248	$52,997,835
(B) Identified cost of affiliated investments	$8,984,908	$1,904,720	$637,826
(C) Identified cost of repurchase agreements	$—	$—	$—
(D) Identified cost of currency	$—	$3,013,647	$314,673
(E) Premiums received from options written	$—	$—	$53,235
(F) Proceeds received from short sales	$—	$—	$5,010,174

See Notes to Financial Statements.

110	THE TARGET PORTFOLIO TRUST

Statement of Assets and Liabilities June 30, 2006 (Unaudited) (cont’d)

	TOTAL RETURN BOND PORTFOLIO	INTERMEDIATE- TERM BOND PORTFOLIO	MORTGAGE BACKED SECURITIES PORTFOLIO	U.S. GOVERNMENT MONEY MARKET PORTFOLIO

ASSETS
Investments, at value:
Unaffiliated investments(A)	$193,374,087	$249,578,226	$93,806,739	$10,468,380
Affiliated investments(B)	4,215,599	4,172,942	20,565	17,151
Repurchase agreement(C)	—	—	12,700,000	39,200,000
Cash	628,056	664,072	77,712	36,744
Foreign currency, at value(D)	7,735,159	2,024,303	—	—
Receivable for Fund shares sold	293,330	15,630	62,952	61,969
Dividends and interest receivable	643,791	1,066,274	366,338	134,686
Prepaid expenses and other assets	4,962	9,876	4,794	2,553
Receivable for investments sold	35,085,724	6,781,250	44,809,563	—
Receivable for foreign tax reclaim	—	—	—	—
Due from broker for variation margin	112,439	160,734	12,828	—
Premium for swaps purchased	310,204	—	—	—
Unrealized appreciation on swaps	138,390	2,981	8,160	—
Unrealized appreciation on forward currency contracts	187,883	—	—	—
Total assets	242,729,624	264,476,288	151,869,651	49,921,483

LIABILITIES
Payable for Fund shares reacquired	336,047	543,182	83,248	34,218
Payable for investments purchased	64,271,709	9,202,155	38,973,672	—
Accrued expenses and other liabilities	229,288	255,923	297,833	218,376
Management fee payable	85,028	183,381	28,214	7,974
Transfer agent fee payable	74,914	90,712	42,371	40,200
Deferred trustees’ fees	—	—	—	—
Payable to custodian	—	—	—	—
Dividends payable	146,698	188,600	110,237	49,710
Due to broker for variation margin	—	—	—	—
Outstanding options written(E)	22	35	—	—
Premium for swaps written	125	1,133,692	—	—
Unrealized depreciation on swaps	189,901	430,847	13,470	—
Unrealized depreciation on forward currency contracts	190,228	490,348	—	—
Reverse Repurchase Agreement	—	—	17,654,000	—
Securities sold short, at value(F)	16,641,251	6,739,684	18,690,517	—
Total liabilities	82,165,211	19,258,559	75,893,562	350,478

NET ASSETS	$160,564,413	$245,217,729	$75,976,089	$49,571,005
Net assets were comprised of: Shares of beneficial interest, at par	$15,865	$24,636	$7,757	$49,570
Paid-in capital, in excess of par	167,092,299	255,275,906	81,300,890	49,520,432
	167,108,164	255,300,542	81,308,647	49,570,002
Undistributed net investment income (loss)	1,992,718	(500,015)	(266,715)	2,796
Accumulated net realized gains (losses)	(5,980,381)	(4,058,568)	(3,171,150)	(1,793)
Net unrealized appreciation (depreciation)	(2,556,088)	(5,524,230)	(1,894,693)	—
Net assets, June 30, 2006	$160,564,413	$245,217,729	$75,976,089	$49,571,005
Shares of beneficial interest issued and outstanding	15,864,942	24,636,143	7,757,046	49,570,002
Net asset value, offering price and redemption price per share	$10.12	$9.95	$9.79	$1.00
(A) Identified cost of unaffiliated investments	$195,618,703	$252,232,688	$95,683,953	$10,468,380
(B) Identified cost of affiliated investments	$4,215,599	$4,172,942	$20,565	$17,151
(C) Identified cost of repurchase agreements	$—	$—	$12,700,000	$39,200,000
(D) Identified cost of currency	$7,630,430	$2,022,879	$—	$—
(E) Premiums received from options written	$52,373	$91,094	$—	$—
(F) Proceeds received from short sales	$16,785,655	$6,781,250	$18,708,551	$—

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	111

Statement of Operations

Six Months Ended June 30, 2006 (Unaudited)

	LARGE CAPITALIZATION GROWTH PORTFOLIO	LARGE CAPITALIZATION VALUE PORTFOLIO	SMALL CAPITALIZATION GROWTH PORTFOLIO

NET INVESTMENT INCOME (LOSS)
Income
Unaffiliated dividend income	$1,801,755	$4,504,367	$176,457
Affiliated dividend income	33,929	92,673	72,582
Less: Foreign withholding taxes	(54,371)	(1,151)	—
Unaffiliated interest	411	20,381	—
Total income	1,781,724	4,616,270	249,039
Expenses
Management fee	910,330	1,089,974	439,345
Interest expense (Note 7)	998	—	—
Transfer agent’s fees and expenses(a)	111,000	111,000	92,000
Custodian’s fees and expenses	40,000	50,000	47,000
Reports to shareholders	12,000	25,000	17,000
Registration fees	15,000	19,000	11,000
Legal fees and expenses	14,000	12,000	11,000
Trustees’ fees	9,000	9,000	5,000
Audit fees	9,000	8,000	8,000
Miscellaneous	27,374	36,584	28,388
Total expenses	1,148,702	1,360,558	658,733
Net investment income (loss)	633,022	3,255,712	(409,694)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investment transactions	7,174,253	10,106,805	6,102,547
Short sales transactions	—	—	—
Total net realized gain (loss)	7,174,253	10,106,805	6,102,547
Net change in unrealized appreciation (depreciation) on:
Investments	(7,521,738)	5,350,529	(765,015)
Options written	—	—	—
Short sales	—	—	—
Net change in unrealized appreciation (depreciation)	(7,521,738)	5,350,529	(765,015)
Net gain (loss)	(347,485)	15,457,334	5,337,532

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$285,537	$18,713,046	$4,927,838
(a) Including affiliated expense of	$110,100	$94,000	$82,900

See Notes to Financial Statements.

112	THE TARGET PORTFOLIO TRUST

Statement of Operations

Six Months Ended June 30, 2006 (Unaudited) (cont’d)

	SMALL CAPITALIZATION VALUE PORTFOLIO	INTERNATIONAL EQUITY PORTFOLIO	INTERNATIONAL BOND PORTFOLIO

NET INVESTMENT INCOME (LOSS)
Income
Unaffiliated dividend income	$2,567,494	$4,384,923	$—
Affiliated dividend income	237,960	21,305	19,090
Less: Foreign withholding taxes	(3,780)	(448,957)	(830)
Unaffiliated interest	(1,867)	4,255	773,632
Total income	2,799,807	3,961,526	791,892
Expenses
Management fee	847,818	855,259	102,784
Interest expense (Note 7)	—	4,223	—
Transfer agent’s fees and expenses(a)	149,000	98,000	39,000
Custodian’s fees and expenses	47,000	137,000	134,000
Reports to shareholders	6,000	12,000	12,000
Registration fees	10,000	12,000	9,000
Legal fees and expenses	12,000	12,000	14,000
Trustees’ fees	7,000	7,000	6,000
Audit fees	8,000	11,000	13,000
Miscellaneous	36,181	48,270	14,731
Total expenses	1,122,999	1,196,752	344,515
Net investment income (loss)	1,676,808	2,764,774	447,377

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	11,629,874	15,101,600	(533,216)
Financial futures contracts transactions	(77,793)	—	(125,218)
Foreign currency contracts	—	(329,587)	(1,300,594)
Options written transactions	—	—	(557)
Swap transactions		—	849
Short sales transactions	—	—	125,458
Total net realized gain (loss)	11,552,081	14,772,013	(1,833,278)
Net change in unrealized appreciation (depreciation) on:
Investments	7,745,311	9,190,928	418,488
Financial futures contracts	18,375	—	(119,894)
Foreign currencies	—	(515,453)	(165,622)
Options written	—	—	48,689
Swaps	—	—	872,809
Short sales	—	—	(93,045)
Net change in unrealized appreciation (depreciation)	7,763,686	8,675,475	961,425
Net gain (loss)	19,315,767	23,447,488	(871,853)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$20,992,575	$26,212,262	$(424,476)
(a) Including affiliated expense of	$144,900	$76,500	$35,600

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	113

Statement of Operations

Six Months Ended June 30, 2006 (Unaudited) (cont’d)

	TOTAL RETURN BOND PORTFOLIO	INTERMEDIATE- TERM BOND PORTFOLIO	MORTGAGE BACKED SECURITIES PORTFOLIO	U.S. GOVERNMENT MONEY MARKET PORTFOLIO

NET INVESTMENT INCOME (LOSS)
Income
Unaffiliated dividend income	$145,899	$256,370	$—	$—
Affiliated dividend income	144,118	118,422	3,460	827
Less: Foreign withholding taxes	—	—	—	—
Unaffiliated interest	3,630,738	5,432,178	2,824,943	1,176,964
Total income	3,920,755	5,806,970	2,828,403	1,177,791
Expenses
Management fee	359,249	561,918	176,558	63,898
Interest expense (Note 7)	—	655	750,014	—
Transfer agent’s fees and expenses(a)	77,000	99,000	50,000	51,000
Custodian’s fees and expenses	103,000	99,000	69,000	60,000
Reports to shareholders	10,000	15,000	15,000	15,000
Registration fees	10,000	10,000	11,000	15,000
Legal fees and expenses	12,000	13,000	15,000	6,000
Trustees’ fees	7,000	8,000	5,000	6,000
Audit fees	11,000	11,000	11,000	8,000
Miscellaneous	13,126	18,684	26,500	8,825
Total expenses	602,375	836,257	1,129,072	233,723
Net investment income (loss)	3,318,380	4,970,713	1,699,331	944,068

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	(1,289,724)	241,690	(1,300,052)	(1,387)
Financial futures contracts transactions	(1,150,825)	(942,347)	(66,768)	—
Foreign currency transactions	(510,202)	70,397	—	—
Options written transactions	(4,412)	33,587	(21,717)	—
Swaps transactions	(422,993)	(848,259)	(14,169)	—
Short sales transactions	400,243	73,422	125,952	—
Total net realized gain (loss)	(2,977,913)	(1,371,510)	(1,276,754)	(1,387)
Net change in unrealized appreciation (depreciation) on:
Investments	(1,521,511)	(1,869,451)	(862,499)	—
Financial futures contracts	(523,720)	(1,576,472)	(49,562)	—
Foreign currencies	274,837	(238,058)	—	—
Options written	21,090	113,067	—	—
Swaps	114,452	(469,875)	(10,326)	—
Short sales	377,358	41,566	26,680	—
Net change in unrealized appreciation (depreciation)	(1,257,494)	(3,999,223)	(895,707)	—
Net gain (loss)	(4,235,407)	(5,370,733)	(2,172,461)	(1,387)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(917,027)	$(400,020)	$(473,130)	$942,681
(a) Including affiliated expense of	$76,000	$86,000	$46,200	$36,800

See Notes to Financial Statements.

114	THE TARGET PORTFOLIO TRUST

Statement of Changes in Net Assets (Unaudited)

	LARGE CAPITALIZATION GROWTH PORTFOLIO		LARGE CAPITALIZATION VALUE PORTFOLIO
	Six Months Ended June 30, 2006	Year Ended December 31, 2005	Six Months Ended June 30, 2006	Year Ended December 31, 2005

INCREASE (DECREASE) IN NET ASSETS
Operations
Net investment income (loss)	$633,022	$550,049	$3,255,712	$5,414,957
Net realized gain (loss) on investment and foreign currency transactions	7,174,253	61,722,889	10,106,805	62,818,569
Net change in unrealized appreciation/(depreciation) of investments	(7,521,738)	(43,590,841)	5,350,529	(45,800,873)
Net increase (decrease) in net assets resulting from operations	285,537	18,682,097	18,713,046	22,432,653
Dividends and Distributions (Note 1)
Dividends from net investment income	(155,580)	(424,776)	(414,988)	(5,359,256)
Distributions from net realized gains	(2,984,310)	(44,003,589)	(26,766,741)	(49,641,032)
Total dividends and distributions	(3,139,890)	(44,428,365)	(27,181,729)	(55,000,288)
Fund share transactions (Note 6)
Net proceeds from shares sold	13,364,741	30,635,551	19,222,490	40,152,956
Net asset value of shares issued in reinvestment of dividends and distributions	3,134,747	44,414,354	26,539,622	54,877,512
Cost of shares reacquired	(29,008,926)	(85,228,600)	(36,005,577)	(85,622,845)
Net increase (decrease) in net assets from Fund share transactions	(12,509,438)	(10,178,695)	9,756,535	9,407,623
Total increase (decrease)	(15,363,791)	(35,924,963)	1,287,852	(23,160,012)

NET ASSETS
Beginning of period	307,834,654	343,759,617	362,253,489	385,413,501
End of period(a)	$292,470,863	$307,834,654	$363,541,341	$362,253,489
(a) Includes undistributed net investment income of	$621,984	$144,542	$3,286,994	$446,270

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	115

Statements of Changes in Net Assets (Unaudited) (cont’d)

	SMALL CAPITALIZATION GROWTH PORTFOLIO		SMALL CAPITALIZATION VALUE PORTFOLIO
	Six Months Ended June 30, 2006	Year Ended December 31, 2005	Six Months Ended June 30, 2006	Year Ended December 31, 2005

INCREASE (DECREASE) IN NET ASSETS
Operations
Net investment income (loss)	$(409,694)	$(892,211)	$1,676,808	$2,032,694
Net realized gain (loss) on investment and foreign currency transactions	6,102,547	11,287,884	11,552,081	55,992,751
Net change in unrealized appreciation/(depreciation) of investments	(765,015)	(4,638,598)	7,763,686	(34,236,849)
Net increase (decrease) in net assets resulting from operations	4,927,838	5,757,075	20,992,575	23,788,596
Dividends and Distributions (Note 1)
Dividends from net investment income	—	—	(219,766)	(1,786,572)
Distributions from net realized gains	—	—	(4,556,954)	(54,378,098)
Total dividends and distributions	—	—	(4,776,720)	(56,164,670)
Fund share transactions (Note 6)
Net proceeds from shares sold	4,999,972	13,851,396	38,502,180	52,707,779
Net asset value of shares issued in reinvestment of dividends and distributions	—	—	4,699,788	55,249,127
Cost of shares reacquired	(14,689,000)	(34,999,953)	(30,699,951)	(62,042,254)
Net increase (decrease) in net assets from Fund share transactions	(9,689,028)	(21,148,557)	12,502,017	45,914,652
Total increase (decrease)	(4,761,190)	(15,391,482)	28,717,872	13,538,578

NET ASSETS
Beginning of period	143,365,773	158,757,255	259,114,828	245,576,250
End of period(a)	$138,604,583	$143,365,773	$287,832,700	$259,114,828
(a) Includes undistributed net investment income of	—	—	$1,738,732	$281,690

See Notes to Financial Statements.

116	THE TARGET PORTFOLIO TRUST

Statement of Changes in Net Assets (Unaudited) (cont’d)

	INTERNATIONAL EQUITY PORTFOLIO		INTERNATIONAL BOND PORTFOLIO
	Six Months Ended June 30, 2006	Year Ended December 31, 2005	Six Months Ended June 30, 2006	Year Ended December 31, 2005

INCREASE (DECREASE) IN NET ASSETS
Operations
Net investment income (loss)	$2,764,774	$3,438,526	$447,377	$753,696
Net realized gain (loss) on investment and foreign currency transactions	14,772,013	42,374,057	(1,833,278)	5,456,058
Net change in unrealized appreciation/(depreciation) of investments	8,675,475	(16,151,609)	961,425	(4,599,975)
Net increase (decrease) in net assets resulting from operations	26,212,262	29,660,974	(424,476)	1,609,779
Dividends and Distributions (Note 1)
Dividends from net investment income	(433,594)	(4,548,361)	(1,301,423)	(822,648)
Distributions from net realized gains	—	(10,649,422)	(54,720)	(33,394)
Total dividends and distributions	(433,594)	(15,197,783)	(1,356,143)	(856,042)
Fund share transactions (Note 6)
Net proceeds from shares sold	9,245,382	23,896,686	3,560,525	8,080,019
Net asset value of shares issued in reinvestment of dividends and distributions	432,628	15,191,553	1,352,078	855,615
Cost of shares reacquired	(24,558,818)	(50,701,115)	(5,256,507)	(11,682,782)
Net increase (decrease) in net assets from Fund share transactions	(14,880,808)	(11,612,876)	(343,904)	(2,747,148)
Total increase (decrease)	10,897,860	2,850,315	(2,124,523)	(1,993,411)

NET ASSETS
Beginning of period	233,150,149	230,299,834	42,911,590	44,905,001
End of period(a)	$244,048,009	$233,150,149	$40,787,067	$42,911,590
(a) Includes undistributed net investment income of	$2,532,059	$200,879	—	—

See Notes to Financial Statements.

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Statement of Changes in Net Assets (Unaudited) (cont’d)

	TOTAL RETURN BOND PORTFOLIO		INTERMEDIATE-TERM BOND PORTFOLIO
	Six Months Ended June 30, 2006	Year Ended December 31, 2005	Six Months Ended June 30, 2006	Year Ended December 31, 2005

INCREASE (DECREASE) IN NET ASSETS
Operations
Net investment income (loss)	$3,318,380	$6,315,677	$4,970,713	$9,692,301
Net realized gain (loss) on investment and foreign currency transactions	(2,977,913)	246,826	(1,371,510)	(1,215,215)
Net change in unrealized appreciation/(depreciation) of investments	(1,257,494)	(2,230,248)	(3,999,223)	(3,164,852)
Net increase (decrease) in net assets resulting from operations	(917,027)	4,332,255	(400,020)	5,312,234
Dividends and Distributions (Note 1)
Dividends from net investment income	(3,356,451)	(6,859,355)	(5,237,526)	(10,131,526)
Distributions from net realized gains	—	(1,294,402)	—	(128,653)
Total dividends and distributions	(3,356,451)	(8,153,757)	(5,237,526)	(10,260,179)
Fund share transactions (Note 6)
Net proceeds from shares sold	19,744,082	35,616,451	18,683,989	40,116,845
Net asset value of shares issued in reinvestment of dividends and distributions	3,196,254	8,147,528	5,030,071	10,256,072
Cost of shares reacquired	(19,777,416)	(56,755,679)	(35,036,411)	(81,229,652)
Net increase (decrease) in net assets from Fund share transactions	3,162,920	(12,991,700)	(11,322,351)	(30,856,735)
Total increase (decrease)	(1,110,558)	(16,813,202)	(16,959,897)	(35,804,680)

NET ASSETS
Beginning of period	161,674,971	178,488,173	262,177,626	297,982,306
End of period(a)	$160,564,413	$161,674,971	$245,217,729	$262,177,626
(a) Includes undistributed net investment income of	$1,992,718	$2,030,789	—	—

See Notes to Financial Statements.

118	THE TARGET PORTFOLIO TRUST

Statement of Changes in Net Assets (Unaudited) (cont’d)

	MORTGAGE BACKED SECURITIES PORTFOLIO		U.S. GOVERNMENT MONEY MARKET PORTFOLIO
	Six Months Ended June 30, 2006	Year Ended December 31, 2005	Six Months Ended June 30, 2006	Year Ended December 31, 2005

INCREASE (DECREASE) IN NET ASSETS
Operations
Net investment income (loss)	$1,699,331	$4,407,891	$944,068	$1,738,551
Net realized gain (loss) on investment and foreign currency transactions	(1,276,754)	(40,466)	(1,387)	—
Net change in unrealized appreciation/(depreciation) of investments	(895,707)	(2,391,039)	—	—
Net increase (decrease) in net assets resulting from operations	(473,130)	1,976,386	942,681	1,738,551
Dividends and Distributions (Note 1)
Dividends from net investment income	(1,928,605)	(4,564,729)	(931,953)	(1,747,870)
Distributions from net realized gains	—	—	—	—
Total dividends and distributions	(1,928,605)	(4,564,729)	(931,953)	(1,747,870)
Fund share transactions (Note 6)(a)
Net proceeds from shares sold	3,695,191	7,499,428	9,405,885	43,342,523
Net asset value of shares issued in reinvestment of dividends and distributions	1,814,264	4,564,729	876,522	1,746,159
Cost of shares reacquired	(9,326,835)	(23,076,242)	(17,929,564)	(62,061,743)
Net increase (decrease) in net assets from Fund share transactions	(3,817,380)	(11,012,085)	(7,647,157)	(16,973,061)
Total increase (decrease)	(6,219,115)	(13,600,428)	(7,636,429)	(16,982,380)

NET ASSETS
Beginning of period	82,195,204	95,795,632	57,207,434	74,189,814
End of period(b)	$75,976,089	$82,195,204	$49,571,005	$57,207,434
(a) Fund share transactions are at $1 per share for the U.S. Government Money Market Portfolio
(b) Includes undistributed net investment income of	—	—	$2,796	—

See Notes to Financial Statements.

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Notes to Financial Statements (Unaudited)

The TARGET Portfolio Trust (the ‘Fund’) is an open-end management investment company. The Fund was established as a Delaware business trust on July 29, 1992 and consists of ten separate portfolios (the “Portfolio” or “Portfolios”). All the Portfolios are diversified, as defined under the Investment Company Act of 1940, except for the International Bond Portfolio. Investment operations commenced on January 5, 1993, with the exception of the International Bond Portfolio, which commenced on May 17, 1994.

The Portfolios and their investment objectives are as follows:

•	Large Capitalization Growth Portfolio—long-term capital appreciation through investment primarily in stocks of large corporations that, in the investment adviser’s opinion, should have earnings growth faster than that of the S&P 500;

•	Large Capitalization Value Portfolio—total return consisting of capital appreciation and dividend income through investment primarily in stocks of large corporations that, in the adviser’s opinion, are undervalued;

•	Small Capitalization Growth Portfolio—maximum capital appreciation through investment primarily in small company common stocks that, in the investment adviser’s opinion, should have earnings growth faster than that of the U.S. economy in general;

•	Small Capitalization Value Portfolio—above average capital appreciation through investment in small company common stocks that, in the adviser’s opinion, are undervalued or overlooked in the marketplace;

•	International Equity Portfolio—capital appreciation through investment primarily in stocks of companies domiciled outside the United States;

•	International Bond Portfolio—high total return through investment primarily in high-quality, foreign debt securities;

•	Total Return Bond Portfolio—total return of current income and capital appreciation through investment primarily in fixed-income securities of varying maturities with a dollar-weighted average portfolio maturity of more than four years but not more than fifteen years;

•	Intermediate-Term Bond Portfolio—current income and reasonable stability of principal through investment primarily in high quality fixed-income securities of varying maturities with a dollar-weighted average portfolio maturity of more than three years but not more than ten years;

•	Mortgage Backed Securities Portfolio—high current income primarily and capital appreciation secondarily, each consistent with the protection of capital through investment primarily in mortgage related securities;

•	U.S. Government Money Market Portfolio—maximum current income consistent with maintenance of liquidity and preservation of capital through investment exclusively in short-term securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

The ability of issuers of debt securities (other than those issued or guaranteed by the U.S. Government) held by the Portfolios to meet their obligations may be affected by economic or political developments in a specific industry, region or country.

120	THE TARGET PORTFOLIO TRUST

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund and the Portfolios in the preparation of its financial statements.

Securities Valuations: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and ask prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the NASDAQ official closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisor(s); to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange or at the last bid price in the absence of an asked price. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Portfolio’s pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Certain Portfolios held illiquid securities, including those, which are restricted as to disposition under securities law (“restricted securities”). Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above. Each Portfolio may hold up to 15% of its net assets in illiquid securities, except for the U.S. Government Money Market Portfolio, which may hold up to 10% of its net assets in illiquid securities.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of the valuation.

U.S. Government securities for which market quotations are available are valued at a price provided by an independent pricing agent or primary dealer (a dealer that trades in U.S. Government securities with the Federal Reserve System).

Securities held by the U.S. Government Money Market Portfolio are valued at amortized cost in accordance with Rule 2a-7 of the Investment Company Act, which approximates market value. The amortized cost

THE TARGET PORTFOLIO TRUST	121

method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and the cost.

Short-term securities held by the other Portfolios, which mature in 60 days or less, are valued at amortized cost, which approximates market value. Short-term securities held by the other Portfolios, which mature in more than 60 days, are valued at current market quotations.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Fund’s policy that its custodian or designated sub custodians under tri-party repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults, and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as an unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statements of Operations as a net realized gain or loss on financial futures contracts.

The Portfolio invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Portfolio intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or market conditions. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. The Portfolio maintains a segregated account of Securities or other liquid assets, the dollar value of which is at least equal to its obligation with respect to financial futures contracts. The International Equity Portfolio, International Bond Portfolio, Intermediate-Term Bond Portfolio, Mortgage-Backed Securities Portfolio, the Small Capitalization Value Portfolio and Total Return Bond Portfolio are the only portfolios that may invest in financial futures contracts.

Foreign Currency Translation: The books and records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current daily rates of exchange;

(ii) purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Portfolios are presented at the foreign exchange rates and market values at the close of the period, the Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term securities held at period end. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term

122	THE TARGET PORTFOLIO TRUST

portfolio securities sold during the period. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade date and settlement date on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period-end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Forward Foreign Currency Contracts: A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Portfolio enters into forward foreign currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current forward exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on foreign currency transactions. Gains or losses are realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain or loss, if any, is included in net realized gain or loss on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. The International Equity Portfolio, International Bond Portfolio, Intermediate-Term Bond Portfolio, the Small Capitalization Value Portfolio and Total Return Bond Portfolio may enter into forward foreign currency contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings.

Options: The Portfolio may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates with respect to securities or currencies which the Portfolio currently owns or intends to purchase. The Portfolio’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Portfolio purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Portfolio writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option.

If an option expires unexercised, the Portfolio realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase in determining whether the Portfolio has realized a gain or loss. The difference between the premium and the amount received or paid on affecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gains or losses on purchased options are included in net realized gains or losses on investment transactions. Gains or losses on written options are presented separately as net realized gains or losses on options written.

The Portfolio, as writer of an option, may have no control over whether the contract may be exercised. As a result, the Portfolio bears the market risk of an unfavorable change in the price of the security or currencies underlying the written option. The Portfolio, as purchaser of an option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. The Portfolio maintains a segregated

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account of securities or other liquid assets, the dollar value of which is at least equal to its obligation with respect to options. The International Equity Portfolio, the International Bond Portfolio, the Intermediate-Term Bond Portfolio, the Small Capitalization Value Portfolio, the Total Return Bond Portfolio and the Mortgage-Backed Securities Portfolio may either purchase or write options.

Short Sales: Certain portfolios of the Fund may make short sales of securities as a method of hedging potential price declines in similar securities owned. The Portfolio may sell a security, it does not own in anticipation of a decline in the market value of that security (short sale). When the Portfolio makes a short sale, it will borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Portfolio may have to pay a fee to borrow the particular security and may be obligated to return any interest or dividends received on such borrowed securities. A gain, limited to the price at which the Portfolio sold the security short, or a loss, unlimited as to dollar amount, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than the proceeds originally received, respectively, and is presented in the Statement of Operations as net realized gain or loss on short sales. The Portfolio maintains a segregated account of securities or other liquid assets, the dollar value of which is at least equal to its obligation with respect to short sales. The Total Return Bond Portfolio, Intermediate-Term Bond Portfolio and Mortgage-Backed Securities Portfolio may enter into short sales.

Swap Agreements: Certain Portfolios may enter into interest rate swap agreements, forward swap spread lock agreements, and credit default swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest. Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate. In a credit default swap agreement, one party (the protection buyer) makes a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The maximum amount of the payment may equal the notional, at par, of the underlying index or security as a result of a default (or “credit event”). In addition to bearing the risk that the credit event will occur, the Portfolios could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities, or that the counterparty may default on it’s obligation to perform. The Portfolios may enter into swap agreements as the protection buyer or the protection seller. The swaps are valued daily at current market value and any change in value is included in net unrealized appreciation or depreciation on investments. Payments received or paid by the Portfolio are recorded as realized gains or losses. Risk of loss may exceed amounts recognized on the statements of assets and liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

The use of derivative transactions may involve elements of both market and credit risk in excess of the amounts reported in the Statements of Assets and Liabilities.

When-Issued/Delayed Delivery Securities: Certain Portfolios may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Portfolio will set aside and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet

124	THE TARGET PORTFOLIO TRUST

the purchase price. When purchasing a security on a delayed delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains and losses from security and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount of debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis. The Fund’s expenses are allocated to the respective Portfolios on the basis of relative net assets except for expenses that are charged directly at the Portfolio or class level.

Dividends and Distributions: The Total Return Bond Portfolio, Intermediate-Term Bond Portfolio and Mortgage Backed Securities Portfolio declare dividends of their net investment income daily and pay such dividends monthly. The U.S. Government Money Market Portfolio declares net investment income and any net capital gain (loss) daily and pays such dividends monthly. Each other Portfolio declares and pays a dividend of its net investment income, if any, at least annually. Each Portfolio except for the U.S. Government Money Market Portfolio declares and pays its net realized capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on ex-dividend date. Permanent book/ tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital, in excess of par, as appropriate.

Taxes: For federal income tax purposes, each Portfolio in the Fund is treated as a separate tax-paying entity. It is each Portfolio’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign interest and dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund’s manager is Prudential Investments LLC (“PI”). PI manages the investment operations of the Fund, administers the Fund’s affairs and is responsible for the selection, subject to review and approval by the Trustees, of the advisers. PI supervises the advisers’ performance of advisory services and makes recommendations to the Trustees as to whether the advisers’ contracts should be renewed, modified or terminated. PI pays for the costs pursuant to the advisory agreements, the cost of compensation of officers of the Fund, occupancy and certain clerical and accounting costs of the Fund. The Fund bears all other costs and expenses.

THE TARGET PORTFOLIO TRUST	125

The advisers noted below each furnished investment advisory services in connection with the management of the Portfolios. Each of the advisors of the equity Portfolios—Large Capitalization Growth Portfolio, Large Capitalization Value Portfolio, Small Capitalization Growth Portfolio, Small Capitalization Value Portfolio and International Equity Portfolio—manages a portion of the assets of the respective Portfolios. In general, in order to maintain a division of assets between the advisers as deemed appropriate by PI, all daily cash inflows (i.e., subscriptions and reinvested distributions) and outflows (i.e., redemptions and expense items) are divided between the advisers, as PI deems appropriate. In order to maintain an approximate allocation between the advisers in the ratio deemed appropriate by PI, a periodic rebalancing of each subadvisor’s share of Portfolio assets may occur to account for market fluctuations.

Portfolio	Adviser
Large Capitalization Growth	Goldman Sachs Asset Management LLP and Marsico Capital Management, LLC
Large Capitalization Value	NFJ Investment Group L.P., J.P. Morgan Investment Management, Inc. and Hotchkis & Wiley Capital Management, LLC
Small Capitalization Growth	Transamerica Investment Management, Inc. and RS Investment Management, L.P.
Small Capitalization Value	NFJ Investment Group L.P., EARNEST Partners, LLC, Lee Munder Investments Limited, J.P. Morgan Investment Management, Inc. and Vaughan Nelson Investment Management, L.P.
International Equity	LSV Asset Management and Thornburg Investment Management, Inc.
International Bond, Total Return Bond and Intermediate-Term Bond	Pacific Investment Management Company LLC
Mortgage Backed Securities and U.S. Government Money Market	Wellington Management Company, LLP

The management fee payable to PI is computed daily and paid monthly, at an annual rate of the average daily net assets of the Portfolios specified below and PI, in turn, pays each adviser a fee for its services.

Portfolio	Contracted & Effective Management Fee
Large Capitalization Growth	0.60%
Large Capitalization Value	0.60%
Small Capitalization Growth	0.60%
Small Capitalization Value	0.60%
International Equity	0.70%
International Bond	0.50%
Total Return Bond	0.45%
Intermediate-Term Bond	0.45%
Mortgage Backed Securities	0.45%
U.S. Government Money Market	0.25%

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”). PIMS serves the Fund without compensation.

PI and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

126	THE TARGET PORTFOLIO TRUST

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent fees and expenses in the Statement of Operations also include certain out-of-pocket expenses paid to non-affiliates where applicable.

The Portfolios pay networking fees to affiliated and unaffiliated broker/dealers, including fees relating to the services of Wachovia Securities, LLC (“Wachovia”), an affiliate of PI. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations. For the period ended June 30, 2006, the Portfolios paid the following approximate networking fees:

Portfolio	Total Networking Fees Incurred
Large Capitalization Growth	$600
Large Capitalization Value	300
Small Capitalization Growth	300
Small Capitalization Value	6,200
International Equity	300
International Bond	100
Total Return Bond	500
Intermediate-Term Bond	300
Mortgage Backed Securities	200
U.S. Government Money Market	100

For the six months ended June 30, 2006, the amount of brokerage commissions earned by Wachovia and Prudential Equity Group, LLC, (“PEG”), an indirect, wholly-owned subsidiary of Prudential, from portfolio transactions executed on behalf of the Portfolios were as follows:

Portfolio	Wachovia	PEG
Large Capitalization Value	$—	$5,984
Small Capitalization Value	58	—

Certain Portfolios invest in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, excluding short-term investments and U.S. Government securities, for the six months ended June 30, 2006, were as follows:

Portfolio	Purchases	Sales
Large Capitalization Growth	$93,274,288	$116,318,034
Large Capitalization Value	84,341,088	94,662,778
Small Capitalization Growth	69,264,713	78,285,688
Small Capitalization Value	60,594,215	54,088,813
International Equity	51,688,761	68,490,109

THE TARGET PORTFOLIO TRUST	127

Portfolio	Purchases	Sales
International Bond	$41,327,303	$43,475,373
Total Return Bond	187,037,764	98,875,160
Intermediate-Term Bond	97,872,444	54,258,068
Mortgage Backed Securities	—	—

Transactions in options written during the six months ended June 30, 2006, were as follows:

International Bond	Number of Contracts/ Notional Amounts	Premiums Received
Options outstanding at December 31, 2005	2,500,026	$39,703
Options written	6,500,000	31,379
Options expired	(3,100,026)	(17,847)

Options outstanding at June 30, 2006	5,900,000	$53,235

Total Return Bond	Number of Contracts/ Notional Amount	Premiums Received
Options outstanding at December 31, 2005	9,100,098	$93,314
Options written	—	—
Options closed	(3,800,000)	(27,010)
Options expired	(98)	(13,931)

Options outstanding at June 30, 2006	5,300,000	$52,373

Intermediate-Term Bond	Number of Contracts/ Notional Amount	Premiums Received
Options outstanding at December 31, 2005	18,700,128	$197,277
Options written	—	—
Options closed	(8,000,000)	(57,730)
Options expired	(2,000,128)	(48,453)

Options outstanding at June 30, 2006	8,700,000	$91,094

Note 5. Tax Information

For federal income tax purposes the following Portfolios elected to treat post-October losses incurred in the period November 1, 2005 through December 31, 2005 as having been incurred in the current fiscal year. Certain Portfolios had capital loss carryforwards as of December 31, 2005. Accordingly, no capital gain distributions are expected to be paid to shareholders until future net gains have been realized in excess of such carryforwards. The approximate amounts were as follows:

	Post-October Losses		Capital Loss Carryforward
Portfolio	Currency	Capital
Small Capitalization Growth Portfolio	—	—	$34,686,000	(a)
International Bond Portfolio	$146,000	—	—
Total Return Bond Portfolio	—	$2,267,000	250,000	(b)
Intermediate-Term Bond Portfolio	359,000	—	2,388,000	(c)
Mortgage Backed Securities Portfolio	—	1,000	1,674,000	(d)
U.S. Government Money Market Portfolio	—	—	400	(e)

(a)	Approximately $27,956,000 expiring in 2010 and $6,730,000 expiring in 2011.

128	THE TARGET PORTFOLIO TRUST

(b)	Approximately $250,000 expiring in 2013.
(c)	Approximately $2,388,000 expiring in 2013.
(d)	Approximately $384,000 expiring in 2008, $970,000 expiring in 2011, $255,000 expiring in 2012 and $65,000 expiring in 2013.
(e)	Approximately $400 expiring in 2013.

The United States federal income tax basis and unrealized appreciation (depreciation) of the Portfolios’ investments as of June 30, 2006, were as follows:

Portfolio	Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation (Depreciation) of Investments
Large Capitalization Growth Portfolio	$261,744,268	$34,513,967	$(10,659,645)	$23,854,322
Large Capitalization Value Portfolio	313,949,745	56,327,899	(7,023,152)	49,304,747
Small Capitalization Growth Portfolio	119,973,237	23,553,803	(4,301,445)	19,252,358
Small Capitalization Value Portfolio	238,956,895	60,759,650	(11,771,696)	48,987,954
International Equity Portfolio	202,441,496	42,331,318	(3,656,134)	38,675,184
International Bond Portfolio	53,855,699	2,070,134	(822,334)	1,247,800
Total Return Bond Portfolio	200,131,170	2,043,106	(4,584,590)	(2,541,484)
Intermediate-Term Bond Portfolio	256,564,649	1,177,207	(3,990,688)	(2,813,481)
Mortgage Backed Securities Portfolio	108,421,855	282,292	(2,176,843)	(1,894,551)

The difference between book basis and tax basis are primarily attributable to deferred losses on wash sales and mark to market on passive foreign investment companies.

Note 6. Capital

The Fund has authorized an unlimited number of shares of beneficial interest at $.001 par value per share. Transactions in shares of beneficial interest during the six months ended June 30, 2006 were as follows:

Portfolio	Shares Sold	Shares Issued in Reinvestment of Dividends and Distributions	Shares Reacquired	Increase/ (Decrease) in Shares Outstanding
Large Capitalization Growth Portfolio	898,467	217,842	(1,947,761)	(831,452)
Large Capitalization Value Portfolio	1,237,431	1,835,382	(2,325,567)	747,246
Small Capitalization Growth Portfolio	415,528	—	(1,221,292)	(805,764)
Small Capitalization Value Portfolio	1,894,883	234,520	(1,518,419)	610,984
International Equity Portfolio	609,756	27,521	(1,608,206)	(970,929)
International Bond Portfolio	435,203	171,149	(641,563)	(35,211)
Total Return Bond Portfolio	1,922,021	311,143	(1,924,274)	308,890
Intermediate-Term Bond Portfolio	1,850,222	499,883	(3,471,401)	(1,121,296)
Mortgage Backed Securities Portfolio	370,424	182,482	(936,473)	(383,567)

THE TARGET PORTFOLIO TRUST	129

Transactions in shares of beneficial interest during the year ended December 31, 2005 were as follows:

Portfolio	Shares Sold	Shares Issued in Reinvestment of Dividends and Distributions	Shares Reacquired	Increase/ (Decrease) in Shares Outstanding
Large Capitalization Growth Portfolio	1,994,317	3,017,201	(5,542,592)	(531,074)
Large Capitalization Value Portfolio	2,469,433	3,561,971	(5,284,616)	746,788
Small Capitalization Growth Portfolio	1,326,027	—	(3,325,226)	(1,999,199)
Small Capitalization Value Portfolio	2,398,957	2,862,304	(2,853,930)	2,407,331
International Equity Portfolio	1,809,451	1,137,351	(3,825,186)	(878,384)
International Bond Portfolio	975,588	103,962	(1,410,170)	(330,620)
Total Return Bond Portfolio	3,374,867	774,847	(5,376,334)	(1,226,620)
Intermediate-Term Bond Portfolio	3,906,750	1,000,697	(7,912,087)	(3,004,640)
Mortgage Backed Securities Portfolio	729,295	446,224	(2,250,862)	(1,075,343)

Note 7. Borrowings

The Fund (excluding U.S. Government Money Market), along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA would be incurred at market rates. The Fund pays a commitment fee of .0725 of 1% of the unused portion of the renewed SCA. The commitment fee is accrued daily and paid quarterly and is allocated to the Funds pro-rata based on net assets. The purpose of the SCA is to serve as an alternative source of funding for capital share redemptions. The expiration date of the renewed SCA is October 27, 2006.

The following Portfolios utilized the line of credit during the six months ended June 30, 2006. The average balance outstanding is for the number of days that each Portfolio had an outstanding balance.

Portfolio	Approximate Average Balance Outstanding	Number of Days Outstanding	Weighted Average Interest Rates
Large Capitalization Growth Portfolio	$1,100,000	6	5.52%
International Equity Portfolio	775,400	39	5.02%
Intermediate-Term Bond Portfolio	4,500,000	1	5.24%

Reverse Repurchase Agreements: Mortgage Backed Securities Portfolio enters into reverse repurchase agreements with qualified, third party broker-dealers as determined by and under the direction of the Fund’s Board of Trustees. Interest on the value of reverse repurchase agreements issued and outstanding is based upon competitive market rates at the time of issuance. At the time the Portfolio enters into a reverse repurchase agreement, it establishes and maintains a segregated account with the lender containing liquid investment grade securities having a value not less than the repurchase price, including accrued interest, of the reverse repurchase agreement.

The average daily balance of reverse repurchase agreements outstanding during the six months ended June 30, 2006 was approximately $14,545,400 at a weighted average interest rate of approximately 4.65%. The average daily balance is for the number of days the Portfolio had an outstanding balance. The maximum amount of total reverse repurchase agreements outstanding at any month-end during the period was approximately $17,654,000 as of June 30, 2006, which was 12% of total assets.

130	THE TARGET PORTFOLIO TRUST

Financial Highlights (Unaudited)

	LARGE CAPITALIZATION GROWTH PORTFOLIO
	Six Months Ended June 30, 2006		Year Ended December 31,
			2005	2004	2003	2002	2001

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$14.60		$15.90	$15.39	$11.03	$16.15	$23.20
Income (loss) from investment operations
Net investment income (loss)	.03		.03	.07	(.01)	(.01)	.02
Net realized and unrealized gain (loss) on investments	(.03)		1.06	.51	4.37	(5.11)	(7.05)
Total from investment operations	—		1.09	.58	4.36	(5.12)	(7.03)
Less dividends and distributions
Dividends from net investment income	(.01)		(.02)	(.07)	—	—	(.02)
Distributions from net realized gains	(.15)		(2.37)	—	—	—	—
Total distributions	(.16)		(2.39)	(.07)	—	—	(.02)
Net asset value, end of period	$14.44		$14.60	$15.90	$15.39	$11.03	$16.15

TOTAL RETURN(a)	(.03)%		6.74%	3.78%	39.53%	(31.70)%	(30.32)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$292,471		$307,835	$343,760	$348,385	$243,748	$358,429
Average net assets (000)	$305,958		$310,710	$345,413	$290,985	$297,189	$397,492
Ratios to average net assets Expenses	.76	%(b)	.76%	.77%	.84%	.81%	.75%
Net investment income (loss)	.42	%(b)	.18%	.45%	(.09)%	(.11)%	.08%
Portfolio turnover rate	31	%(c)	246%	76%	49%	66%	68%
(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than a year are not annualized.
(b)	Annualized.
(c)	Not Annualized.

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	131

Financial Highlights (Unaudited) (cont’d)

	LARGE CAPITALIZATION VALUE PORTFOLIO
	Six Months Ended June 30, 2006		Year Ended December 31,
			2005	2004	2003	2002	2001

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$15.11		$16.59	$14.13	$10.49	$12.45	$12.64
Income (loss) from investment operations
Net investment income	.13		.25	.21	.17	.18	.19
Net realized and unrealized gain (loss) on investments	.64		.80	2.45	3.64	(1.85)	(.03)
Total from investment operations	.77		1.05	2.66	3.81	(1.67)	.16
Less dividends and distributions
Dividends from net investment income	(.02)		(.25)	(.20)	(.17)	(.17)	(.19)
Distributions from net realized gains	(1.16)		(2.28)	—	—	(.12)	(.16)
Total distributions	(1.18)		(2.53)	(.20)	(.17)	(.29)	(.35)
Net asset value, end of period	$14.70		$15.11	$16.59	$14.13	$10.49	$12.45

TOTAL RETURN(a)	5.29%		6.50%	18.87%	36.38%	(13.57)%	1.21%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$363,541		$362,253	$385,414	$316,131	$229,626	$275,208
Average net assets (000)	$366,336		$366,301	$346,319	$253,653	$253,096	$275,773
Ratios to average net assets Expenses	.75	%(b)	.74%	.74%	.80%	.80%	.76%
Net investment income	1.79	%(b)	1.48%	1.43%	1.50%	1.49%	1.51%
Portfolio turnover rate	23	%(c)	90%	47%	56%	56%	50%
(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than a year are not annualized.
(b)	Annualized.
(c)	Not Annualized.

See Notes to Financial Statements.

132	THE TARGET PORTFOLIO TRUST

Financial Highlights (Unaudited) (cont’d)

	SMALL CAPITALIZATION GROWTH PORTFOLIO
	Six Months Ended June 30, 2006		Year Ended December 31,
			2005	2004	2003	2002	2001

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$11.28		$10.79	$9.38	$7.05	$10.56	$13.09
Income (loss) from investment operations
Net investment loss	(.03)		(.07)	(.06)	(.06)	(.06)	(.07)
Net realized and unrealized gain (loss) on investments	.39		.56	1.47	2.39	(3.45)	(2.46)
Total from investment operations	.36		.49	1.41	2.33	(3.51)	(2.53)
Net asset value, end of period	$11.64		$11.28	$10.79	$9.38	$7.05	$10.56

TOTAL RETURN(a)	3.19%		4.54%	15.03%	33.05%	(33.24)%	(19.33)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$138,605		$143,366	$158,757	$140,251	$100,868	$145,554
Average net assets (000)	$147,662		$144,034	$146,717	$116,632	$122,299	$156,654
Ratios to average net assets Expenses	.90	%(b)	.91%	.90%	1.03%	.99%	.88%
Net investment loss	(.56	)%(b)	(.62)%	(.58)%	(.80)%	(.74)%	(.59)%
Portfolio turnover rate	48	%(c)	147%	107%	235%	153%	167%
(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than a year are not annualized.
(b)	Annualized.
(c)	Not Annualized.

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	133

Financial Highlights (Unaudited) (cont’d)

	SMALL CAPITALIZATION VALUE PORTFOLIO
	Six Months Ended June 30, 2006		Year Ended December 31,
			2005	2004	2003	2002	2001

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$18.98		$21.84	$18.78	$13.23	$17.54	$16.88
Income (loss) from investment operations
Net investment income	.12		.18	.17	.03	.04	.09
Net realized and unrealized gain (loss) on investments	1.42		2.06	4.27	6.18	(1.41)	2.67
Total from investment operations	1.54		2.24	4.44	6.21	(1.37)	2.76
Less dividends and distributions
Dividends from net investment income	(.02)		(.16)	(.17)	(.03)	(.04)	(.19)
Distributions from net realized gains	(.32)		(4.94)	(1.21)	(.63)	(2.90)	(1.91)
Total distributions	(.34)		(5.10)	(1.38)	(.66)	(2.94)	(2.10)
Net asset value, end of period	$20.18		$18.98	$21.84	$18.78	$13.23	$17.54

TOTAL RETURN(a)	8.16%		10.10%	24.02%	47.10%	(8.48)%	17.23%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$287,833		$259,115	$245,576	$205,989	$147,930	$177,088
Average net assets (000)	$284,948		$249,661	$218,487	$161,025	$167,945	$161,663
Ratios to average net assets Expenses	.79	%(b)	.79%	.82%	.93%	.88%	.87%
Net investment income	1.19	%(b)	.81%	.86%	.15%	.23%	.59%
Portfolio turnover rate	20	%(c)	118%	22%	89%	95%	114%
(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than a year are not annualized.
(b)	Annualized.
(c)	Not Annualized.

See Notes to Financial Statements.

134	THE TARGET PORTFOLIO TRUST

Financial Highlights (Unaudited) (cont’d)

	INTERNATIONAL EQUITY PORTFOLIO
	Six Months Ended June 30, 2006		Year Ended December 31,
			2005	2004	2003	2002	2001

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$13.99		$13.13	$11.53	$9.07	$10.10	$13.52
Income (loss) from investment operations
Net investment income	.18		.22	.15	.16	.11	.09
Net realized and unrealized gain (loss) on investments	1.41		1.59	1.59	2.43	(1.14)	(3.39)
Total from investment operations	1.59		1.81	1.74	2.59	(1.03)	(3.30)
Less dividends and distributions
Dividends from net investment income	(.03)		(.28)	(.14)	(.13)	— (b)	—
Distributions from net realized gains	—		(.67)	—	—	—	(.12)
Total distributions	(.03)		(.95)	(.14)	(.13)	—	(.12)
Net asset value, end of period	$15.55		$13.99	$13.13	$11.53	$9.07	$10.10

TOTAL RETURN(a)	11.42%		14.12%	15.23%	28.76%	(10.17)%	(24.56)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$244,048		$233,150	$230,300	$191,909	$140,392	$158,307
Average net assets (000)	$246,385		$221,543	$209,378	$153,435	$150,249	$190,106
Ratios to average net assets Expenses	.98	%(c)	.99%	1.00%	1.07%	1.09%	1.01%
Net investment income	2.26	%(c)	1.55%	1.27%	1.69%	1.17%	.82%
Portfolio turnover rate	21	%(d)	123%	59%	47%	55%	65%
(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than a year are not annualized.
(b)	Less than $0.005 per share
(c)	Annualized.
(d)	Not Annualized.

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	135

Financial Highlights (Unaudited) (cont’d)

	INTERNATIONAL BOND PORTFOLIO
	Six Months Ended June 30, 2006		Year Ended December 31,
			2005	2004	2003	2002	2001

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$8.33		$8.19	$8.45	$8.83	$7.46	$8.08
Income (loss) from investment operations
Net investment income	.09		.03	.26	.21	.15	.18
Net realized and unrealized gain (loss) on investments	(.18)		.27	.05	.26	1.33	(.64)
Total from investment operations	(.09)		.30	.31	.47	1.48	(.46)
Less dividends and distributions
Dividends from net investment income	(.26)		(.15)	(.48)	(.84)	(.11)	—
Distributions from net realized gains	(.01)		(.01)	(.09)	(.01)	—	—
Tax return of capital distributions	—		—	—	—	—	(.16)
Total distributions	(.27)		(.16)	(.57)	(.85)	(.11)	(.16)
Net asset value, end of period	$7.97		$8.33	$8.19	$8.45	$8.83	$7.46

TOTAL RETURN(a)	(1.25)%		3.95%	3.71%	5.31%	20.14%	(5.73)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$40,787		$42,912	$44,905	$38,553	$27,648	$18,637
Average net assets (000)	$41,454		$44,072	$43,199	$32,992	$22,022	$19,235
Ratios to average net assets
Expenses	1.68	%(b)	1.51%	1.49%	1.51%	1.69%	1.83%
Net investment income	2.18	%(b)	1.71%	2.15%	1.88%	1.88%	2.31%
Portfolio turnover rate	153	%(c)	223%	169%	235%	238%	251%
(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than a year are not annualized.
(b)	Annualized.
(c)	Not Annualized.

See Notes to Financial Statements.

136	THE TARGET PORTFOLIO TRUST

Financial Highlights (Unaudited) (cont’d)

	TOTAL RETURN BOND PORTFOLIO
	Six Months Ended June 30, 2006		Year Ended December 31,
			2005	2004	2003	2002	2001

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$10.39		$10.64	$10.66	$10.73	$10.42	$10.27
Income (loss) from investment operations
Net investment income	.21		.38	.20	.33	.41	.52
Net realized and unrealized gain (loss) on investments	(.26)		(.12)	.31	.33	.57	.28
Total from investment operations	(.05)		.26	.51	.66	.98	.80
Less dividends and distributions
Dividends from net investment income	(.22)		(.43)	(.44)	(.36)	(.45)	(.54)
Distributions from net realized gains	—		(.08)	(.09)	(.37)	(.22)	(.11)
Total dividends and distributions	(.22)		(.51)	(.53)	(.73)	(.67)	(.65)
Net asset value, end of period	$10.12		$10.39	$10.64	$10.66	$10.73	$10.42

TOTAL RETURN(a)	(.64)%		2.60%	4.73%	6.22%	9.65%	7.97%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$160,564		$161,675	$178,488	$158,148	$139,488	$106,086
Average net assets (000)	$160,989		$169,616	$170,073	$151,999	$122,888	$90,698
Ratios to average net assets Expenses	.75	%(b)	.76%	.75%	.76%	.75%	.78%
Net investment income	4.16	%(b)	3.72%	1.82%	2.99%	3.89%	4.83%
Portfolio turnover rate	213	%(c)	366%	587%	445%	429%	472%
(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than a year are not annualized.
(b)	Annualized.
(c)	Not Annualized.

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	137

Financial Highlights (Unaudited) (cont’d)

	INTERMEDIATE-TERM BOND PORTFOLIO
	Six Months Ended June 30, 2006		Year Ended December 31,
			2005	2004	2003	2002	2001

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$10.18		$10.36	$10.46	$10.50	$10.23	$10.23
Income (loss) from investment operations
Net investment income	.20		.36	.19	.28	.38	.52
Net realized and unrealized gain (loss) on investments	(.22)		(.16)	.14	.19	.47	.29
Total from investment operations	(.02)		.20	.33	.47	.85	.81
Less dividends and distributions
Dividends from net investment income	(.21)		(.38)	(.24)	(.34)	(.39)	(.54)
Distributions from net realized gains	—		— (b)	(.19)	(.17)	(.19)	(.27)
Total distributions	(.21)		(.38)	(.43)	(.51)	(.58)	(.81)
Net asset value, end of period	$9.95		$10.18	$10.36	$10.46	$10.50	$10.23

TOTAL RETURN(a)	(.19)%		1.88%	3.19%	4.58%	8.56%	8.19%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$245,218		$262,177	$297,982	$334,806	$333,069	$195,233
Average net assets (000)	$251,811		$278,441	$318,671	$343,466	$258,072	$167,039
Ratios to average net assets
Expenses	.67	%(c)	.63%	.64%	.68%	.66%	.66%
Net investment income	3.98	%(c)	3.48%	1.86%	2.64%	3.58%	4.91%
Portfolio turnover rate	84	%(d)	208%	133%	422%	377%	560%
(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than a year are not annualized.
(b)	Less than $0.005 per share.
(c)	Annualized.
(d)	Not Annualized.

See Notes to Financial Statements.

138	THE TARGET PORTFOLIO TRUST

Financial Highlights (Unaudited) (cont’d)

	MORTGAGE BACKED SECURITIES PORTFOLIO
	Six Months Ended June 30, 2006		Year Ended December 31,
			2005		2004	2003	2002	2001

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$10.10		$10.39		$10.45	$10.70	$10.44	$10.31
Income (loss) from investment operations
Net investment income	.20		.50		.36	.47	.56	.61
Net realized and unrealized gain (loss) on investments	(.27)		(.27)		.02	(.24)	.27	.17
Total from investment operations	(.07)		.23		.38	.23	.83	.78
Less Dividends
Dividends from net investment income	(.24)		(.52)		(.44)	(.48)	(.57)	(.65)
Net asset value, end of period	$9.79		$10.10		$10.39	$10.45	$10.70	$10.44

TOTAL RETURN(a)	(.72)%		2.29%		3.68%	2.20%	8.13%	7.79%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$75,976		$82,195		$95,796	$107,072	$115,546	$75,502
Average net assets (000)	$79,121		$89,756		$103,055	$114,526	$94,893	$69,767
Ratios to average net assets
Expenses	2.88	%(b)(c)	1.70	%(b)	.90%	.84%	.80%	.84%
Net investment income	4.33	%(c)	4.91%		3.48%	4.43%	4.43%	5.74%
Portfolio turnover rate	194	%(d)	251%		279%	282%	184%	72%
(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than a year are not annualized.
(b)	The annualized expense ratio without interest expense would have been 0.97% and 0.91%, respectively, for the six months ended June 30, 2006 and the fiscal year ended December 31, 2005.
(c)	Annualized.
(d)	Not Annualized.

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	139

Financial Highlights (Unaudited) (cont’d)

	U.S. GOVERNMENT MONEY MARKET PORTFOLIO
	Six Months Ended June 30, 2006		Year Ended December 31,
			2005	2004	2003	2002	2001

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income and net realized gain on investments	.018		.026	.008	.007	.013	.037
Less dividends and distributions	(.018)		(.026)	(.008)	(.007)	(.013)	(.037)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN(a)	1.72%		2.59%	.76%	.70%	1.31%	3.77%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$49,571		$57,207	$74,190	$98,464	$127,141	$154,982
Average net assets (000)	$51,542		$69,488	$94,854	$114,831	$128,550	$132,704
Ratios to average net assets
Expenses	.91	%(b)	.71%	.59%	.52%	.45%	.51%
Net investment income	3.69	%(b)	2.50%	.72%	.71%	1.31%	3.52%
(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than a year are not annualized.
(b)	Annualized.

See Notes to Financial Statements.

140	THE TARGET PORTFOLIO TRUST

Approval of Advisory Agreements

The Board of Trustees (the “Board”) of The TARGET Portfolio Trust (the “Trust”) oversees the management of each of the Trust’s Portfolios, and, as required by law, determines annually whether to renew the Trust’s management agreement with Prudential Investments LLC (“PI”) and each Portfolio’s subadvisory agreement. In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 7-8, 2006, and approved the renewal of the agreements through July 31, 2007, after concluding that renewal of the agreements was in the best interests of each of the Trust’s Portfolios and their shareholders.

In advance of the meetings, the Trustees received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with their consideration. In approving the agreements, the Trustees, including the Independent Trustees advised by independent legal counsel, considered the factors they deemed relevant, including the nature, quality and extent of services provided, the performance of each Portfolio of the Trust, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with each Portfolio and its shareholders. In their deliberations, the Trustees did not identify any single factor that was dispositive and each Trustee attributed different weights to the various factors. In connection with their deliberations, the Board considered information provided by PI throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 7-8, 2006.

The Trustees determined that the overall arrangements between the Trust and PI, which serves as the Trust’s investment manager pursuant to a management agreement, and between PI and each subadvisor, each of which serves pursuant to the terms of subadvisory agreements with PI, are fair and reasonable in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ determinations to approve the renewal of the agreements are discussed separately below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature and extent of services provided to the Trust by PI and each subadvisor. The Board considered the services provided by PI, including but not limited to the oversight of the subadvisors, as well as the provision of fund recordkeeping and compliance services to the Trust.

THE TARGET PORTFOLIO TRUST

Approval of Advisory Agreements (continued)

With respect to PI’s oversight of the subadvisors, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), a business unit of PI, is responsible for screening and recommending new subadvisors when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the subadvisors. The Board also considered that PI pays the salaries of all of the officers and non-independent Trustees of the Fund. The Board also considered the investment subadvisory services provided by each subadvisor, as well as compliance with the Trust’s investment restrictions, policies and procedures. The Board considered PI’s evaluation of the subadvisors, as well as PI’s recommendation, based on its review of the subadvisors, to renew the subadvisory agreements or to replace certain subadvisors, as applicable.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Trust and each subadvisor, and also reviewed the qualifications, backgrounds and responsibilities of the subadvisors’ portfolio managers who are responsible for the day-to-day management of each Portfolio. The Board was provided with information pertaining to PI’s and each subadvisor’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and each subadvisor. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (CCO) as to both PI and each subadvisor.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Portfolios by each subadvisor, and that there was a reasonable basis on which to conclude that the Trust and its Portfolios benefit from the services provided by PI and each subadvisor under the management and subadvisory agreements.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Trust’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular advisor, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the advisor’s capital

THE TARGET PORTFOLIO TRUST

structure and cost of capital. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

The Board noted that none of the Trust’s subadvisors were affiliated with PI, and concluded that the level of profitability of a subadvisor not affiliated with PI may not be as significant as PI’s profitability, given the arm’s length nature of the process by which the subadvisory fee rates were negotiated by PI and the unaffiliated subadvisors, as well as the fact that PI compensates the subadvisors out of its management fee.

Economies of Scale

The Board noted that the advisory fee schedule for the Portfolios of the Trust does not contain breakpoints that reduce the fee rate on assets above specified levels. The Board received and discussed information concerning whether PI realizes economies of scale as each Portfolio’s assets grow beyond current levels. However, because of the nature of PI’s business, the Board could not reach definitive conclusions as to whether PI might realize economies of scale on a particular Portfolio or how great they may be. In light of each Portfolio’s current size and fee rate, the Board concluded that the absence of breakpoints in each Portfolio’s fee schedule is acceptable at this time.

Other Benefits to PI and the Subadvisors

The Board considered potential ancillary benefits that might be received by PI, the subadvisors, and their affiliates as a result of their relationship with the Trust. The Board concluded that potential benefits to be derived by PI included brokerage commissions received by affiliates of PI, transfer agency fees received by the Trust’s transfer agent (which is affiliated with PI), as well as reputational or other intangible benefits resulting from PI’s association with the Trust. The Board concluded that the potential benefits to be derived by the subadvisors included the ability to use soft dollar credits, brokerage commissions received by affiliates of the subadvisors, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and reputational benefits. The Board concluded that the benefits derived by PI and the subadvisors were consistent with the types of benefits generally derived by investment managers and subadvisors to mutual funds.

THE TARGET PORTFOLIO TRUST

Approval of Advisory Agreements (continued)

Performance of the Portfolios/Fees and Expenses/Other Factors

With respect to each Portfolio of the Trust, the Board also considered certain additional specific factors and related conclusions relating to the performance and fees and expenses of the Portfolios, as detailed below. Among other things, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups. The mutual funds included in each Peer Universe or Peer Group were objectively determined solely by Lipper Inc., an independent provider of mutual fund data. The comparisons placed the Portfolios of the Trust in various quartiles over one-year, three-year and five-year time periods ending December 31, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The Board also considered each Portfolio’s contractual and actual management fee, as well as each Portfolio’s net total expense ratio. The contractual management fee is computed based on hypothetical common levels of Portfolio net assets, while the actual management fee represents the fee rate actually paid by Portfolio shareholders and includes any fee waivers or reimbursements. The net total expense ratio for each Portfolio represents the actual expense ratio incurred by Portfolio shareholders.

The Board also considered that during 2005 and continuing through 2006, several significant initiatives had been approved which, when fully implemented, were expected to result in cost savings and expense reductions for the Portfolios of the Trust. In particular, the Board observed that implementation of an electronic registration statement desktop publishing system to replace the use of financial printing firms was expected to be completed by the end of 2006 and was expected to significantly reduce the costs borne by Trust shareholders for the production and filing of Trust registration statements. The Board also observed that new custodian arrangements had been approved, which were also expected to result in reductions in custodian fees borne by Trust shareholders.

Intermediate-Term Bond Portfolio. The Board received and considered information about the Portfolio’s historical performance, noting that the Portfolio had achieved performance that was in the first quartile during the first quarter of 2006, performance that was in the third quartile over a one-year period, performance that was in the fourth quartile over a three-year period, performance that was in the third quartile over a five-year period and performance that was in the second quartile over a ten-year period, in relation to the Peer Universe. Although the Portfolio underperformed in comparison to the other mutual funds included in the Peer Universe, the Board noted that the Portfolio had outperformed when compared against its benchmark index, the

THE TARGET PORTFOLIO TRUST

Lehman Brothers Government/Credit Intermediate Bond Index, a relatively narrow bond market index, over the same time periods. The Board further noted that the Portfolio’s underperformance relative to the other mutual funds in the Peer Universe was in large part attributable to the fact that most of the other mutual funds included in the Peer Universe were managed to have risk characteristics similar to a broader benchmark index. The Portfolio was managed with less interest-rate sensitivity than many of the other funds in its Peer Universe. Interest rates had consistently fallen over the past five years, and funds with greater interest-rate exposure than the Portfolio have generally posted the strongest results. The Board determined that the Portfolio’s performance was satisfactory.

The Board considered the management fee for the Portfolio as compared to the management fee charged by PI to other funds and accounts and the fee charged by other advisors to comparable mutual funds. The Portfolio’s management fee of 0.450% ranked in the first quartile in its Peer Group. The Board concluded that the management and subadvisory fees were reasonable.

International Bond Portfolio. The Board received and considered information about the Portfolio’s historical performance, noting that the Portfolio had achieved performance that was in the fourth quartile during the first quarter of 2006, performance that was in the first quartile over a one-year period, and performance that was in the fourth quartile over three-year, five-year and ten-year periods, in relation to the Peer Universe. The Board noted that the Portfolio’s performance during the one-year period slightly trailed its benchmark index, but observed that the Portfolio’s performance over longer time periods outperformed the index. Although the Board noted that the Portfolio’s long-term performance against comparable mutual funds had been disappointing, the Board noted that the Portfolio’s recent performance was better than the median performance of the comparable mutual funds. The Board also noted that the Portfolio’s current subadvisor, Pacific Investment Management Company LLC (PIMCO), had assumed responsibility for the Portfolio in late 2004. In light of this, the Board concluded that the Portfolio’s recent performance was satisfactory and that it was reasonable to allow PIMCO to continue to create a performance record against which PIMCO should be evaluated, to approve the continuance of the management and subadvisory agreements and to continue to monitor the situation.

The Board considered the management fee for the Portfolio as compared to the management fee charged by PI to other funds and accounts and the fee charged

THE TARGET PORTFOLIO TRUST

Approval of Advisory Agreements (continued)

by other advisors to comparable mutual funds. The Portfolio’s management fee of 0.50% ranked in the first quartile in its Peer Group. The Board concluded that the management and subadvisory fees were reasonable.

International Equity Portfolio. The Board received and considered information about the Portfolio’s historical performance, noting that the Portfolio had achieved performance that was in the first quartile during the first quarter of 2006, performance that was in the third quartile over a one-year period, performance that was in the fourth quartile over three-year and five-year periods, and performance that was in the third quartile over a ten-year period, in relation to the Peer Universe. The Board noted that although the Portfolio had underperformed in comparison to the group of comparable mutual funds, the Portfolio’s one-year performance was only slightly lower than the median performance of the comparable mutual funds. Over the same one-year time period, the Board noted that the Portfolio had outperformed in comparison to its benchmark index.

While expressing the view that the Portfolio’s performance had been disappointing, the Board noted that PI had taken steps to address the performance issues by replacing the previous subadvisor and that the Portfolio’s performance was not attributable to the Portfolio’s current subadvisors, LSV Asset Management (LSV) and Thornburg Investment Management, Inc. (Thornburg), each of which had only served as subadvisors to the Portfolio since April 2005. In light of this, the Board concluded that it was reasonable to allow LSV and Thornburg to continue to create a performance record against which LSV and Thornburg should be evaluated, to approve the continuance of the management and subadvisory agreements and to continue to monitor the situation.

The Board considered the management fee for the Portfolio as compared to the management fee charged by PI to other funds and accounts and the fee charged by other advisors to comparable mutual funds. The Portfolio’s management fee of 0.700% ranked in the first quartile in its Peer Group, and was the lowest fee among the mutual funds included in the Peer Group. The Board concluded that the management and subadvisory fees were reasonable.

Large Capitalization Growth Portfolio. The Board received and considered information about the Portfolio’s historical performance, noting that the Portfolio had achieved performance that was in the second quartile during the first quarter of 2006, performance that was in the second quartile over a one-year period,

THE TARGET PORTFOLIO TRUST

performance that was in the first quartile over three-year and five-year periods, and performance that was in the second quartile over a ten-year period in relation to the Peer Universe. The Board further noted that the Portfolio had also outperformed against its benchmark index over the same one-year, three-year and five-year periods. The Board determined that the Portfolio’s performance was satisfactory.

The Board considered the management fee for the Portfolio as compared to the management fee charged by PI to other funds and accounts and the fee charged by other advisors to comparable mutual funds. The Portfolio’s management fee of 0.600% ranked in the first quartile in its Peer Group, and was the lowest fee charged among all of the mutual funds included in the Peer Group. The Board concluded that the management and subadvisory fees were reasonable.

Large Capitalization Value Portfolio. The Board received and considered information about the Portfolio’s historical performance, noting that the Portfolio had achieved performance that was in the second quartile during the first quarter of 2006, performance that was in the second quartile over a one-year period, performance that was in the first quartile over three-year and five-year periods, and performance that was in the second quartile over a ten-year period, in relation to the group of comparable funds in a Peer Universe. The Board noted that the Portfolio outperformed against its benchmark index over the same one-year, three-year and five-year time periods. The Board also reviewed the separate performance records of the two “sleeves” of the Portfolio managed by Hotchkis and Wiley Capital Management LLC and J.P. Morgan Investment Management, Inc. The Board did not consider the performance of the sleeve managed by NFJ Investment Group L.P. (NFJ), because NFJ had been added as an additional subadvisor during the fourth quarter of 2005. The Board determined that the Portfolio’s performance was satisfactory.

The Board considered the management fee for the Portfolio as compared to the management fee charged by PI to other funds and accounts and the fee charged by other advisors to comparable mutual funds. The Portfolio’s management fee of 0.600% ranked in the first quartile in its Lipper 15(c) Peer Group, and was the lowest fee charged among all of the mutual funds included in the Peer Group. The Board concluded that the management and subadvisory fees were reasonable.

Mortgage Backed Securities Portfolio. The Board received and considered information about the Portfolio’s historical performance, noting that the Portfolio

THE TARGET PORTFOLIO TRUST

Approval of Advisory Agreements (continued)

had achieved performance that was in the third quartile during the first quarter of 2006, performance that was in the first quartile over a one-year period, performance that was in the second quartile over three-year and five-year periods, and performance that was in the first quartile over a ten-year period, in relation to the Peer Universe. The Board determined that the Portfolio’s performance was satisfactory.

The Board considered the management fee for the Portfolio as compared to the management fee charged by PI to other funds and accounts and the fee charged by other advisors to comparable mutual funds. The Portfolio’s management fee of 0.450% ranked in the second quartile in its Peer Group. The Board concluded that the management and subadvisory fees were reasonable.

Small Capitalization Growth Portfolio. The Board received and considered information about the Portfolio’s historical performance, noting that the Portfolio had achieved performance that was in the fourth quartile during the first quarter of 2006, performance that was in the third quartile over a one-year period, and performance that was in the fourth quartile over three-year, five-year and ten-year periods, in relation to the Peer Universe. The Board further noted that although the Portfolio outperformed against its benchmark index over a one-year period, the Portfolio underperformed against its benchmark over three-year and five-year periods. The Board also reviewed the separate performance records of the two “sleeves” of the Portfolio managed by RS Investment Management, L.P. (“RS”) and Transamerica Investment Management, Inc. (“Transamerica”).

While expressing the view that the Portfolio’s performance over three-year and five-year periods was disappointing, the Board noted that RS and Transamerica had assumed responsibility for managing the Portfolio’s assets in 2003, and that the Portfolio’s performance had exceeded its benchmark index in six of the past eight calendar quarters. The Board concluded that it was reasonable to allow RS and Transamerica to continue to create a performance record against which they should be evaluated, to approve the continuance of the management and subadvisory agreements and to continue to monitor the situation.

The Board considered the management fee for the Portfolio as compared to the management fee charged by PI to other funds and accounts and the fee charged by other advisors to comparable mutual funds. The Portfolio’s management fee of 0.600% ranked in the first quartile in its Peer Group, and was the lowest fee charged among all of the mutual funds included in the Peer Group. The Board concluded that the management and subadvisory fees were reasonable.

THE TARGET PORTFOLIO TRUST

Small Capitalization Value Portfolio. The Board received and considered information about the Portfolio’s historical performance, noting that the Portfolio had achieved performance that was in the third quartile during the first quarter of 2006, performance that was in the first quartile over one-year, three-year and five-year periods, and performance that was in the second quartile over a ten-year period, in relation to the group of comparable funds in a Peer Universe. The Board noted that the Portfolio also outperformed against its benchmark index over the same one-year, three-year and five-year time periods. The Board also reviewed the separate performance records of the Portfolio’s current subadvisors, EARNEST Partners LLC, NFJ Investment Group L.P., J.P. Morgan Investment Management, Inc. and Lee Munder Investments Ltd., with respect to the “sleeves” of the Portfolio managed by each of the subadvisors. The Board did not consider the performance record of the sleeve managed by Vaughan Nelson Investment Management because it had assumed responsibility for managing assets in November 2005. The Board determined that the Portfolio’s performance was satisfactory.

The Board considered the management fee for the Portfolio as compared to the management fee charged by PI to other funds and accounts and the fee charged by other advisors to comparable mutual funds. The Portfolio’s management fee of 0.600% ranked in the first quartile in its Peer Group and was the lowest management fee among the funds in the Peer Group. The Board concluded that the management and subadvisory fees were reasonable.

Total Return Bond Portfolio. The Board received and considered information about the Portfolio’s historical performance, noting that the Portfolio had achieved performance that was in the first quartile during the first quarter of 2006, and performance that was in the first quartile over one-year, three-year, five-year and ten-year periods respectively, in relation to the Peer Universe. The Board further noted that the Portfolio had outperformed when compared against its benchmark over the same one-year, three-year and five-year time periods. The Board determined that the Portfolio’s performance was satisfactory.

The Board considered the management fee for the Portfolio as compared to the management fee charged by PI to other funds and accounts and the fee charged by other advisors to comparable mutual funds. The Portfolio’s management fee of 0.450% ranked in the first quartile in its Peer Group. The Board concluded that the management and subadvisory fees were reasonable.

THE TARGET PORTFOLIO TRUST

Approval of Advisory Agreements (continued)

U.S. Government Money Market Portfolio. The Board received and considered information about the Portfolio’s historical performance, noting that the Portfolio had achieved performance that was in the fourth quartile during the first quarter of 2006, performance that was in the second quartile over a one-year period, performance that was in the first quartile over a three-year period, and performance that was in the third quartile over five-year and ten-year periods, in relation to the Peer Universe. The Board determined that the Portfolio’s performance was satisfactory.

The Board considered the management fee for the Portfolio as compared to the management fee charged by PI to other funds and accounts and the fee charged by other advisors to comparable mutual funds. The Portfolio’s management fee of 0.250% ranked in the second quartile in its Peer Group. The Board concluded that the management and subadvisory fees were reasonable.

THE TARGET PORTFOLIO TRUST

■MAIL	■TELEPHONE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852

PROXY VOTING

The Board of Trustees of The TARGET Portfolio Trust has delegated to the Trust’s investment subadvisors the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Trust. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Trust’s website and on the Commission’s website.

TRUSTEES
Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn • Clay T. Whitehead

OFFICERS

Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Jack Benintende, Assistant Treasurer • M. Sadiq Peshimam, Assistant Treasurer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Helene Gurian, Acting Anti-Money Laundering Compliance Officer • Lee D. Augsburger, Chief Compliance Officer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISORS	EARNEST Partners, LLC	75 14th Street Suite 2300 Atlanta, GA 30309

	Goldman Sachs Asset Management LP	32 Old Slip 23rd Floor New York, NY 10005

	Hotchkis and Wiley Capital Management, LLC	725 S. Figueroa Street Suite 3900 Los Angeles, CA 90017

	J.P. Morgan Investment Management, Inc.	522 Fifth Avenue New York, NY 10036

	Lee Munder Investments Ltd.	200 Clarendon Street Boston, MA 02116

	LSV Asset Management	One North Wacker Drive Suite 4000 Chicago, IL 60606

	NFJ Investment Group L.P.	2121 San Jacinto Suite 1840 Dallas, TX 75201

	Marsico Capital Management, LLC	1200 17th Street Suite 1600 Denver, CO 80202

	Pacific Investment Management Company LLC	840 Newport Center Drive Newport Beach, CA 92660

	RS Investment Management, L.P.	388 Market Street Suite 1700 San Francisco, CA 94111

	Thornburg Investment Management, Inc.	119 East Marcy Street Santa Fe, NM 87501

	Transamerica Investment Management, Inc.	11111 Santa Monica Boulevard Suite 820 Los Angeles, CA 90025

	Vaughan Nelson Investment Management, LP	600 Travis Street Suite 6300 Houston, TX 77002

	Wellington Management Company, LLP	75 State Street Boston, MA 02109

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	PFPC Trust Company	400 Bellevue Parkway Wilmington, DE 19809

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19176

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie, Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of a Portfolio carefully before investing. The prospectuses for the Portfolios contain this and other information about the Portfolios. An investor may obtain a prospectus by visiting our website at www.prudential.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES

Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, The TARGET Portfolio Trust, PO Box 13964, Philadelphia, PA 19176. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trusts’ Forms N-Q are available on the Commission’s website at www.sec.gov. The Trusts’ Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Trust’s schedule of portfolio holdings is also available on the Trust’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

The TARGET Portfolio Trust	NASDAQ	CUSIP		NASDAQ	CUSIP
Large Capitalization Growth	TALGX	875921207	Large Capitalization Value	TALVX	875921108
Small Capitalization Growth	TASGX	875921405	Small Capitalization Value	TASVX	875921306
International Equity	TAIEX	875921504	International Bond	TIBPX	875921876
Total Return Bond	TATBX	875921884	Intermediate-Term Bond	TAIBX	875921801
Mortgage Backed Securities	TGMBX	875921702	U.S. Govt Money Market	PUGXX	875921603

TMF158E2        IFS-A122482        Ed. 08/2006

Item 2	– Code of Ethics – Not required, as this is not an annual filing.

Item 3	– Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4	– Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5	– Audit Committee of Listed Registrants – Not applicable.

Item 6	– Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7	– Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8	– Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9	– Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10	– Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11	– Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12	– Exhibits

(a) (1) Code of Ethics – Not required, as this is not an annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Target Portfolio Trust

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date August 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date August 25, 2006

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer
Date August 25, 2006

*	Print the name and title of each signing officer under his or her signature.